SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                                                                        [ ]
                       Post-Effective Amendment No. 23                  [X]
                              (File No. 33-15290)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 23                          [X]
                              (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                         IDS Life of New York Account 8

                               Name of Depositor:
                     IDS LIFE INSURANCE COMPANY OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on May 1, 2003 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003

IDS LIFE OF NEW YORK

VARIABLE UNIVERSAL LIFE INSURANCE

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
            20 Madison Avenue Extension
            Albany, NY 12203
            Phone: (800) 541-2251
            Web site address: americanexpress.com

            IDS LIFE OF NEW YORK ACCOUNT 8

This prospectus contains information that you should know about the life insurance policy before investing in IDS Life of New York Variable Universal Life Insurance (VUL-NY).

The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. Each policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

-    A fixed account to which we credit interest.

-    Subaccounts that invest in underlying funds.


Prospectuses are available for the funds that are investment options under this policy. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life of New York has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

-    Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

TABLE OF CONTENTS

POLICY BENEFITS AND RISKS                                                      3
     Policy Benefits                                                           3
     Policy Risks                                                              5
     Fund Risks                                                                6
FEE TABLES                                                                     7
     Transaction Fees                                                          7

     Charges Other than Fund Operating Expenses                                8

     Annual Operating Expenses of the Funds                                    9
LOADS, FEES AND CHARGES                                                       12
     Premium Expense Charge                                                   12
     Monthly Deduction                                                        12
     Surrender Charge                                                         13
     Partial Surrender Charge                                                 14
     Mortality and Expense Risk Charge                                        14
     Transaction Charge                                                       14
     Transfer Charge                                                          14
     Annual Operating Expenses of the Funds                                   14
     Effect of Loads, Fees and Charges                                        15
     Other Information on Charges                                             15
IDS LIFE OF NEW YORK                                                          15
THE VARIABLE ACCOUNT                                                          15
THE FUNDS                                                                     16
     Relationship Between Funds and Subaccounts                               23
     Substitution of Investments                                              23
     Voting Rights                                                            23
THE TRUST                                                                     24
     Trust Maturity                                                           24

     Roles of Salomon Smith Barney Inc.
       and IDS Life of New York                                               24

THE FIXED ACCOUNT                                                             24
PURCHASING YOUR POLICY                                                        25
     Application                                                              25
     Premiums                                                                 25
POLICY VALUE                                                                  26
     Fixed Account                                                            26
     Subaccounts                                                              26
KEEPING THE POLICY IN FORCE                                                   27
     Death Benefit Guarantee                                                  27
     Grace Period                                                             27
     Reinstatement                                                            27
     Exchange Right                                                           28
PROCEEDS PAYABLE UPON DEATH                                                   28
     Change in Death Benefit Option                                           29
     Changes in Specified Amount                                              29
     Misstatement of Age or Sex                                               30
     Suicide                                                                  30
     Beneficiary                                                              30
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS                           30
     Restrictions on Transfers                                                30
     Fixed Account Transfer Policies                                          31
     Minimum Transfer Amounts                                                 31
     Maximum Transfer Amounts                                                 31
     Maximum Number of Transfers Per Year                                     31
     Automated Transfers                                                      32
     Automated Dollar-Cost Averaging                                          32
     Asset Rebalancing                                                        33
POLICY LOANS                                                                  33
     Minimum Loan Amounts                                                     33
     Maximum Loan Amounts                                                     33
     Allocation of Loans to Accounts                                          33
     Repayments                                                               33
     Overdue Interest                                                         33
     Effect of Policy Loans                                                   33
POLICY SURRENDERS                                                             34
     Total Surrenders                                                         34
     Partial Surrenders                                                       34
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER                             34
PAYMENT OF POLICY PROCEEDS                                                    35
     Payment Options                                                          35
     Deferral of Payments                                                     35
FEDERAL TAXES                                                                 36
     IDS Life of New York's Tax Status                                        36
     Taxation of Policy Proceeds                                              36
     Modified Endowment Contracts                                             37
     Other Tax Considerations                                                 38
LEGAL PROCEEDINGS                                                             38
KEY TERMS                                                                     39
FINANCIAL STATEMENTS                                                          40

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS


     POLICY BENEFIT                          WHAT IT MEANS                                         HOW IT WORKS
------------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT                We will pay a benefit to the                 The relationship between the policy value and the death
                             beneficiary of the policy when the           benefit depends on which of two death benefit options you
                             insured dies. Before the insured's           choose:
                             attained insurance age 100, your
                             policy's death benefit can never be          -  OPTION 1 (LEVEL AMOUNT): The death benefit is the
                             less than the specified amount unless           greater of the specified amount or a percentage of
                             you change that amount or your policy           policy value.
                             has outstanding indebtedness.
                                                                          -  OPTION 2 (VARIABLE AMOUNT): The death benefit is the
                                                                             greater of the specified amount plus the policy value,
                                                                             or a percentage of policy value.

                                                                          You may change the death benefit option or specified
                                                                          amount within certain limits, but doing so generally will
                                                                          affect policy charges.

MATURITY BENEFIT             If the insured is alive at insurance         The policy matures at the insured's attained age 100, the
                                                                          policy ends. insurance age 100. We pay you the cash
                                                                          surrender value as a maturity benefit.

OPTIONAL INSURANCE BENEFITS  You may add optional benefits to your        AVAILABLE RIDERS YOU MAY ADD:
                             policy at an additional cost, in the form
                             of riders (if you meet certain               -  ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB provides an
                             requirements). The amounts of these             additional death benefit if the insured's death is
                             benefits do not vary with investment            caused by accidental injury.
                             experience of the variable account.
                             Certain restrictions apply and are           -  CHILDREN'S INSURANCE RIDER (CIR): CIR provides level
                             clearly described in the applicable             term coverage on each eligible child.
                             rider.
                                                                          -  OTHER INSURED RIDER (OIR): OIR provides a level,
                                                                             adjustable death benefit on the life of each other
                                                                             insured covered.

                                                                          -  WAIVER OF MONTHLY DEDUCTION RIDER (WMD): Under WMD, we
                                                                             will waive the monthly deduction if the insured becomes
                                                                             totally disabled before age 60.

DEATH BENEFIT GUARANTEE      Your policy will not lapse (end              DEATH BENEFIT GUARANTEE: The policy has a DBG option,
(DBG)                        without value) if the DBG is in              which guarantees the policy will not lapse before the
                             effect, even if the cash surrender           insured's attained insurance age 65 (or five years from
                             value is less than the amount needed         the policy date, if later). The DBG remains in effect if
                             to pay the monthly deduction.                you meet certain premium requirements and indebtedness
                                                                          does not exceed the policy value minus surrender charges.

FLEXIBLE PREMIUMS            You choose when to pay premiums and how      When you apply for your policy, you state how much you
                             much premium to pay.                         intend to pay and whether you will pay quarterly,
                                                                          semiannually or annually. You may also make additional,
                                                                          unscheduled premium payments subject to certain limits. We may refuse premiums in order to comply with the Code.
                                                                          Although you have flexibility in paying premiums, the
                                                                          amount and frequency of your payments will affect the
                                                                          policy value, cash surrender value and the length of time
                                                                          your policy will remain in force as well as affect whether the DBG remains in effect.


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

     POLICY BENEFIT                          WHAT IT MEANS                                         HOW IT WORKS
------------------------------------------------------------------------------------------------------------------------------------
RIGHT TO EXAMINE YOUR        You may return your policy for any reason    You may mail or deliver the policy to IDS Life's home
POLICY ("FREE LOOK")         and receive a full refund of all premiums    office or to your sales representative with a written
                             paid.                                        request for cancellation by the 10th day after you receive it or the 45th day after you sign your application. On the date your request is postmarked or received, the policy
                                                                          will immediately be considered void from the start.

                                                                          Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be
                                                                          honored if received at our home office within 30 days from the latest of the following dates:

                                                                          -  The date we mail the policy from our office.

                                                                          -  The policy date (only if the policy is issued in
                                                                             force).

                                                                          -  The date your sales representative delivers the
                                                                             policy to you as evidenced by our policy delivery
                                                                             receipt, which you must sign and date.

                                                                          We reserve the right to change or discontinue this
                                                                          administrative practice at any time.

EXCHANGE RIGHT               For two years after the policy is issued,    Because the policy itself offers a fixed return option,
                             you can exchange it for one that provides    all you need to do is transfer all of the policy value in
                             benefits that do not vary with the           the subaccounts to the fixed account. This exchange does
                             investment return of the subaccounts.        not require our underwriting approval. We do not issue a
                                                                          new policy.

INVESTMENT CHOICES           You may direct your net premiums or
                             transfer your policy's value to:

                             -  THE VARIABLE ACCOUNT which consists of    -  UNDER THE VARIABLE ACCOUNT your policy's value may
                                subaccounts, each of which invests in        increase or decrease daily, depending on the
                                a fund with a particular investment          investment return. No minimum amount is guaranteed.
                                objective or a unit investment trust,        On the maturity date of the trust, it is anticipated
                                which invests in a designated                but not guaranteed that each 1,000 units of the trust
                                portfolio of U.S. Government                 will be redeemed for $1,000.
                                Securities. The trust matures in 2004;
                                or

                             -  THE FIXED ACCOUNT which is our general    -  THE FIXED ACCOUNT earns interest rates that we adjust
                                investment account.                          periodically. This rate will never be lower than
                                                                             4.5%.

SURRENDERS                   You may cancel the policy while it is in     The cash surrender value is the policy value minus
                             force and receive its cash surrender value   indebtedness minus any applicable surrender charges.
                             or take a partial surrender out of your      Partial surrenders are available within certain limits for
                             policy.                                      a fee.

LOANS                        You may borrow against your policy's cash    Your policy secures the loan.
                             surrender value.

TRANSFERS                    You may transfer your policy's value.        You may, at no charge, transfer policy value from one
                                                                          subaccount to another or between subaccounts and the
                                                                          fixed account. Certain restrictions may apply to
                                                                          transfers. You can also arrange for automated transfers
                                                                          among the fixed account and subaccounts.


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

POLICY RISKS


       POLICY RISK                          WHAT IT MEANS                                         WHAT CAN HAPPEN
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT RISK              You direct your net premiums or transfer     -  You can lose cash values due to adverse investment
                             your policy's value to a subaccount that        experience. No minimum amount is guaranteed under the
                             may drop in value.                              subaccounts of the variable account.

                                                                          -  Your death benefit under Option 2 may be lower due to
                                                                             adverse investment experience.

                                                                          -  Your policy could lapse due to adverse investment
                                                                             experience if the DBG is not in effect and you do not
                                                                             pay premium needed to maintain coverage.

                             You transfer your policy's value between     -  The value of the subaccount from which you transferred
                             subaccounts.                                    could increase while the value of the subaccount to
                                                                             which you transferred could decrease.

RISK OF LIMITED POLICY       The policy is not suitable as a short-term   -  If you are unable to afford the premiums needed to
VALUES IN EARLY YEARS        investment.                                     keep the policy in force for a long period of time,
                                                                             your policy could lapse with no value.

                             Your policy has little or no cash surrender  -  Surrender charges significantly reduce policy value
                             value in the early policy years.                during the first five policy years. Poor investment
                                                                             performance can also significantly reduce policy
                                                                             values. During early policy years the cash surrender
                                                                             value may be less than the premiums you pay for the
                                                                             policy.

                             Your ability to take partial surrenders is   -  You cannot take partial surrenders during the first
                             limited.                                        policy year.

LAPSE RISK                   You do not pay the premiums needed to        -  We will not pay a death benefit if your policy
                             maintain coverage.                              lapses.

                             Your policy may lapse due to surrender       -  Surrender charges affect the surrender value, which
                             charges.                                        is a measure we use to determine whether your
                                                                             contract will enter a grace period (and possibly
                                                                             lapse). A partial surrender will reduce the policy
                                                                             value, will reduce the death benefit and may
                                                                             terminate the DBG.

                             You take a loan against your policy.         -  Taking a loan increases the risk that your policy
                                                                             will lapse, will have a permanent effect on the
                                                                             policy value, will reduce the death benefit and may
                                                                             terminate the DBG.

                             Your policy can lapse due to poor            -  Your policy could lapse due to adverse investment
                             investment performance.                         experience if the DBG is not in effect and you do not
                                                                             pay premium needed to maintain coverage.

EXCHANGE/REPLACEMENT RISK    You drop another policy to buy this one.     -  You may pay surrender charges on the policy you drop.

                                                                          -  This policy has surrender charges, which may extend
                                                                             beyond those in the policy you drop.

                                                                          -  You will be subject to new incontestability and
                                                                             suicide periods.

                                                                          -  You may be in a higher insurance risk-rating category
                                                                             now and you may pay higher premiums.

                             You use cash values or dividends from        -  If you borrow from another policy to buy this one,
                             another policy to buy this one.                 the loan reduces the death benefit on the other
                                                                             policy. If you fail to repay the loan and accrued
                                                                             interest, you could lose the other coverage and you
                                                                             may be subject to income tax if the policy ends with
                                                                             a loan against it.

                                                                          -  The exchange may have adverse tax consequences.


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

       POLICY RISK                          WHAT IT MEANS                                         WHAT CAN HAPPEN
------------------------------------------------------------------------------------------------------------------------------------
TAX RISK                     Congress may change current tax law          -  You could lose any or all of the specific federal
                             at any time.                                    income tax attributes and benefits of a life
                                                                             insurance policy including tax-deferred accrual of
                             The Internal Revenue Service (IRS)              cash values and income tax free death benefits.
                             may change how it interprets tax law.

                             The policy fails to qualify as life          -  Increases in cash value are taxable as ordinary
                             insurance for federal income tax                income. Your beneficiary may have to pay income tax
                             purposes.                                       on part of the death benefit.

                             Certain changes you make to the policy may   -  Cash values taken from or assigned under a modified
                             cause it to become a "modified endowment        endowment contract before the owner's age 59 1/2 will
                             contract" for federal income tax purposes.      be subject to a 10% penalty tax in most cases in
                                                                             addition to federal income taxes.

                             The IRS determines that you, not the         -  You may be taxed on the income of each subaccount to
                             Variable Account, are the owner of the          extent of your investment.
                             the fund shares held by our Variable
                             Account.

                             You buy this policy to fund a tax-deferred   The tax-deferred accrual of cash values provided by the
                             retirement plan.                             policy is unnecessary because tax deferral is provided by
                                                                          the tax-deferred retirement plan.


Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS


A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's or the trusts's prospectus. Please refer to the prospectuses for the funds and/or the trust for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES. Because the trust invests in a specified portfolio, it has no investment adviser.


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES


         CHARGE                         WHEN CHARGE IS DEDUCTED                                 AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM EXPENSE CHARGE*      When you pay premium.                        3.5% of each premium payment.

SURRENDER CHARGE**           When you surrender your policy for           RATE PER $1,000 OF THE INITIAL SPECIFIED AMOUNT:
                             its full cash surrender value, or
                             the policy lapses, during the first          MINIMUM: $5.11 -- Female, Standard, Age 1
                             ten years and for ten years after
                             requesting an increase in the                MAXIMUM: $36.80 -- Male, Standard, Age 85
                             specified amount.
                                                                          REPRESENTATIVE INSURED: $10.42 -- Male, Nonsmoker, Age 40

PARTIAL SURRENDER CHARGE     When you surrender part of the value         The lesser of:
                             of your policy.
                                                                          -  $25; or

                                                                          -  2% of the amount surrendered.

TRANSFER CHARGE              Upon transfer, if we impose a limit          MAXIMUM: Up to $25 per transfer in excess of five.
                             of five transfers per year by mail
                             or phone per policy year.                    CURRENT: No charge.

FEES FOR EXPRESS MAIL AND    When we pay policy proceeds by               -  $15 -- United States
WIRE TRANSFERS OF LOAN       express mail or wire transfer.
PAYMENTS AND SURRENDERS                                                   -  $30 -- International



* A sales charge of 2.5% and a premium tax charge of 1% make up the premium expense charge.

** This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or phone number shown on the first page of this prospectus.


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


CHARGES OTHER THAN FUND OPERATING EXPENSES


         CHARGE                         WHEN CHARGE IS DEDUCTED                                 AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGES*   Monthly.                                     MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK:

                                                                          MINIMUM: $.05 -- Female, Standard, Age 10

                                                                          MAXIMUM: $40.64 -- Male, Smoker, Age 99

                                                                          REPRESENTATIVE INSURED: $.19 -- Male, Nonsmoker, Age 40

POLICY FEE                   Monthly.                                     GUARANTEED: $5 per month.

DEATH BENEFIT                Monthly.                                     The monthly rate is .01 per $1,000 of the current
GUARANTEE CHARGE**                                                        specified amount and .01 per $1,000 of coverage under
                                                                          the OIR.

MORTALITY AND EXPENSE        Daily.                                       GUARANTEED: .90% of the average daily net asset value
RISK CHARGE                                                               of the subaccounts for all policy years.

TRANSACTION CHARGE           Daily.                                       MAXIMUM: .50% of the value of the subaccounts
                                                                          investing in the trust.

                                                                          CURRENT: .25% of the value of the subaccounts
                                                                          investing in the trust.

INTEREST RATE ON LOANS       When loan is taken.                          GUARANTEED: 6.1% payable in advance for all policy
                                                                          years. Equivalent to 6.5% effective annual rate.

                                                                          CURRENT:

                                                                          FOR POLICIES PURCHASED BEFORE MAY 1, 1993:

                                                                          -  6.1% payable in advance for all policy years.
                                                                             Equivalent to 6.5% effective annual rate.

                                                                          FOR POLICIES PURCHASED ON OR AFTER MAY 1, 1993:

                                                                          -  6.1% payable in advance for policy years 1-10.
                                                                             Equivalent to 6.5% effective annual rate.

                                                                          -  4.3% payable in advance for policy years 11+.
                                                                             Equivalent to a 4.5% effective rate.

ACCIDENTAL DEATH BENEFIT     Monthly.                                     MONTHLY RATE PER $1,000 OF ACCIDENTAL DEATH BENEFIT
RIDER (ADB)*                                                              AMOUNT:

                                                                          MINIMUM: $.04 -- Female, Age 5

                                                                          MAXIMUM: $.16 -- Male, Age 69

                                                                          REPRESENTATIVE INSURED: $.08 -- Male, Nonsmoker, Age 40

CHILDREN'S INSURANCE         Monthly.                                     MONTHLY RATE PER $1,000 OF CIR SPECIFIED AMOUNT:
RIDER (CIR)                                                               $.58

OTHER INSURED RIDER (OIR)*   Monthly.                                     MONTHLY RATE PER $1,000 OF OIR SPECIFIED AMOUNT:

                                                                          MINIMUM: $.05 -- Female, Standard, Age 10

                                                                          MAXIMUM: $40.64 -- Male, Smoker, Age 99

                                                                          REPRESENTATIVE INSURED: $.19 -- Male, Nonsmoker, Age 40

WAIVER OF MONTHLY            Monthly.                                     MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK PLUS
DEDUCTION RIDER (WMD)*                                                    THE OIR SPECIFIED AMOUNTS IF APPLICABLE:

                                                                          MINIMUM: $.01 -- Female, Standard, Age 5

                                                                          MAXIMUM: $.31 -- Male, Smoker, Age 59

                                                                          REPRESENTATIVE INSURED: $.02 -- Male, Nonsmoker, Age 40


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or phone number shown on the first page of this prospectus.


** This charge is deducted only while the DBG is in effect during the first five policy years or until the insured's attained insurance age 65, whichever is later.


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                        MINIMUM                      MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements              .54%                         2.36%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                  GROSS TOTAL
                                                                        MANAGEMENT       12b-1         OTHER        ANNUAL
                                                                           FEES          FEES         EXPENSES     EXPENSES
IDS Life Series Fund, Inc. -
      Equity Portfolio                                                     .70%           --%           .03%          .73%(1)
      Equity Income Portfolio                                              .70            --            .74          1.44(2)
      Government Securities Portfolio                                      .70            --            .13           .83(2)
      Income Portfolio                                                     .70            --            .07           .77(1)
      International Equity Portfolio                                       .95            --            .07          1.02(1)
      Managed Portfolio                                                    .70            --            .04           .74(1)
      Money Market Portfolio                                               .50            --            .04           .54(1)
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                             .53           .13            .13           .79(3)
      Bond Fund                                                            .60           .13            .07           .80(3)
      Capital Resource Fund                                                .62           .13            .05           .80(3)
      Cash Management Fund                                                 .51           .13            .05           .69(3)
      Diversified Equity Income Fund                                       .56           .13            .18           .87(3)
      Emerging Markets Fund                                               1.18           .13           1.05          2.36(4)
      Extra Income Fund                                                    .62           .13            .08           .83(3)
      Federal Income Fund                                                  .61           .13            .09           .83(3)
      Global Bond Fund                                                     .84           .13            .11          1.08(3)
      Growth Fund                                                          .56           .13            .12           .81(3)
      International Fund                                                   .84           .13            .10          1.07(3)
      Managed Fund                                                         .60           .13            .04           .77(3)
      NEW DIMENSIONS FUND(R)                                               .61           .13            .05           .79(3)
      S&P 500 Index Fund                                                   .29           .13            .40           .82(4)
      Small Cap Advantage Fund                                             .73           .13            .25          1.11(3)
      Strategy Aggressive Fund                                             .62           .13            .06           .81(3)
AIM V.I.
      Capital Appreciation Fund, Series I Shares                           .61            --            .24           .85(5)
      Capital Development Fund, Series I Shares                            .75            --            .39          1.14(5)
      Core Equity Fund, Series I Shares                                    .61            --            .17           .78(5)
American Century(R) Variable Portfolios, Inc.
      VP International, Class I                                           1.30            --             --          1.30(6)
      VP Value, Class I                                                    .95            --             --           .95(6)
Calvert Variable Series, Inc.
      Social Balanced Portfolio                                            .70            --            .21           .91(7)


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                  GROSS TOTAL
                                                                        MANAGEMENT       12b-1         OTHER        ANNUAL
                                                                           FEES          FEES         EXPENSES     EXPENSES
Credit Suisse Trust
      Emerging Growth Portfolio                                            .90%           --%           .46%         1.36%(8)
      Small Cap Growth Portfolio                                           .90            --            .24          1.14(8)
Fidelity(R) VIP
      Growth & Income Portfolio Service Class                              .48           .10            .11           .69(9)
      Mid Cap Portfolio Service Class                                      .58           .10            .12           .80(9)
      Overseas Portfolio Service Class                                     .73           .10            .17          1.00(9)
FTVIPT
      Franklin Real Estate Fund - Class 2                                  .53           .25            .04           .82(10),(11)
      Franklin Small Cap Value Securities Fund - Class 2                   .59           .25            .20          1.04(11),(12)
      Templeton Foreign Securities Fund - Class 2                          .70           .25            .20          1.15(11),(12)
Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund                                       .75            --            .50          1.25(13)
      CORE(SM) U.S. Equity Fund                                            .70            --            .16           .86(13)
      Mid Cap Value Fund                                                   .80            --            .13           .93(13)
Janus Aspen Series
      Global Technology Portfolio: Service Shares                          .65           .25            .07           .97(14)
      International Growth Portfolio: Service Shares                       .65           .25            .09           .99(14)
      Mid Cap Growth Portfolio: Service Shares                             .65           .25            .02           .92(14)
      (previously Janus Aspen Series Aggressive Growth Portfolio:
        Service Shares)
Lazard Retirement Series
      International Equity Portfolio                                       .75           .25            .65          1.65(15)
MFS(R)
      Investors Growth Stock Series - Service Class                        .75           .25            .13          1.13(16),(17)
      New Discovery Series - Service Class                                 .90           .25            .15          1.30(16),(17)
Putnam Variable Trust
      Putnam VT High Yield Fund - Class IB Shares                          .68           .25            .10          1.03(9)
      Putnam VT International New Opportunities Fund - Class IB Shares    1.00           .25            .27          1.52(9)
      Putnam VT New Opportunities Fund - Class IA Shares                   .57            --            .06           .63(9)
      Putnam VT Vista Fund - Class IB Shares                               .64           .25            .10           .99(9)
Royce Capital Fund
      Micro-Cap Portfolio                                                 1.25            --            .13          1.38(18)
Third Avenue
      Value Portfolio                                                      .90            --            .40          1.30(19)
Wanger
      International Small Cap                                             1.24            --            .23          1.47(20)
      U.S. Smaller Companies                                               .94            --            .11          1.05(20)



We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

 (1) Annual operating expenses for the fiscal year ending April 30, 2002.

 (2) IDS Life of New York has agreed to a voluntary limit of 0.10%, on an annual basis, of the average daily net assets of each of the IDS Life Series Fund Portfolio's for other expenses like taxes and brokerage commissions and for nonadvisory expenses. After taking into account this limitation, "Other expenses" and "Gross total annual expenses" were 0.10% and 0.80% for both IDS Life Series Fund - Equity Income Portfolio and IDS Life Series Fund - Government Securities Portfolio. IDS Life of New York reserves the right to discontinue limiting these other expenses at 0.10%. However, its present intention is to continue the limit until the time that actual expenses are less than the limit.

 (3) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

 (4) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life of New York and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund and 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund.

 (5) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

 (6) Annualized operating expenses of Funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

 (7) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

 (8) Expenses are shown before fee waivers and expense reimbursements. Fee waivers and expense reimbursements or credits are expected to reduce expenses for the Emerging Growth Portfolio during 2003 but may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (.79%, 0%, .46% and 1.25%).

 (9) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(10) The Fund administration fee is paid indirectly through the management fee.

(11) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(12) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(13) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.29%, 0.24% and 0.29% of the average daily net assets of the CORE(SM) Small Cap Equity, CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. The expenses shown do not include these expense reductions and limitations. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(14) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.

(15) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(17) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series and 1.29% for New Discovery Series.

(18) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2003 and 1.99% through Dec. 31, 2010. After fee waivers "Other expenses" and "Gross total annual expenses" would be 0.10% and 1.35% for Royce Micro-Cap Portfolio.

(19) The Fund's expenses figures are based on actual expenses before fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.35% and 1.25% for Third Avenue Value Portfolio. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.

(20) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003.



      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges compensate us for:

-    providing the insurance benefits of the policy;

-    issuing the policy;

-    administering the policy;

-    assuming certain risks in connection with the policy; and

-    distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE


We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge has two parts:

SALES CHARGE: 2.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.)

PREMIUM TAX CHARGE: 1% of each premium payment. It also compensates us for paying taxes imposed by the State of New York on premiums received by insurance companies.


MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy;

3. the death benefit guarantee charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.


You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.


We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG is in effect. (See "Death Benefit Guarantee"; also "Grace Period" and "Reinstatement" at the end of this section on policy costs.)

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: primarily, the cost of providing the death benefit under your policy, which depends on:

-    the amount of the death benefit;

-    the policy value; and

-    the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [a X (b - c)] + d where:


     (a) IS THE MONTHLY COST OF INSURANCE RATE based on the insured's sex, attained insurance age (age at last policy anniversary), rate classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.


          We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Nearest Birthday.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

          If you purchased your policy on or after May 1, 1991 with an initial specified amount of $350,000 or greater, your policy qualifies for lower cost of insurance rates than policies purchased with a specified amount less than $350,000. In addition, if you purchased your policy on or after May 1, 1993 and before November 20, 1997, it qualifies for lower cost of insurance rates than policies purchased earlier. We modified cost of insurance rates to reflect industry-wide changes in mortality experience for all policies purchased on or after November 20, 1997.


     (b) IS THE DEATH BENEFIT on the monthly date divided by 1.0036748 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.5%);


     (c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, death benefit guarantee charge and any charges for optional riders with the exception of the WMD as it applies to the base policy.


     (d) IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.


2. POLICY FEE: $5 per month. This charge reimburses us for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners.

3. DEATH BENEFIT GUARANTEE CHARGE: 1 cent per $1,000 of the current specified amount and 1 cent per $1,000 of coverage under any OIR. This charge compensates us for the risk we assume in providing the DBG. The charge is included in the monthly deduction in the first five policy years or until the insured's attained insurance age 65, whichever is later. The charge will not be deducted if the DBG is no longer in effect. For any policy month in which the monthly deduction is paid by a WMD, the minimum monthly premium will be zero. (See "Key Terms," later in this section for an explanation of the minimum monthly premium and OIR, under "Fee Tables -- Charges Other than Fund Operating Expenses.")

4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")


SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will assess a surrender charge. The surrender charge is the sum of two parts:


CONTINGENT DEFERRED ISSUE AND ADMINISTRATIVE EXPENSE CHARGE: Reimburses us for costs associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. For the initial specified amount, this charge is $4 per thousand dollars of initial specified amount. It remains level during the first five policy years and then decreases monthly until it is zero at the end of ten policy years. If you increase the specified amount of the policy, an additional charge will apply. The additional charge will be $4 per thousand dollars of increase in specified amount. It remains level during the first 5 years following the effective date of the increase and then decreases monthly until it is zero at the end of the tenth year following the increase.

CONTINGENT DEFERRED SALES CHARGE: Partially compensates us for expenses associated with distributing the policy, including sales representatives' commissions, advertising and printing the prospectus and sales literature. For the initial specified amount, this charge is the sum of 27.5% of premium payments up to a maximum premium amount shown in the policy plus 6.5% of all other premium payments. The maximum premium amount shown in the policy will be based on the insured's insurance age, sex, rate classification and initial specified amount. It is calculated according to a formula contained in an SEC rule. If you increase the specified amount of the policy, an additional charge will apply. The additional charge will be 6.5% of all premium payments attributable to the increase. Premiums attributable to the increase are calculated as: a X (b + c)


where:

(a) IS THE AMOUNT OF THE INCREASE in the specified amount divided by the total specified amount after the increase;

(b) IS THE POLICY VALUE on the date of the increase; and

(c) IS ALL PREMIUM PAYMENTS paid on or after the date of the increase.


The total surrender charge is subject to an overall upper limit or "maximum surrender charge." The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. We will show the additional maximum surrender charge in a revised policy. It will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. The additional maximum surrender charge will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

The following table illustrates the maximum surrender charge for a male, insurance age 40 qualifying for nonsmoker rates. We assume the specified amount to be $200,000.

                    LAPSE OR SURRENDER                              MAXIMUM
                   AT BEGINNING OF YEAR                         SURRENDER CHARGE
                            1                                      $ 2,605
                            2                                        2,605
                            3                                        2,605
                            4                                        2,605
                            5                                        2,605
                            6                                        2,605
                            7                                        2,084
                            8                                        1,563
                            9                                        1,042
                           10                                          521
                           11                                            0


From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the daily net asset value of the subaccounts -- a level guaranteed for the life of the policy. Computed daily, the charge compensates us for:


- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the contingent deferred issue and administration expense charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any corporate purpose including, among others, payment of sales and distribution expenses.

TRANSACTION CHARGE

We make a daily charge against the assets of the subaccount that invests in the trust. We intend this charge to reimburse us for the transaction fee we pay from our general account assets to Salomon Smith Barney Inc. on the sale of the trust units to the subaccounts.


The asset charge is equivalent to an effective annual rate of .25% of the value of the subaccounts investing in the trust. We may increase this amount in the future but it will not exceed an effective annual rate of .50% of the value of the subaccount. We base the charge on our costs (taking into account the interest we lose on the amounts paid to Salomon Smith Barney).


TRANSFER CHARGE

We reserve the right to limit transfers by mail or phone to five policy year. If we allow more than five transfers by mail or phone per policy year, we also reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

-    cost of insurance charges;

-    surrender charges;

-    death benefit guarantee charges;

-    cost of optional insurance benefits;

-    policy fees;

-    mortality and expense risk charges;

-    transaction charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS LIFE OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.


We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life), has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


THE VARIABLE ACCOUNT

The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund or the trust. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

THE FUNDS

You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT         INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
Equity             IDS Life Series Fund - Equity   Objective: capital appreciation. Invests    IDS Life, adviser;
                   Portfolio                       primarily in common stocks and securities   American Express
                                                   convertible into common stock.              Financial Corporation
                                                                                               (AEFC), subadviser.

Equity Income      IDS Life Series Fund - Equity   Objective: to provide a high level of       IDS Life, adviser; AEFC,
                   Income Portfolio                current income and, as a secondary goal,    subadviser.
                                                   steady growth of capital. Invests
                                                   primarily in equity securities. Under
                                                   normal market conditions, the Fund
                                                   will invest at least 80% of its net
                                                   assets in equity securities.

Government         IDS Life Series Fund -          Objective: to provide a high level of       IDS Life, adviser; AEFC,
Securities         Government Securities           current income and safety of principal.     subadviser.
                   Portfolio                       Under normal market conditions, at least
                                                   80% of the Fund's net assets are
                                                   invested in securities issued
                                                   or guaranteed as to principal and
                                                   interest by the U.S. government and its
                                                   agencies.

Income             IDS Life Series Fund - Income   Objective: to maximize current income       IDS Life, adviser; AEFC,
                   Portfolio                       while attempting to conserve the value of   subadviser.
                                                   the investment and to continue the high
                                                   level of income for the longest period
                                                   of time. Under normal market conditions,
                                                   the Fund primarily will invest in debt
                                                   securities. At least 50% of net assets
                                                   are invested in investment grade
                                                   corporate bonds, certain unrated debt
                                                   obligations that are believed to be of
                                                   the same investment quality and
                                                   government securities.

International      IDS Life Series Fund -          Objective: capital appreciation. Under      IDS Life, adviser; AEFC,
Equity             International Equity Portfolio  normal market conditions, at least 80% of   subadviser.
                                                   the Fund's net assets will be invested
                                                   in equity securities. Invests primarily
                                                   in securities of companies located
                                                   outside of the U.S.

Managed            IDS Life Series Fund -          Objective: to maximize total investment     IDS Life, adviser; AEFC,
                   Managed Portfolio               return through a combination of capital     subadviser.
                                                   appreciation and current income. Invests
                                                   primarily in a combination of equity and
                                                   debt securities. The Fund will invest in
                                                   a combination of common and preferred
                                                   stocks, convertible securities, debt
                                                   securities, and money market instruments.
                                                   Investments will be continueously
                                                   adjusted subject to the following
                                                   three net asset limits: (1) up to 75% in
                                                   equity securities, (2) up to 75% in
                                                   bonds or other debt securities, and
                                                   (3) up to 100% in money market
                                                   instruments, of the assets invested in
                                                   bonds, at least 50% will be investment
                                                   grade corporate bonds (or in other
                                                   bonds that the investment manager
                                                   believes have the same investment
                                                   qualities) and in government bonds.


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT         INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
Money Market       IDS Life Series Fund - Money    Objective: The Fund's assets primarily      IDS Life, adviser; AEFC,
                   Market Portfolio                are invested in money market instruments,   subadviser.
                                                   such as marketable debt obligations
                                                   issued by the U.S. government or its
                                                   agencies, bank certificates of deposit,
                                                   bankers' acceptances, letters of
                                                   credit, and commercial paper, including
                                                   asset-backed commercial paper.

YBC                AXP(R) Variable Portfolio -     Objective: long-term total return           IDS Life, adviser; AEFC,
                   Blue Chip Advantage Fund        exceeding that of the U.S. stock market.    subadviser.
                                                   Invests primarily in blue chip stocks.
                                                   Blue chip stocks are issued by companies
                                                   with a market capitalization of at
                                                   least $1 billion, an established
                                                   management, a history of consistent
                                                   earnings and a leading position within
                                                   their respective industries.

YBD                AXP(R) Variable Portfolio -     Objective: high level of current income     IDS Life, adviser; AEFC,
                   Bond Fund                       while conserving the value of the           subadviser.
                                                   investment and continuing a high level of
                   (effective 6/27/03 AXP(R)       income for the longest time period.
                   Variable Portfolio - Bond       Invests primarily in bonds and other debt
                   Fund will change to AXP(R)      obligations.
                   Variable Portfolio -
                   Diversified Bond Fund)

YCR                AXP(R) Variable Portfolio -     Objective: capital appreciation. Invests    IDS Life, adviser; AEFC,
                   Capital Resource Fund           primarily in U.S. common stocks and other   subadviser.
                                                   securities convertible into common stocks.

YCM                AXP(R) Variable Portfolio -     Objective: maximum current income           IDS Life, adviser; AEFC,
                   Cash Management Fund            consistent with liquidity and stability     subadviser.
                                                   of principal. Invests primarily in money
                                                   market securities.

YDE                AXP(R) Variable Portfolio -     Objective: high level of current income     IDS Life, adviser; AEFC,
                   Diversified Equity Income       and, as a secondary goal, steady growth     subadviser.
                   Fund                            of capital. Invests primarily in
                                                   dividend-paying common and preferred
                                                   stocks.

YEM                AXP(R) Variable Portfolio -     Objective: long-term capital growth.        IDS Life, adviser; AEFC,
                   Emerging Markets Fund           Invests primarily in equity securities of   subadviser; American
                                                   companies in emerging market countries.     Express Asset Management
                                                                                               International, Inc., a
                                                                                               wholly-owned subsidiary
                                                                                               of AEFC, subadviser.

YEX                AXP(R) Variable Portfolio -     Objective: high current income, with        IDS Life, adviser; AEFC,
                   Extra Income Fund               capital growth as a secondary objective.    subadviser.
                                                   Invests primarily in high-yielding,
                   (effective 6/27/03 AXP(R)       high-risk corporate bonds (junk bonds)
                   Variable Portfolio - Extra      issued by U.S. and foreign companies and
                   Income Fund will change to      governments.
                   AXP(R) Variable Portfolio -
                   High Yield Bond Fund)


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT         INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
YFI                AXP(R) Variable Portfolio -     Objective: a high level of current income   IDS Life, adviser; AEFC,
                   Federal Income Fund             and safety of principal consistent with     subadviser.
                                                   an investment in U.S. government and
                   (effective 6/27/03 AXP(R)       government agency securities. Invests
                   Variable Portfolio - Federal    primarily in debt obligations issued or
                   Income Fund will change to      guaranteed as to principal and interest
                   AXP(R) Variable Portfolio -     by the U.S. government, its agencies or
                   Short Term U.S. Government      instrumentalities.
                   Fund)

YGB                AXP(R) Variable Portfolio -     Objective: high total return through        IDS Life, adviser; AEFC,
                   Global Bond Fund                income and growth of capital.               subadviser.
                                                   Non-diversified mutual fund that invests
                                                   primarily in debt obligations of U.S. and
                                                   foreign issuers.

YGR                AXP(R) Variable Portfolio -     Objective: long-term capital growth.        IDS Life, adviser; AEFC,
                   Growth Fund                     Invests primarily in common stocks and      subadviser.
                                                   securities convertible into common stocks
                                                   that appear to offer growth opportunities.

YIE                AXP(R) Variable Portfolio -     Objective: capital appreciation. Invests    IDS Life, adviser; AEFC,
                   International Fund              primarily in common stocks or convertible   subadviser; American
                                                   securities of foreign issuers that offer    Express Asset Management
                                                   strong growth potential.                    International, Inc., a
                                                                                               wholly-owned subsidiary
                                                                                               of AEFC, subadviser.

YMF                AXP(R) Variable Portfolio -     Objective: maximum total investment         IDS Life, adviser; AEFC,
                   Managed Fund                    return through a combination of capital     subadviser.
                                                   growth and current income.
                                                   Invests primarily in a combination of
                                                   common and preferred stocks, convertible
                                                   securities, bonds and other debt
                                                   securities.

YND                AXP(R) Variable Portfolio -     Objective: long-term growth of capital.     IDS Life, adviser; AEFC,
                   NEW DIMENSIONS FUND(R)          Invests primarily in common stocks          subadviser.
                                                   showing potential for significant growth.

YIV                AXP(R) Variable Portfolio -     Objective: long-term capital                IDS Life, adviser; AEFC,
                   S&P 500 Index Fund              appreciation.  Non-diversified fund that    subadviser.
                                                   invests primarily in securities that are
                                                   expected to provide investment results
                                                   that correspond to the performance of the
                                                   S&P 500(R) Index.

YSM                AXP(R) Variable Portfolio -     Objective: long-term capital growth.        IDS Life, adviser; AEFC,
                   Small Cap Advantage Fund        Invests primarily in equity stocks of       subadviser; Kenwood
                                                   small companies that are often included     Capital Management LLC,
                                                   in the Russell 2000 Index and/or have       subadviser.
                                                   market capitalization under  $2 billion.

YSA                AXP(R) Variable Portfolio -     Objective: capital appreciation. Invests    IDS Life, adviser; AEFC,
                   Strategy Aggressive Fund        primarily in equity securities of growth    subadviser.
                                                   companies.

YCA                AIM V.I. Capital Appreciation   Objective: growth of capital. Invests       A I M Advisors, Inc.
                   Fund, Series I Shares           principally in common stocks of companies
                                                   likely to benefit from new or innovative
                                                   products, services or processes as well
                                                   as those with above-average growth and
                                                   excellent prospects for future growth.
                                                   The Fund may invest up to 25% of its
                                                   assets in foreign securities.


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT         INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
YCD                AIM V.I. Capital Development    Objective: long-term growth of capital.     A I M Advisors, Inc.
                   Fund, Series I Shares           Invests primarily in securities
                                                   (including common stocks, convertible
                                                   securities and bonds) of small- and
                                                   medium-sized companies. The Fund may
                                                   invest up to 25% of its assets in foreign
                                                   securities.

YGI                AIM V.I. Core Equity Fund,      Objective: growth of capital. Invests       A I M Advisors, Inc.
                   Series I Shares                 normally at least 80% of its net assets,
                                                   plus the amount of any borrowings for
                                                   investment purposes, in equity
                                                   securities, including convertible
                                                   securities of established companies that
                                                   have long-term above-average growth in
                                                   earnings and dividends and growth
                                                   companies that are believed to have the
                                                   potential for above-average growth in
                                                   earnings and dividends. The Fund may
                                                   invest up to 25% of its assets in foreign
                                                   securities.

YIR                American Century(R) VP          Objective: long-term capital growth.        American Century
                   International, Class I          Invests primarily in stocks of growing      Investment Management,
                                                   foreign companies in developed countries.   Inc.

YVL                American Century(R) VP Value,   Objective: long-term capital growth, with   American Century
                   Class I                         income as a secondary objective. Invests    Investment Management,
                                                   primarily in stocks of companies that       Inc.
                                                   management believes to be undervalued at
                                                   the time of purchase.

YSB                Calvert Variable Series, Inc.   Objective: income and capital growth.       Calvert Asset Management
                   Social Balanced Portfolio       Invests primarily in stocks, bonds and      Company, Inc. (CAMCO),
                                                   money market instruments which offer        investment adviser. SsgA
                                                   income and capital growth opportunity and   Funds Management, Inc.
                                                   which satisfy the investment and social     and Brown Capital
                                                   criteria.                                   Management are the
                                                                                               investment subadvisers.

YEG                Credit Suisse Trust -           Objective: maximum capital appreciation.    Credit Suisse Asset
                   Emerging Growth Portfolio       Invests in U.S. equity securities of        Management, LLC
                                                   emerging-growth companies with growth
                                                   characteristics such as positive earnings
                                                   and potential for accelerated growth.

YSC                Credit Suisse Trust - Small     Objective: capital growth. Invests in       Credit Suisse Asset
                   Cap Growth Portfolio            equity securities of small U.S. growth      Management, LLC
                                                   companies which are either developing or
                                                   older companies in a growth stage, or are
                                                   providing products or services with a
                                                   high-unit volume growth rate.

YGC                Fidelity(R) VIP Growth &        Objective: seeks high total return          Fidelity Management &
                   Income Portfolio Service        through a combination of current income     Research Company (FMR),
                   Class                           and capital appreciation. Normally          investment manager; FMR
                                                   invests a majority of assets in common      U.K., FMR Far East,
                                                   stocks of foreign and domestic issuers      sub-investment advisers.
                                                   with a focus on those that pay current
                                                   dividends and show potential for capital
                                                   appreciation. May invest in bonds,
                                                   including lower-quality debt securities,
                                                   as well as stocks that are not currently
                                                   paying dividends, but offer prospects for
                                                   future income or capital appreciation.


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT         INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
YMP                Fidelity(R) VIP Mid Cap         Objective: seeks long-term growth of        FMR investment manager;
                   Portfolio Service Class         capital. Normally invests at least 80% of   FMR U.K., FMR Far East,
                                                   assets in securities of foreign and         sub-investment advisers.
                                                   domestic companies with medium market
                                                   capitalization common stocks. Invests in
                                                   growth or value common stocks. May invest
                                                   in companies with smaller or larger
                                                   market capitalizations.

YOS                Fidelity(R) VIP Overseas        Strategy: seeks long-term growth of         FMR investment manager;
                   Portfolio Service Class         capital. Normally invests primarily in      FMR U.K., FMR Far East,
                                                   common stocks of foreign securities.        Fidelity International
                                                   Normally invests at least 80% of assets     Investment Advisors
                                                   in non-U.S. securities.                     (FIIA) and FIIA U.K.,
                                                                                               sub-investment advisers.

YRE                FTVIPT Franklin Real Estate     Objective: seeks capital appreciation,      Franklin Advisers, Inc.
                   Fund - Class 2                  with current income as a secondary goal.
                                                   The Fund normally invests at least 80%
                                                   of its net assets in investments of
                                                   companies operating in the real estate
                                                   sector. The Fund invests primarily in
                                                   equity real estate investment trusts
                                                   (REITs).

YSV                FTVIPT Franklin Small Cap       Objective: seeks long-term total return.    Franklin Advisory
                   Value Securities Fund -         The Fund normally invests at least 80% of   Services, LLC
                   Class 2                         its net assets in investments of small
                                                   capitalization companies. For this Fund,
                                                   small cap companies are those with
                                                   market cap values not exceeding
                                                   $2.5 billion, at the time of purchase.
                                                   The Fund's manager invests in small
                                                   companies that it believes are
                                                   undervalued.

YIF                FTVIPT Templeton Foreign        Objective: seeks long-term capital          Templeton Investment
                   Securities Fund - Class 2       growth. The Fund normally invests at        Counsel, LLC
                                                   least 80% of its net assets in
                                                   investments, primarily equity securities,
                                                   of issuers located outside the U.S.;
                                                   including those in emerging markets.

YSE                Goldman Sachs VIT CORE(SM)      Objective: The Goldman Sachs VIT CORE       Goldman Sachs Asset
                   Small Cap Equity Fund           Small Cap Equity Fund seeks long-term       Management, L.P.
                                                   growth of capital. The Fund invests,
                   CORE(SM) is a service mark of   under normal circumstances, at least 80%
                   Goldman, Sachs & Co.            of its net assets plus any borrowings
                                                   for investment purposes (measured at time
                                                   or purchase) in a broadly diversified
                                                   portfolio of equity investments in
                                                   small-cap U.S. issuers, including foreign
                                                   issuers that are traded in the United
                                                   States, within the range of the market
                                                   capitalization of companies constituting
                                                   the Russell 2000 Index at the time of
                                                   investment.

YUE                Goldman Sachs VIT CORE(SM)      Objective: The Goldman Sachs VIT CORE       Goldman Sachs Asset
                   U.S. Equity Fund                U.S. Equity Fund seeks long-term growth     Management, L.P.
                                                   of capital and dividend income. The Fund
                   CORE(SM) is a service mark of   invests, under normal circumstances, at
                   Goldman, Sachs & Co.            least 90% of its total assets (not
                                                   including securities lending collateral
                                                   and any investment of that collateral)
                                                   measured at time of purchase in a broadly
                                                   diversified portfolio of large-cap and
                                                   blue chip equity investments representing
                                                   all major sectors of the U.S. economy.


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT         INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
YMC                Goldman Sachs VIT Mid Cap       Objective: The Goldman Sachs VIT Mid Cap    Goldman Sachs Asset
                   Value Fund                      Value Fund seeks long-term capital          Management, L.P.
                                                   appreciation. The Fund invests, under
                                                   normal circumstances, at least 80%
                                                   of its net assets plus any borrowing for
                                                   investment purposes (measured at time of
                                                   purchase) in a diversified portfolio of
                                                   equity investments in mid-capitalization
                                                   issuers within the range of the market
                                                   capitalization of companies constituting
                                                   the Russell Midcap Value Index at the
                                                   time of investment.

YGT                Janus Aspen Series Global       Objective: long-term growth of capital.     Janus Capital
                   Technology Portfolio:           Non-diversified mutual fund that invests,
                   Service Shares                  under normal circumstances, at least 80%
                                                   of its net assets in securities of
                                                   companies that the portfolio manager
                                                   believes will benefit significantly from
                                                   advances or improvements in technology.
                                                   It implements this policy by investing
                                                   primarily in equity securities of U.S.
                                                   and foreign companies selected for their
                                                   growth potential.

YIG                Janus Aspen Series              Objective: long-term growth of capital.     Janus Capital
                   International Growth            Invests, under normal circumstances, at
                   Portfolio: Service Shares       least 80% of its net assets in securities
                                                   of issuers from at least five different
                                                   countries, excluding the United States.
                                                   Although the Portfolio intends to invest
                                                   substantially all of its assets in issuers
                                                   located outside the United States, it
                                                   may at times invest in U.S. issuers and
                                                   under unusual circumstances, it may invest
                                                   all of its assets in fewer than five
                                                   countries or even a single country.

YAG                Janus Aspen Series Mid Cap      Objective: invests, under normal            Janus Capital
                   Growth Portfolio:  Service      circumstances, at least 80% of its net
                   Shares                          assets in equity securities of mid-sized
                                                   companies whose market capitalization
                   (previously Janus Aspen         falls, at the time of initial purchase,
                   Series Aggressive Growth        in the 12-month average of the
                   Portfolio: Service Shares)      capitalization ranges of the Russell
                                                   Midcap Growth Index.

YIP                Lazard Retirement               Objective: long-term capital                Lazard Asset Management,
                   International Equity Portfolio  appreciation. Invests primarily in equity   LLC
                                                   securities, principally common stocks,
                                                   of relatively large non-U.S. companies
                                                   with market capitalizations in the
                                                   range of the Morgan Stanley Capital
                                                   International (MSCI) Europe, Australia
                                                   and Far East (EAFE(R)) Index that the
                                                   Investment Manager believes are
                                                   undervalued based on their earnings,
                                                   cash flow or asset values.

YGW                MFS(R) Investors Growth Stock   Objective: long-term growth of capital      MFS Investment
                   Series - Service Class          and future income. Invests at least 80%     Management(R)
                                                   of its net assets in common stocks and
                                                   related securities of companies which
                                                   MFS(R) believes offer better than
                                                   average prospects for long-term growth.


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT         INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
YDS                MFS(R) New Discovery Series -   Objective: capital appreciation. Invests    MFS Investment
                   Service Class                   in at least 65% of its net assets in        Management(R)
                                                   equity securities of emerging growth
                                                   companies.

YPH                Putnam VT High Yield Fund -     Objective: seeks high current income.       Putnam Investment
                   Class IB Shares                 Capital growth is a secondary goal when     Management, LLC
                                                   consistent with achieving high current
                                                   income. The fund pursues its goal by
                                                   investing mainly in bonds that are
                                                   (i) obligations of U.S. companies,
                                                   (ii) are below investment-grade
                                                   in quality (junk bonds) and (iii) have
                                                   intermediate to long-term maturities
                                                   (three years or longer). Under normal
                                                   circumstances, the fund invests at
                                                   least 80% of its net assets in securities
                                                   rated below investment-grade.

YIO                Putnam VT International New     Objective: long-term capital                Putnam Investment
                   Opportunities Fund -  Class     appreciation. The fund pursues its goal     Management, LLC
                   IB Shares                       by investing mainly in common stocks of
                                                   companies outside the United States with
                                                   a focus on growth stocks.

YNO                Putnam VT New Opportunities     Objective: long-term capital                Putnam Investment
                   Fund - Class IA Shares          appreciation. The fund pursues its goal     Management, LLC
                                                   by investing mainly in common stocks of
                                                   U.S. companies with a focus on growth
                                                   stocks in sectors of the economy that
                                                   Putnam Management believes to have high
                                                   growth potential.

YVS                Putnam VT Vista Fund - Class    Objective: capital appreciation. The fund   Putnam Investment
                   IB Shares                       pursues its goal by investing mainly in     Management, LLC
                                                   common stocks of U.S. companies with a
                                                   focus on growth stocks.

FMI                Royce Micro-Cap Portfolio       Objective: long-term growth of capital.     Royce & Associates, LLC
                                                   Invests primarily in a broadly
                                                   diversified portfolio of equity
                                                   securities issued by micro-cap companies
                                                   (companies with stock market
                                                   capitalizations below $400 million).

YVA                Third Avenue Value Portfolio    Objective: long-term capital                Third Avenue Management
                                                   appreciation. Invests primarily in common   LLC
                                                   stocks of well financed, well managed
                                                   companies at a substantial discount to
                                                   what the Adviser believes is their true
                                                   value.

YIC                Wanger International Small Cap  Objective: long-term growth of capital.     Liberty Wanger Asset
                                                   Invests primarily in stocks of small and    Management, L.P.
                                                   medium-size non-U.S. companies with
                                                   capitalizations of less than $2 billion
                                                   at time of purchase.

YSP                Wanger U.S. Smaller Companies   Objective: long-term growth of capital.     Liberty Wanger Asset
                                                   Invests primarily in stocks of small- and   Management, L.P.
                                                   medium-size U.S. companies with
                                                   capitalizations of less than $5 billion
                                                   at time of purchase.


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR PHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies and variable annuities. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may change the funds from which the subaccounts buy shares if the existing funds become unavailable or, in our judgment, the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. We will notify owners within five days of any substitution or change.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

THE TRUST

You can direct your premiums to one subaccount that invests in The Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A, a unit investment trust ("trust"). This trust matures in 2004.

The objective of the trust is to provide safety of capital and income through investment in a fixed portfolio consisting primarily of zero coupon securities.

Zero coupon securities are:

- bearer obligations issued by the United States Government stripped of their unmatured interest coupons;

-    coupons stripped from United States debt obligations and

-    receipts and certificates for these stripped debt obligations and coupons.

Zero coupon securities are issued and sold at a deep discount from their face value. If they are held to maturity, they return full face value. Before maturity, the market prices of zero coupon securities generally are more volatile than the market prices of conventional, interest-bearing securities.

TRUST MATURITY

We will notify you in writing 30 days before the date the trust matures in 2004. You can give us written instructions seven days or more before the maturity date and tell us how you would like to reallocate the policy value allocated to the subaccount investing in the trust. If we do not receive instructions from you, we will automatically reallocate the policy value allocated to the subaccount investing in the trust to the subaccount that invests in the IDS Life Series Fund - Money Market Portfolio.

ROLES OF SALOMON SMITH BARNEY INC. AND IDS LIFE OF NEW YORK


Salomon Smith Barney sponsors the trust and sells units to the subaccounts. Because the trust invests in a specified portfolio, there is no investment adviser.


The price of the trust's units includes a transaction charge, paid directly to Salomon Smith Barney out of our general account assets. This charge is limited by agreement between Salomon Smith Barney and us and will not be greater than that ordinarily paid by a dealer for similar securities. We will seek reimbursement for the amounts paid through a daily asset charge, described under "Loads, Fees and Charges."

IDS Life of New York and Salomon Smith Barney reserve the right to discontinue the sale of new units of a trust and to create additional trusts in the future.

More detailed information may be found in the current prospectus for the Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4.5%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4.5%, although we may do so at our sole discretion. Rates higher than 4.5% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4.5% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

-    select a specified amount of insurance;

-    select a death benefit option;

-    designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at its sole discretion.

RATE CLASSIFICATION: The rate classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect your monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges" and "Charges for Optional Insurance Benefits.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS, UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY PREMIUMS SUFFICIENT TO KEEP THE DBG IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if the DBG will remain in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments.

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.


ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges. Your ability to allocate policy value to the trust may be limited by the availability of trust units.


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

POLICY VALUE

The value of your policy is the sum of values in the fixed account, and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

-    interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount or the trust, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. For subaccounts investing in the funds, they're related to, but not the same as, the net asset value of the corresponding fund. The dollar value of each accumulation unit can rise or fall daily, depending on the investment performance of the underlying fund, on any change in the value of trust units and on certain charges. Here is how unit values are calculated:


NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment (net premium or transfer amount) by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share or value of a unit of the trust, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share or value of a unit of the trust; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:


The number of accumulation units you own may fluctuate due to:

-    additional purchase payments allocated to the subaccounts;

-    transfers into or out of the subaccount(s);

-    partial surrenders and partial surrender fees;

-    surrender charges; and/or

-    pro rata portions of the monthly deductions.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

Accumulation unit values will fluctuate due to:


-    changes in underlying funds net asset value or the value of the trust;

-    dividends distributed to the subaccounts;


-    capital gains or losses of underlying funds;

-    fund operating expenses;

-    mortality and expense risk charges; and/or

-    the transaction charge for the subaccount investing in the trust.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any day the New York Stock Exchange is open for regular trading (valuation date). These transaction include:

-    premium payments;

-    loan requests and repayments;

-    surrender requests; and

-    transfers.


Payments or requests we receive after 4:00 p.m. Eastern time on a valuation date will be valued as of the end of the next valuation date. Valuation dates do not occur when the New York Stock Exchange is closed as, for example, on Saturdays, Sundays and national holidays.


KEEPING THE POLICY IN FORCE

DEATH BENEFIT GUARANTEE


The DBG provides that your policy will remain in force until the insured's age 65 or 5 policy years, if later, even in the cash surrender value is insufficient to pay the monthly deductions. The DBG will stay in effect as long as:


-    the sum of premiums paid; minus

-    partial surrenders; minus

-    any outstanding indebtedness;

-    equals or exceeds the minimum monthly premiums; times

-    the number of months since policy date (including the current month)

If, on a monthly date, you have not paid enough premiums to keep the DBG in effect, we will mail a notice to your last known address, asking you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction. Although the policy can be reinstated as explained below, the DBG cannot be reinstated.

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the DBG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address, requesting payment of a premium that will raise the cash surrender value to an amount sufficient to cover the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid will generally be taxable to the owner (see "Federal Taxes.") If the insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within 5 years after it lapses, unless you surrender it for cash. To reinstate, we will require:

-    a written request;

-    evidence satisfactory to us that the insured remains insurable;

- payment of a premium that will keep the policy in force for at least three months;

- payment of the monthly deductions that were not collected during the grace period; and

-    payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.


There is no effect on the policy's death benefit, specified amount, net amount at risk, rate classification or issue age. Only the options available for allocating your policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in this policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


PROCEEDS PAYABLE UPON DEATH


We will pay a benefit to the beneficiary of the policy when the insured dies.


OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit is the greater of:

-    the specified amount minus any indebtedness; or

- a percentage of policy value minus any indebtedness. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under this option, if death is prior to the insured's attained insurance age 100, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:

-    the policy value plus the specified amount minus any indebtedness; or

- the percentage of policy value minus any indebtedness described above on the date of the insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.


EXAMPLES                                OPTION 1        OPTION 2
Specified amount                       $  100,000      $  100,000
Policy value                           $    5,000      $    5,000
Death benefit                          $  100,000      $  105,000
Policy value increases to              $    8,000      $    8,000
Death benefit                          $  100,000      $  108,000
Policy value decreases to              $    3,000      $    3,000
Death benefit                          $  100,000      $  103,000


If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age 100, the amount payable is the cash surrender value.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following policy costs:

- Monthly deduction because the cost of insurance depends upon the specified amount.

-    Minimum monthly premium.

-    Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT


Subject to certain limitations, you may make a written request to increase or decrease the specified amount.

INCREASES: You may increase the specified amount. Any increase in specified amount may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.


An increase in the specified amount will have the following effects on policy charges:

- Your monthly deduction will increase because the cost of insurance and DBG charge both depend upon the specified amount.

-    Charges for certain optional insurance benefits will increase.

-    The minimum monthly premium will increase if the DBG is in effect.

-    The surrender charge will increase.


At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the DBG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the DBG in effect.


DECREASES: After the first policy year, you may decrease in specified amount, subject to all the following limitations:

-    Only one decrease per policy year is allowed.

- We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

- After the decrease, the specified amount may not be less than the minimum specified amount shown in the policy.

- The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

For policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or more, the minimum specified amount after the decrease is:

POLICY YEAR                                             MINIMUM SPECIFIED AMOUNT
Year 1                                                        $  350,000
Years 2-5                                                     $  325,000
Years 6-10                                                    $  300,000
Years 11+                                                     $  275,000

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

For all other policies, the specified amount remaining after the decrease may not be less than the following minimum specified amount:

POLICY YEAR                                             MINIMUM SPECIFIED AMOUNT
Years 1-2                                                     $  50,000
Years 3-10                                                    $  40,000
Years 11+                                                     $  25,000


EXAMPLE


This example assumes a policy purchased after May 1, 1991 with an initial specified amount of $400,000. In policy year 4, you request an $85,000 decrease in the initial specified amount. The minimum specified amount in policy year 4 is $325,000, so the amount of the decrease is limited to $75,000.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance and the DBG charge both depend upon the specified amount.

-    Charges for certain optional insurance benefits will decrease.

-    The minimum monthly premium will decrease if the DBG is in effect.

-    The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

-    First from the portion due to the most recent increase;

-    Next from portions due to the next most recent increases successively; and

-    Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different rate classifications to the current specified amount. We will eliminate the rate classification applicable to the most recent increase in the specified amount first, then the rate classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

-    the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-    the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you or your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. We may suspend or modify transfer privileges at any time with the necessary approval of the SEC and the New York Superintendent of Insurance.


RESTRICTIONS ON TRANSFERS

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS
                                       30
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We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent transfers we believe will disadvantage other policy owners. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

- limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners. Transfers involving the fixed account are subject to the restrictions below.

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-    For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-    For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

-    None.

From the fixed account to a subaccount:

-    Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make twelve automated transfers per policy year. In addition, you may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to five per policy year. If, in the alternative, we allow more than five transfers by mail or phone, we reserve the right to charge a fee for more than five transfers per year by mail or phone.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

AUTOMATED TRANSFERS


In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.


AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

- You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.


This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


HOW DOLLAR-COST AVERAGING WORKS

                                                                                            NUMBER
By investing an equal number                             AMOUNT         ACCUMULATION       OF UNITS
of dollars each month...                   MONTH        INVESTED         UNIT VALUE        PURCHASED
                                            Jan          $ 100             $  20             5.00
you automatically buy                       Feb            100                16             6.25
more units when the                         Mar            100                 9            11.11
per unit market price is low... ----->      Apr            100                 5            20.00
                                            May            100                 7            14.29
and fewer units                             June           100                10            10.00
when the per unit                           July           100                15             6.67
market price is high.           ----->      Aug            100                20             5.00
                                            Sept           100                17             5.88
                                            Oct            100                12             8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

ASSET REBALANCING


Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions - see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS


$200 or the remaining loan value, whichever is less.


MAXIMUM LOAN AMOUNTS

-    85% of the policy value minus surrender charges.

-    For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts, and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts . The loan collateral earns interest at the minimum rate guaranteed of 4.5% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG to terminate.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds.") We will mail surrender payments to you by regular mail. If you request express mail delivery or that payment be wired to your bank, we will charge a fee. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS


After the first policy year, you may surrender any amount from $200 up to 85% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $100,000.) We will charge you a partial surrender charge, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.


- A partial surrender may terminate the DBG. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG in effect.


- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:

     1. First from the specified amount provided by the most recent increase;

     2. Next from the next most recent increases successively;

     3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1 BY MAIL

Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

2 BY PHONE

Call between 8 a.m. and 6 p.m. (Monday - Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (toll free)

TTY service for the hearing impaired:

(800) 869-8613 (toll free)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither our affiliates nor we will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

-    you surrender the policy;

-    the insured dies; or

- the policy maturity date is reached, which occurs when the insured reaches attained insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on single sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three below. Unless we agree otherwise, we must make payments under all options to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 10, 15 or 20 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFFERAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-    the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

DIVERSIFICATION AND INVESTMENT CONTROL: The IRS has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

IDS LIFE OF NEW YORK'S TAX STATUS


We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS


DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes.

MATURITY VALUE PROCEEDS: The policy matures when the insured is alive at the insured's attained insurance age 100. We pay you the maturity value. The maturity value is equal to the cash surrender value of the policy at the insured's attained insurance age 100. If that amount plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. All payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

SOURCE OF PROCEEDS                                      TAXABLE PORTION OF PRE-DEATH PROCEEDS
------------------------------------------------------------------------------------------------------------------------------------
Full surrender:                                         Amount received plus any indebtedness, minus your investment in the policy.*

Lapse:                                                  Any outstanding indebtedness minus your investment in the policy.*

Partial surrenders (modified endowment contracts):      Lesser of: The amount received or policy value minus your investment in the policy.*

Policy loans and assignments
(modified endowment contracts):                         Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.*

Partial surrenders (not modified endowment contracts):  Generally, if the amount received is greater than your investment in the policy,* the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments
(not modified endowment contracts):                     None.**

Payment options:                                        OPTION A: Taxed as full surrender (and may be subject to additional
                                                        10% penalty tax if modified endowment contract). Interest taxed (and not subject to additional 10% penalty tax).

                                                        OPTIONS B AND C: Portion of each payment taxed and portion considered a return on investment in the policy* and not taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender
                                                        (and may be subject to additional 10% penalty tax if modified endowment contract). Payments made after the investment in the policy* fully recovered taxed and, if a modified endowment contract, may be subject to an additional
                                                        10% penalty tax.


 * Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.

** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-    you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


Also, any life insurance policy you receive in exchange for a modified endowment contract is itself a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment contract if premiums you pay in the early years following a material change exceed the recalculated limits.

REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:


-    the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.

On July 6, 1983, the Supreme Court held in NORRIS v. ARIZONA GOVERNING COMMITTEE that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program. Rates that do not distinguish between men and women are available when required for employment-related programs in all states except Illinois, Michigan, New Jersey, South Carolina and Texas.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.


ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the policy matures. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.


CLOSE OF BUSINESS: Closing time of the New York Stock Exchange, normally 4 p.m., Eastern time.

CODE: The Internal Revenue Code of 1986, as amended.


DEATH BENEFIT GUARANTEE (DBG): A feature of the policy guaranteeing that the policy will not lapse before the insured's attained insurance age 65 or five policy years, if later. The guarantee is in effect if you meet certain premium payment requirements.


FIXED ACCOUNT: The general investment account of IDS Life of New York. The fixed account is made up of all of IDS Life of New York's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MATURITY DATE: The insured's attained insurance age 100, if living.


MINIMUM MONTHLY PREMIUM: The premium required to keep the DBG in effect. We show the minimum monthly premium in your policy.


MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.


OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the maturity date, proceeds will be the death benefit in effect as of the date of the insured has death, minus any indebtedness.

-    On the maturity date, proceeds will be the cash surrender value.

- On surrender of the policy prior to the maturity date, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that IDS Life of New York expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the maturity date. We show the initial specified amount in your policy.


SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.


SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

VALUATION DATE: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

VALUATION PERIOD: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.


VARIABLE ACCOUNT: IDS Life of New York Account 8 consisting of subaccounts, each of which invests in a particular fund or unit investment trust. The policy value in each subaccount depends on the performance of the particular fund or trust.


VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

Additional information about IDS Life of New York Account 8 (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company of New York at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251
Web site address: americanexpress.com

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File #811-5213

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVE. EXTENSION
ALBANY, NY 12203
(800) 541-2251

                                                                S-6171 AE (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                              IDS LIFE OF NEW YORK

                             VARIABLE UNIVERSAL LIFE

                                   MAY 1, 2003

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  IDS LIFE INSURANCE COMPANY OF NEW YORK
            20 Madison Avenue Extension
            Albany, NY 12203
            Phone: (800) 541-2251
            Web site address: americanexpress.com

            IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life of New York Account 8 is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

TABLE OF CONTENTS

INFORMATION ABOUT IDS LIFE OF NEW YORK                                         3
    Ownership                                                                  3
    State Regulation                                                           3
    Reports                                                                    3
    Rating Agencies                                                            3
PRINCIPAL UNDERWRITER                                                          4
DISTRIBUTION OF THE POLICY                                                     4
THE VARIABLE ACCOUNT                                                           4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES                     4
    Additional Information on Payment Options                                  4
PERFORMANCE INFORMATION                                                        5
    Average Annual Total Return                                                5
    Rates of Return of the Funds                                               6
    Rates of Return of the Subaccounts                                         8
    Annualized Yield for a Subaccount Investing in a Money Market Fund        14
    Annualized Yield for a Subaccount Investing in an Income Fund             14
POLICY ILLUSTRATIONS                                                          15
    Understanding the Illustrations                                           15
INDEPENDENT AUDITORS                                                          17

FINANCIAL INFORMATION


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

INFORMATION ABOUT IDS LIFE OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.


We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life), has been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP

IDS Life of New York, a New York corporation is a wholly owned subsidiary of IDS Life, a Minnesota Corporation which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life. Total assets under management as of the most recent fiscal year were more than $198 billion.


STATE REGULATION


We are subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. We file an annual statement in a prescribed form with New York's Department of Insurance. Our books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of our operations is conducted periodically.


REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us refer to the American Express Web site at americanexpress.com/advisors or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.


Fitch -- Rates insurance companies for their claims-paying ability.


Moody's -- Rates insurance companies for their financial strength.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter of the policy, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission (SEC) under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of IDS Life of New York, the sole distributor of the policy. Representatives of IDS Life of New York are licensed insurance and annuity agents and are registered with the NASD as representatives of AEFA.

AEFA currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been:
2002: $1,983,108; 2001: $3,177,060; and 2000: $1,656,378. AEFA retains no underwriting commission from the sale of the policy.


DISTRIBUTION OF THE POLICY

We are the sole distributors of the policy. We pay our representatives a commission of up to 81% of the initial target premium (annualized), plus up to 4.8% of all premiums in excess of the target premium. At the end of policy years one through ten, we pay our representatives a service fee of .125% or less of the policy value, net of indebtedness. We pay additional commissions if an increase in coverage occurs.

THE VARIABLE ACCOUNT

We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


             PAYMENT PERIOD                   MONTHLY PAYMENT PER $1,000
                (YEARS)                         PLACED UNDER OPTION B
                    5                                   $ 18.32
                   10                                     10.06
                   15                                      7.34
                   20                                      6.00
                   25                                      5.22
                   30                                      4.72


We will furnish monthly amounts for other payment periods at your request, without charge.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH           ADJUSTMENT         CALENDAR YEAR OF PAYEE'S BIRTH        ADJUSTMENT
      Before 1920                            0                      1945-1949                          6
      1920-1924                              1                      1950-1959                          7
      1925-1929                              2                      1960-1969                          8
      1930-1934                              3                      1970-1979                          9
      1935-1939                              4                      1980-1989                         10
      1940-1944                              5                      After 1989                        11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

                                             LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------
                                           10 YEARS               15 YEARS               20 YEARS
ADJUSTED AGE PAYEE                     MALE       FEMALE      MALE       FEMALE       MALE       FEMALE
50                                    $ 4.81      $ 4.47     $ 4.74      $ 4.45      $ 4.65      $ 4.40
55                                      5.20        4.80       5.09        4.74        4.94        4.87
60                                      5.70        5.22       5.51        5.12        5.25        4.98
65                                      6.35        5.77       5.98        5.58        5.54        5.32
70                                      7.14        6.50       6.47        6.12        5.77        5.63
75                                      8.00        7.40       6.87        6.64        5.91        5.85

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the SEC. An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the policy over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:           P = a hypothetical initial payment of $1,000
                 T = average annual total return
                 n = number of years
               ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

RATES OF RETURN OF THE FUNDS


In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund operating expenses (including the management fees, 12b-1 fees and other expenses) for the period indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2002


                                                                                                                  10 YEARS OR SINCE
FUND                                                                               1 YEAR    3 YEARS    5 YEARS      COMMENCEMENT
IDS LIFE SERIES FUND, INC. -
     Equity Portfolio (1/86)(1)                                                    (34.05%)   (30.18%)    (7.66%)     4.63%
     Equity Income Portfolio (6/99)(1)                                             (18.95)     (6.08)        --      (5.79)
     Government Securities Portfolio (1/86)(1)                                      10.03       9.39       6.82       6.80
     Income Portfolio (1/86)(1)                                                      8.00       7.61       5.72       6.98
     International Equity Portfolio (10/94)(1)                                     (17.63)    (23.32)     (5.57)      3.78
     Managed Portfolio (1/86)(1)                                                   (23.45)    (18.98)     (5.38)      3.94
     Money Market Portfolio (1/86)(1)                                                1.30       3.71       4.18       4.24
AXP(R) VARIABLE PORTFOLIO -
     Blue Chip Advantage Fund (9/99)(1)                                            (22.66)    (16.69)        --     (12.00)
     Bond Fund (10/81)(1)                                                            5.53       6.20       4.34       6.83
     Capital Resource Fund (10/81)(1)                                              (22.03)    (19.23)     (4.14)      3.77
     Cash Management Fund (10/81)(1)                                                 1.14       3.55       4.10       4.26
     Diversified Equity Income Fund (9/99)(1)                                      (19.03)     (6.38)        --      (4.49)
     Emerging Markets Fund (5/00)(1)                                                (5.44)        --         --     (13.22)
     Extra Income Fund (5/96)(1)                                                    (6.58)     (3.85)     (2.02)      1.19
     Federal Income Fund (9/99)(1)                                                   5.83       6.85         --       6.37
     Global Bond Fund (5/96)(1)                                                     14.98       6.36       4.44       5.10
     Growth Fund (9/99)(1)                                                         (26.10)    (25.60)        --     (19.21)
     International Fund (1/92)(1)                                                  (18.25)    (24.08)     (5.89)      1.86
     Managed Fund (4/86)(1)                                                        (12.92)     (8.72)      0.23       6.47
     NEW DIMENSIONS FUND(R) (5/96)(1)                                              (21.89)    (16.05)      0.09       5.12
     S&P 500 Index Fund (5/00)(1)                                                  (22.42)        --         --     (16.79)
     Small Cap Advantage Fund (9/99)(1)                                            (17.06)     (6.88)        --      (2.65)
     Strategy Aggressive Fund (1/92)(1)                                            (31.95)    (28.23)     (8.29)      1.69
AIM V.I.
     Capital Appreciation Fund, Series I Shares (5/93)(1)                          (24.35)    (19.74)     (2.26)      7.32
     Capital Development Fund, Series I Shares (5/98)(1)                           (21.36)     (7.57)        --      (1.25)
     Core Equity Fund, Series I Shares (5/94)(1)                                   (15.58)    (17.74)     (0.94)      7.86
AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
     VP International, Class I (5/94)(1)                                           (20.54)    (26.40)     (5.08)      2.40
     VP Value, Class I (5/96)(1)                                                   (18.19)      8.50       1.31       7.17
CALVERT VARIABLE SERIES, INC.
     Social Balanced Portfolio (9/86)(1)                                           (12.15)     (7.48)      0.66       6.60
CREDIT SUISSE TRUST
     Emerging Growth Portfolio (9/99)(1)                                           (29.30)    (16.51)        --      (7.69)
     Small Cap Growth Portfolio (6/95)(1)                                          (33.69)    (23.03)     (5.61)      2.85
FIDELITY(R) VIP
     Growth & Income Portfolio Service Class (12/96)(1),(2)                        (16.69)     (9.90)      0.61       4.84
     Mid Cap Portfolio Service Class (12/98)(1),(2)                                 (9.90)      5.15         --      15.55
     Overseas Portfolio Service Class (1/87)(1),(2)                                (20.34)    (20.27)     (4.04)      4.21


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE


                                                                                                                  10 YEARS OR SINCE
FUND                                                                               1 YEAR     3 YEARS    5 YEARS     COMMENCEMENT
FTVIPT
     Franklin Real Estate Fund - Class 2 (1/89)(1),(3)                               2.07%     13.16%      2.45%      9.62%
     Franklin Small Cap Value Securities Fund - Class 2 (5/98)(1),(3)               (9.26)      8.88         --       0.42
     Templeton Foreign Securities Fund - Class 2 (5/92)(1),(4)                     (18.56)    (12.59)     (2.13)      6.63
GOLDMAN SACHS VIT
     CORE(SM) Small Cap Equity Fund (2/98)(1)                                      (14.97)     (3.29)        --      (0.74)
     CORE(SM) U.S. Equity Fund (2/98)(1)                                           (21.89)    (14.64)        --      (2.44)
     Mid Cap Value Fund (5/98)(1)                                                   (4.69)     11.85         --       3.95
JANUS ASPEN SERIES
     Global Technology Portfolio: Service Shares (1/00)(1),(5)                     (40.93)        --         --     (37.98)
     International Growth Portfolio: Service Shares (5/94)(1),(5)                  (25.76)    (21.88)      0.01       8.08
     Mid Cap Growth Portfolio: Service Shares(1),(5)                               (28.12)    (33.34)     (2.36)      6.97
     (previously Janus Aspen Series Aggressive Growth
       Portfolio: Service Shares)
LAZARD RETIREMENT SERIES
     International Equity Portfolio (9/98)(1)                                      (10.71)    (15.05)        --      (4.06)
MFS(R)
     Investors Growth Stock Series - Service Class (5/99)(1),(6)                   (27.71)    (20.13)        --      (8.81)
     New Discovery Series - Service Class (5/98)(1),(6)                            (31.80)    (14.14)        --       2.49
PUTNAM VARIABLE TRUST
     Putnam VT High Yield Fund - Class IB Shares (2/88)(1),(7)                      (0.85)        --      (1.29)      5.33
     Putnam VT International New Opportunities Fund - Class IB
       Shares (1/97)(1),(7)                                                        (13.63)        --      (2.42)     (2.07)
     Putnam VT New Opportunities Fund - Class IA Shares (5/94)(1)                  (30.51)        --      (5.53)      5.53
     Putnam VT Vista Fund - Class IB Shares (1/97)(1),(7)                          (30.60)        --      (4.20)     (0.12)
ROYCE CAPITAL FUND
     Micro-Cap Portfolio (12/96)(1)                                                (12.78)     10.24      12.31      13.75
THIRD AVENUE
     Value Portfolio (9/99)(1)                                                     (10.72)     12.56         --      14.20
WANGER
     International Small Cap (5/95)(1)                                             (13.83)    (21.19)      5.21      11.19
     U.S. Smaller Companies (5/95)(1)                                              (16.81)     (5.23)      2.95      12.96

(1)  Commencement date of the fund.

(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense, which also affects future performance.

(5) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(6) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(7) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

RATES OF RETURN OF THE SUBACCOUNTS

This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following tables reflect all fund operating expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 3.5% premium expense charge. In the second table the rates of return do not reflect the 3.5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 3.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                                               PERFORMANCE SINCE
                                                                                         COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                     SINCE
SUBACCOUNT        INVESTING IN                                                     1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
                  IDS LIFE SERIES FUND, INC. -
Equity              Equity Portfolio (8/87; 1/86)(1)                               (36.93%)    (9.14%)     3.32%      5.71%
Equity Income       Equity Income Portfolio (11/00; 6/99)(1)                       (22.48)        --         --      (9.67)
Government
Securities          Government Securities Portfolio (8/87; 1/86)(1)                  5.24       5.10       5.46       6.69
Income              Income Portfolio (8/87; 1/86)(1)                                 3.28       4.03       5.65       6.85
International
Equity              International Equity Portfolio (10/94; 10/94)(1)               (21.22)     (7.08)        --       2.41
Managed             Managed Portfolio (8/87; 1/86)(1)                              (26.79)     (6.89)      2.63       5.99
Money Market        Money Market Portfolio (8/87; 1/86)(1)                          (3.12)      2.51       2.95       3.81
                  AXP(R) VARIABLE PORTFOLIO -
YBC                 Blue Chip Advantage Fund (11/00; 9/99)(1)                      (26.04)        --         --     (21.57)
YBD                 Bond Fund (11/00; 10/81)(1)                                      0.93         --         --       4.76
YCR                 Capital Resource Fund (11/00; 10/81)(1)                        (25.43)        --         --     (21.85)
YCM                 Cash Management Fund (11/00; 10/81)(1)                          (3.26)        --         --       0.05
YDE                 Diversified Equity Income Fund (11/00; 9/99)(1)                (22.56)        --         --      (9.54)
YEM                 Emerging Markets Fund (11/00; 5/00)(1)                          (9.57)        --         --      (7.76)
YEX                 Extra Income Fund (11/00; 5/96)(1)                             (10.59)        --         --      (4.52)
YFI                 Federal Income Fund (11/00; 9/99)(1)                             1.21         --         --       4.06
YGB                 Global Bond Fund (11/00; 5/96)(1)                                9.96         --         --       7.43
YGR                 Growth Fund (11/00; 9/99)(1)                                   (29.33)        --         --     (32.05)
YIE                 International Fund (11/00; 1/92)(1)                            (21.80)        --         --     (24.66)
YMF                 Managed Fund (11/00; 4/86)(1)                                  (16.72)        --         --     (12.99)
YND                 NEW DIMENSIONS FUND(R) (11/00; 5/96)(1)                        (25.30)        --         --     (20.84)
YIV                 S&P 500 Index Fund (11/00; 5/00)(1)                            (25.80)        --         --     (19.55)
YSM                 Small Cap Advantage Fund (11/00; 9/99)(1)                      (20.68)        --         --     (12.58)
YSA                 Strategy Aggressive Fund (11/00; 1/92)(1)                      (34.92)        --         --     (34.95)
                  AIM V.I.
YCA                 Capital Appreciation Fund,
                    Series I Shares (11/00; 5/93)(1)                               (27.66)        --         --     (26.69)
YCD                 Capital Development Fund,
                    Series I Shares (11/00; 5/98)(1)                               (24.79)        --         --     (15.44)
YGI                 Core Equity Fund,
                    Series I Shares (11/96; 5/94)(1)                               (19.27)     (2.52)        --       1.55
                  AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
YIR                 VP International, Class I (11/00; 5/94)(1)                     (23.85)        --         --     (24.78)
YVL                 VP Value, Class I (11/00; 5/96)(1)                             (16.43)        --         --       0.26

                                                                                               PERFORMANCE SINCE
                                                                                            COMMENCEMENT OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT        INVESTING IN                                                     1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
                  IDS LIFE SERIES FUND, INC. -
Equity              Equity Portfolio (8/87; 1/86)(1)                               (36.93%)    (9.14%)     3.32%      7.07%
Equity Income       Equity Income Portfolio (11/00; 6/99)(1)                       (22.48)        --         --      (7.57)
Government
Securities          Government Securities Portfolio (8/87; 1/86)(1)                  5.24       5.10       5.46       6.01
Income              Income Portfolio (8/87; 1/86)(1)
International                                                                        3.28       4.03       5.65       6.18
Equity              International Equity Portfolio (10/94; 10/94)(1)               (21.22)     (7.08)        --       2.41
Managed             Managed Portfolio (8/87; 1/86)(1)                              (26.79)     (6.89)      2.63       6.81
Money Market        Money Market Portfolio (8/87; 1/86)(1)                          (3.12)      2.51       2.95       3.89
                  AXP(R) VARIABLE PORTFOLIO -
YBC                 Blue Chip Advantage Fund (11/00; 9/99)(1)                      (26.04)        --         --     (13.73)
YBD                 Bond Fund (11/00; 10/81)(1)                                      0.93       2.68       5.64       8.89
YCR                 Capital Resource Fund (11/00; 10/81)(1)                        (25.43)     (5.67)      2.48       9.01
YCM                 Cash Management Fund (11/00; 10/81)(1)                          (3.26)      2.45       2.98       5.02
YDE                 Diversified Equity Income Fund (11/00; 9/99)(1)                (22.56)        --         --      (6.36)
YEM                 Emerging Markets Fund (11/00; 5/00)(1)                          (9.57)        --         --     (15.14)
YEX                 Extra Income Fund (11/00; 5/96)(1)                             (10.59)     (3.57)        --      (0.23)
YFI                 Federal Income Fund (11/00; 9/99)(1)                             1.21         --         --       4.25
YGB                 Global Bond Fund (11/00; 5/96)(1)                                9.96       2.74         --       3.58
YGR                 Growth Fund (11/00; 9/99)(1)                                   (29.33)        --         --     (20.80)
YIE                 International Fund (11/00; 1/92)(1)                            (21.80)     (7.39)      0.63       0.38
YMF                 Managed Fund (11/00; 4/86)(1)                                  (16.72)     (1.37)      5.21       7.46
YND                 NEW DIMENSIONS FUND(R) (11/00; 5/96)(1)                        (25.30)     (1.51)        --       3.62
YIV                 S&P 500 Index Fund (11/00; 5/00)(1)                            (25.80)        --         --     (18.63)
YSM                 Small Cap Advantage Fund (11/00; 9/99)(1)                      (20.68)        --         --      (4.57)
YSA                 Strategy Aggressive Fund (11/00; 1/92)(1)                      (34.92)     (9.76)      0.45       1.14
                  AIM V.I.
YCA                 Capital Appreciation Fund,
                    Series I Shares (11/00; 5/93)(1)                               (27.66)     (3.82)        --       5.97
YCD                 Capital Development Fund,
                    Series I Shares (11/00; 5/98)(1)                               (24.79)        --         --      (2.88)
YGI                 Core Equity Fund,
                    Series I Shares (11/96; 5/94)(1)                               (19.27)     (2.52)        --       6.45
                  AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
YIR                 VP International, Class I (11/00; 5/94)(1)                     (23.85)     (4.47)        --       0.92
YVL                 VP Value, Class I (11/00; 5/96)(1)                             (16.43)      2.24         --       6.87


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 3.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                               PERFORMANCE SINCE
                                                                                         COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                     SINCE
SUBACCOUNT        INVESTING IN                                                     1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
                  CALVERT VARIABLE SERIES, INC.
YSB                 Social Balanced Portfolio (11/00; 9/86)(1)                     (16.03%)       --%        --%    (12.09%)
                  CREDIT SUISSE TRUST
YEG                 Emerging Growth Portfolio (11/00; 9/99)(1)                     (32.39)        --         --     (23.96)
YSC                 Small Cap Growth Portfolio (11/00; 6/95)(1)                    (36.59)        --         --     (26.38)
                  FIDELITY(R) VIP
YGC                 Growth & Income Portfolio
                    Service Class (11/00; 12/96)(1),(2)                            (20.33)        --         --     (14.45)
YMP                 Mid Cap Portfolio
                    Service Class (11/00; 12/98)(1),(2)                            (13.83)        --         --      (5.88)
YOS                 Overseas Portfolio
                    Service Class (11/00; 1/87)(1),(2)                             (23.82)        --         --     (22.43)
                  FTVIPT
YRE                 Franklin Real Estate Fund -
                    Class 2 (11/00; 1/89)(1),(3)                                    (2.38)        --         --       5.82
YSV                 Franklin Small Cap Value Securities Fund -
                    Class 2 (11/00; 5/98)(1),(3)                                   (13.22)        --         --       2.48
YIF                 Templeton Foreign Securities Fund -
                    Class 2 (11/00; 5/92)(1),(4)                                   (22.12)        --         --     (16.83)
                  GOLDMAN SACHS VIT
YSE                 CORE(SM) Small Cap Equity Fund (11/00; 2/98)(1)                (18.68)        --         --      (6.40)
YUE                 CORE(SM) U.S. Equity Fund (11/00; 2/98)(1)                     (25.31)        --         --     (19.17)
YMC                 Mid Cap Value Fund (11/00; 5/98)(1)                             (8.85)        --         --       5.68
                  JANUS ASPEN SERIES
YGT                 Global Technology Portfolio:
                    Service Shares (11/00; 1/00)(1),(5)                            (43.51)        --         --     (42.92)
YIG                 International Growth Portfolio:
                    Service Shares (11/00; 5/94)(1),(5)                            (29.00)        --         --     (26.59)
YAG                 Mid Cap Portfolio: Service Shares (11/00; 9/93)(1),(5)         (31.26)        --         --     (37.78)
                    (previously Janus Aspen Series Aggressive Growth
                      Portfolio: Service Shares)
                  LAZARD RETIREMENT SERIES
YIP                 International Equity Portfolio (11/00; 9/98)(1)                (14.60)        --         --     (18.03)
                  MFS(R)
YGW                 Investors Growth Stock Series -
                    Service Class (11/00; 5/99)(1),(6)                             (30.87)        --         --     (27.86)
YDS                 New Discovery Series -
                    Service Class (11/00; 5/98)(1),(6)                             (34.78)        --         --     (20.86)
                  PUTNAM VARIABLE TRUST
YPH                 Putnam VT High Yield -
                    Class IB Shares (11/00; 2/88)(1),(7)                            (5.06)        --         --      (1.99)
YIO                 Putnam VT International New Opportunities
                    Fund - Class IB Shares (11/00; 1/97)(1),(7)                    (17.40)        --         --     (23.95)
YNO                 Putnam VT New Opportunities Fund -
                    Class IA Shares (11/96; 5/94)(1)                               (33.34)     (6.86)        --      (2.88)
YVS                 Putnam VT Vista Fund -
                    Class IB Shares (11/00; 1/97)(1),(7)                           (33.63)        --         --     (33.59)

                                                                                               PERFORMANCE SINCE
                                                                                            COMMENCEMENT OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT        INVESTING IN                                                     1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
                  CALVERT VARIABLE SERIES, INC.
YSB                 Social Balanced Portfolio (11/00; 9/86)(1)                     (16.03%)    (0.95%)     5.27%      6.67%
                  CREDIT SUISSE TRUST
YEG                 Emerging Growth Portfolio (11/00; 9/99)(1)                     (32.39)        --         --      (9.50)
YSC                 Small Cap Growth Portfolio (11/00; 6/95)(1)                    (36.59)     (7.12)        --       1.44
                  FIDELITY(R) VIP
YGC                 Growth & Income Portfolio
                    Service Class (11/00; 12/96)(1),(2)                            (20.33)     (1.00)        --       3.46
YMP                 Mid Cap Portfolio
                    Service Class (11/00; 12/98)(1),(2)                            (13.83)        --         --      13.55
YOS                 Overseas Portfolio
                    Service Class (11/00; 1/87)(1),(2)                             (23.82)     (5.58)      3.34       2.97
                  FTVIPT
YRE                 Franklin Real Estate Fund -
                    Class 2 (11/00; 1/89)(1),(3)                                    (2.38)      0.81       8.67       8.36
YSV                 Franklin Small Cap Value Securities Fund -
                    Class 2 (11/00; 5/98)(1),(3)                                   (13.22)        --         --      (1.24)
YIF                 Templeton Foreign Securities Fund -
                    Class 2 (11/00; 5/92)(1),(4)                                   (22.12)     (3.70)      6.42       5.32
                  GOLDMAN SACHS VIT
YSE                 CORE(SM) Small Cap Equity Fund (11/00; 2/98)(1)                (18.68)        --         --      (2.37)
YUE                 CORE(SM) U.S. Equity Fund (11/00; 2/98)(1)                     (25.31)        --         --      (4.04)
YMC                 Mid Cap Value Fund (11/00; 5/98)(1)                             (8.85)        --         --       2.22
                  JANUS ASPEN SERIES
YGT                 Global Technology Portfolio:
                    Service Shares (11/00; 1/00)(1),(5)                            (43.51)        --         --     (39.19)
YIG                 International Growth Portfolio:
                    Service Shares (11/00; 5/94)(1),(5)                            (29.00)     (1.58)        --       6.79
YAG                 Mid Cap Portfolio: Service Shares (11/00; 9/93)(1),(5)         (31.26)     (3.91)        --       5.62
                    (previously Janus Aspen Series Aggressive Growth
                      Portfolio: Service Shares)
                  LAZARD RETIREMENT SERIES
YIP                 International Equity Portfolio (11/00; 9/98)(1)                (14.60)        --         --      (5.69)
                  MFS(R)
YGW                 Investors Growth Stock Series -
                    Service Class (11/00; 5/99)(1),(6)                             (30.87)        --         --     (10.52)
YDS                 New Discovery Series -
                    Service Class (11/00; 5/98)(1),(6)                             (34.78)        --         --       0.78
                  PUTNAM VARIABLE TRUST
YPH                 Putnam VT High Yield -
                    Class IB Shares (11/00; 2/88)(1),(7)                            (5.06)     (2.87)      4.02       5.71
YIO                 Putnam VT International New Opportunities
                    Fund - Class IB Shares (11/00; 1/97)(1),(7)                    (17.40)     (3.99)        --      (3.52)
YNO                 Putnam VT New Opportunities Fund -
                    Class IA Shares (11/96; 5/94)(1)                               (33.34)     (6.86)        --       4.33
YVS                 Putnam VT Vista Fund -
                    Class IB Shares (11/00; 1/97)(1),(7)                           (33.63)     (5.71)        --      (1.56)


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 3.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                               PERFORMANCE SINCE
                                                                                         COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                     SINCE
SUBACCOUNT        INVESTING IN                                                     1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
                  ROYCE CAPITAL FUND
YMI                 Micro-Cap Portfolio (11/00; 12/96)(1)                          (16.68%)       --%        --%      5.90%
                  THIRD AVENUE
YVA                 Value Portfolio (11/00; 9/99)(1)                               (14.62)        --         --       2.34
                  WANGER
YIC                 International Small Cap (11/00; 5/95)(1)                       (17.59)        --         --     (21.91)
YSP                 U.S. Smaller Companies (11/00; 5/95)(1)                        (20.44)        --         --      (3.21)

                                                                                               PERFORMANCE SINCE
                                                                                            COMMENCEMENT OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT        INVESTING IN                                                     1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
                  ROYCE CAPITAL FUND
YMI                 Micro-Cap Portfolio (11/00; 12/96)(1)                          (16.68%)    10.49%        --%     12.06%
                  THIRD AVENUE
YVA                 Value Portfolio (11/00; 9/99)(1)                               (14.62)        --         --      11.97
                  WANGER
YIC                 International Small Cap (11/00; 5/95)(1)                       (17.59)      3.54         --       9.71
YSP                 U.S. Smaller Companies (11/00; 5/95)(1)                        (20.44)      1.28         --      11.42


See accompanying notes to the performance information.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 3.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                                               PERFORMANCE SINCE
                                                                                         COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                     SINCE
SUBACCOUNT        INVESTING IN                                                     1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
                  IDS LIFE SERIES FUND, INC. -
Equity              Equity Portfolio (8/87; 1/86)(1)                               (34.65%)    (8.49%)     3.69%      6.25%
Equity Income       Equity Income Portfolio (11/00; 6/99)(1)                       (19.67)        --         --      (6.63)
Government
Securities          Government Securities Portfolio (8/87; 1/86)(1)                  9.05       5.86       5.84       6.65
Income              Income Portfolio (8/87; 1/86)(1)                                 7.02       4.77       6.02       6.72
International
Equity              International Equity Portfolio (10/94; 10/94)(1)               (18.36)     (6.42)        --       2.85
Managed             Managed Portfolio (8/87; 1/86)(1)                              (24.14)     (6.23)      3.00       6.26
Money Market        Money Market Portfolio (8/87; 1/86)(1)                           0.39       3.24       3.32       4.06
                  AXP(R) VARIABLE PORTFOLIO -
YBC                 Blue Chip Advantage Fund (11/00; 9/99)(1)                      (23.36)        --         --     (19.45)
YBD                 Bond Fund (11/00; 10/81)(1)                                      4.59         --         --       7.13
YCR                 Capital Resource Fund (11/00; 10/81)(1)                        (22.73)        --         --     (21.27)
YCM                 Cash Management Fund (11/00; 10/81)(1)                           0.25         --         --       2.37
YDE                 Diversified Equity Income Fund (11/00; 9/99)(1)                (19.76)                   --      (8.08)
YEM                 Emerging Markets Fund (11/00; 5/00)(1)                          (6.29)        --         --     (12.21)
YEX                 Extra Income Fund (11/00; 5/96)(1)                              (7.35)        --         --      (4.20)
YFI                 Federal Income Fund (11/00; 9/99)(1)                             4.88         --         --       6.71
YGB                 Global Bond Fund (11/00; 5/96)(1)                               13.95         --         --       8.04
YGR                 Growth Fund (11/00; 9/99)(1)                                   (26.76)        --         --     (30.37)
YIE                 International Fund (11/00; 1/92)(1)                            (18.97)        --         --     (23.63)
YMF                 Managed Fund (11/00; 4/86)(1)                                  (13.70)        --         --     (10.90)
YND                 NEW DIMENSIONS FUND(R) (11/00; 5/96)(1)                        (22.59)        --         --     (11.95)
YIV                 S&P 500 Index Fund (11/00; 5/00)(1)                            (23.11)        --         --     (17.42)
YSM                 Small Cap Advantage Fund (11/00; 9/99)(1)                      (17.80)        --         --      (9.98)
YSA                 Strategy Aggressive Fund (11/00; 1/92)(1)                      (32.56)        --         --     (30.18)
                  AIM V.I.
YCA                 Capital Appreciation Fund,
                    Series I Shares (11/00; 5/93)(1)                               (25.03)        --         --     (23.18)
YCD                 Capital Development Fund,
                    Series I Shares (11/00; 5/98)(1)                               (22.06)        --         --     (12.14)
YGI                 Core Equity Fund, Series I Shares (11/96; 5/94)(1)             (16.34)     (1.82)        --       2.14
                  AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
YIR                 VP International, Class I (11/00; 5/94)(1)                     (21.09)        --         --     (23.04)
YVL                 VP Value, Class I (11/00; 5/96)(1)                             (13.40)        --         --       0.02
                  CALVERT VARIABLE SERIES, INC.
YSB                 Social Balanced Portfolio (11/00; 9/86)(1)                     (12.98)        --         --      (9.01)
                  CREDIT SUISSE TRUST
YEG                 Emerging Growth Portfolio (11/00; 9/99)(1)                     (29.94)        --         --     (19.33)
YSC                 Small Cap Growth Portfolio (11/00; 6/95)(1)                    (34.29)        --         --      (7.05)

                                                                                               PERFORMANCE SINCE
                                                                                            COMMENCEMENT OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT        INVESTING IN                                                     1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
                  IDS LIFE SERIES FUND, INC. -
Equity              Equity Portfolio (8/87; 1/86)(1)                               (34.65%)    (8.49%)     3.69%      7.29%
Equity Income       Equity Income Portfolio (11/00; 6/99)(1)                       (19.67)        --         --      (6.63)
Government
Securities          Government Securities Portfolio (8/87; 1/86)(1)                  9.05       5.86       5.84
                                                                                                                      6.23
Income              Income Portfolio (8/87; 1/86)(1)                                 7.02       4.77       6.02       6.40
International
Equity              International Equity Portfolio (10/94; 10/94)(1)               (18.36)     (6.42)        --       2.85
Managed             Managed Portfolio (8/87; 1/86)(1)                              (24.14)     (6.23)      3.00       7.04
Money Market        Money Market Portfolio (8/87; 1/86)(1)                           0.39       3.24       3.32       4.11
                  AXP(R) VARIABLE PORTFOLIO -
YBC                 Blue Chip Advantage Fund (11/00; 9/99)(1)                      (23.36)        --         --     (12.79)
YBD                 Bond Fund (11/00; 10/81)(1)                                      4.59       3.42       6.01       9.07
YCR                 Capital Resource Fund (11/00; 10/81)(1)                        (22.73)     (5.00)      2.84       9.19
YCM                 Cash Management Fund (11/00; 10/81)(1)                           0.25       3.18       3.34       5.19
YDE                 Diversified Equity Income Fund (11/00; 9/99)(1)                (19.76)        --         --      (5.35)
YEM                 Emerging Markets Fund (11/00; 5/00)(1)                          (6.29)        --         --     (14.00)
YEX                 Extra Income Fund (11/00; 5/96)(1)                              (7.35)     (2.89)        --       0.30
YFI                 Federal Income Fund (11/00; 9/99)(1)                             4.88         --         --       5.47
YGB                 Global Bond Fund (11/00; 5/96)(1)                               13.95       3.51         --       4.15
YGR                 Growth Fund (11/00; 9/99)(1)                                   (26.76)        --         --     (19.94)
YIE                 International Fund (11/00; 1/92)(1)                            (18.97)     (6.73)      0.99       0.71
YMF                 Managed Fund (11/00; 4/86)(1)                                  (13.70)     (0.67)      5.58       7.69
YND                 NEW DIMENSIONS FUND(R) (11/00; 5/96)(1)                        (22.59)     (0.81)        --       4.18
YIV                 S&P 500 Index Fund (11/00; 5/00)(1)                            (23.11)        --         --     (17.53)
YSM                 Small Cap Advantage Fund (11/00; 9/99)(1)                      (17.80)        --         --      (3.53)
YSA                 Strategy Aggressive Fund (11/00; 1/92)(1)                      (32.56)     (9.11)      0.80       1.47
                  AIM V.I.
YCA                 Capital Appreciation Fund,
                    Series I Shares (11/00; 5/93)(1)                               (25.03)     (3.13)        --       6.36
YCD                 Capital Development Fund,
                    Series I Shares (11/00; 5/98)(1)                               (22.06)        --         --      (2.14)
YGI                 Core Equity Fund, Series I Shares (11/96; 5/94)(1)             (16.34)     (1.82)        --       6.88
                  AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
YIR                 VP International, Class I (11/00; 5/94)(1)                     (21.09)     (3.79)        --       1.34
YVL                 VP Value, Class I (11/00; 5/96)(1)                             (13.40)      2.97         --       7.45
                  CALVERT VARIABLE SERIES, INC.
YSB                 Social Balanced Portfolio (11/00; 9/86)(1)                     (12.98)     (0.24)      5.65       6.90
                  CREDIT SUISSE TRUST
YEG                 Emerging Growth Portfolio (11/00; 9/99)(1)                     (29.94)        --         --      (8.52)
YSC                 Small Cap Growth Portfolio (11/00; 6/95)(1)                    (34.29)     (6.46)        --       1.93


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 3.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                               PERFORMANCE SINCE
                                                                                         COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                      SINCE
SUBACCOUNT        INVESTING IN                                                     1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
                  FIDELITY(R) VIP
YGC                 Growth & Income Portfolio
                    Service Class (11/00; 12/96)(1),(2)                            (17.44%)       --%        --%    (10.86%)
YMP                 Mid Cap Portfolio
                    Service Class (11/00; 12/98)(1),(2)                            (10.70)        --         --       0.25
YOS                 Overseas Portfolio
                    Service Class (11/00; 1/87)(1),(2)                             (21.06)        --         --     (20.69)
                  FTVIPT
YRE                 Franklin Real Estate Fund -
                    Class 2 (11/00; 1/89)(1),(3)                                     1.16         --         --       8.93
YSV                 Franklin Small Cap Value Securities Fund -
                    Class 2 (11/00; 5/98)(1),(3)                                   (10.08)        --         --       5.51
YIF                 Templeton Foreign Securities Fund -
                    Class 2 (11/00; 5/92)(1),(4)                                   (19.29)        --         --      (8.37)
                  GOLDMAN SACHS VIT
YSE                 CORE(SM) Small Cap Equity Fund (11/00; 2/98)(1)                (15.73)        --         --      (4.47)
YUE                 CORE(SM) U.S. Equity Fund (11/00; 2/98)(1)                     (22.60)        --         --     (17.01)
YMC                 Mid Cap Value Fund (11/00; 5/98)(1)                             (5.55)        --         --       9.08
                  JANUS ASPEN SERIES
YGT                 Global Technology Portfolio:
                    Service Shares (11/00; 1/00)(1),(5)                            (41.46)        --         --     (39.95)
YIG                 International Growth Portfolio:
                    Service Shares (11/00; 5/94)(1),(5)                            (26.42)        --         --     (25.16)
YAG                 Mid Cap Portfolio: Service Shares (11/00; 9/93)(1),(5)         (28.76)        --         --     (35.12)
                    (previously Janus Aspen Series Aggressive Growth
                      Portfolio: Service Shares)
                  LAZARD RETIREMENT SERIES
YIP                 International Equity Portfolio (11/00; 9/98)(1)                (11.51)        --         --     (15.58)
                  MFS(R)
YGW                 Investors Growth Stock Series -
                    Service Class (11/00; 5/99)(1),(6)                             (28.36)        --         --     (23.60)
YDS                 New Discovery Series -
                    Service Class (11/00; 5/98)(1),(6)                             (32.41)        --         --     (16.96)
                  PUTNAM VARIABLE TRUST
YPH                 Putnam VT High Yield -
                    Class IB Shares (11/00; 2/88)(1),(7)                            (1.62)        --         --      (2.49)
YIO                 Putnam VT International New Opportunities
                    Fund - Class IB Shares (11/00; 1/97)(1),(7)                    (14.41)        --         --     (27.09)
YNO                 Putnam VT New Opportunities Fund -
                    Class IA Shares (11/96; 5/94)(1)                               (30.92)     (6.20)        --      (2.31)
YVS                 Putnam VT Vista Fund -
                    Class IB Shares (11/00; 1/97)(1),(7)                           (31.22)        --         --     (28.73)
                  ROYCE CAPITAL FUND
YMI                 Micro-Cap Portfolio (11/00; 12/96)(1)                          (13.66)        --         --       9.62
                  THIRD AVENUE
YVA                 Value Portfolio (11/00; 9/99)(1)                               (11.52)        --         --       9.12
                  WANGER
YIC                 International Small Cap (11/00; 5/95)(1)                       (14.60)        --         --     (23.48)
YSP                 U.S. Smaller Companies (11/00; 5/95)(1)                        (17.56)        --         --      (1.47)

                                                                                               PERFORMANCE SINCE
                                                                                            COMMENCEMENT OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT        INVESTING IN                                                     1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
                  FIDELITY(R) VIP
YGC                 Growth & Income Portfolio
                    Service Class (11/00; 12/96)(1),(2)                            (17.44%)    (0.29%)       --%      4.07%
YMP                 Mid Cap Portfolio
                    Service Class (11/00; 12/98)(1),(2)                            (10.70)        --         --      14.56
YOS                 Overseas Portfolio
                    Service Class (11/00; 1/87)(1),(2)                             (21.06)     (4.90)      3.71       3.20
                  FTVIPT
YRE                 Franklin Real Estate Fund -
                    Class 2 (11/00; 1/89)(1),(3)                                     1.16       1.53       9.06       8.64
YSV                 Franklin Small Cap Value Securities Fund -
                    Class 2 (11/00; 5/98)(1),(3)                                   (10.08)        --         --      (0.49)
YIF                 Templeton Foreign Securities Fund -
                    Class 2 (11/00; 5/92)(1),(4)                                   (19.29)     (3.01)      6.80       5.68
                  GOLDMAN SACHS VIT
YSE                 CORE(SM) Small Cap Equity Fund (11/00; 2/98)(1)                (15.73)        --         --      (1.66)
YUE                 CORE(SM) U.S. Equity Fund (11/00; 2/98)(1)                     (22.60)        --         --      (3.33)
YMC                 Mid Cap Value Fund (11/00; 5/98)(1)                             (5.55)        --         --       3.00
                  JANUS ASPEN SERIES
YGT                 Global Technology Portfolio:
                    Service Shares (11/00; 1/00)(1),(5)                            (41.46)        --         --     (38.45)
YIG                 International Growth Portfolio:
                    Service Shares (11/00; 5/94)(1),(5)                            (26.42)     (0.88)        --       7.23
YAG                 Mid Cap Portfolio: Service Shares (11/00; 9/93)(1),(5)         (28.76)     (3.23)        --       6.03
                    (previously Janus Aspen Series Aggressive Growth
                      Portfolio: Service Shares)
                  LAZARD RETIREMENT SERIES
YIP                 International Equity Portfolio (11/00; 9/98)(1)                (11.51)        --         --      (4.91)
                  MFS(R)
YGW                 Investors Growth Stock Series -
                    Service Class (11/00; 5/99)(1),(6)                             (28.36)        --         --      (9.65)
YDS                 New Discovery Series -
                    Service Class (11/00; 5/98)(1),(6)                             (32.41)        --         --       1.55
                  PUTNAM VARIABLE TRUST
YPH                 Putnam VT High Yield -
                    Class IB Shares (11/00; 2/88)(1),(7)                            (1.62)     (2.17)      4.39       5.96
YIO                 Putnam VT International New Opportunities
                    Fund - Class IB Shares (11/00; 1/97)(1),(7)                    (14.41)     (3.30)        --      (2.95)
YNO                 Putnam VT New Opportunities Fund -
                    Class IA Shares (11/96; 5/94)(1)                               (30.92)     (6.20)        --       4.76
YVS                 Putnam VT Vista Fund -
                    Class IB Shares (11/00; 1/97)(1),(7)                           (31.22)     (5.04)        --      (0.97)
                  ROYCE CAPITAL FUND
YMI                 Micro-Cap Portfolio (11/00; 12/96)(1)                          (13.66)     11.28         --      12.72
                  THIRD AVENUE
YVA                 Value Portfolio (11/00; 9/99)(1)                               (11.52)        --         --      13.19
                  WANGER
YIC                 International Small Cap (11/00; 5/95)(1)                       (14.60)      4.28         --      10.22
YSP                 U.S. Smaller Companies (11/00; 5/95)(1)                        (17.56)      2.01         --      11.94


See accompanying notes to the performance information.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

NOTES TO THE PERFORMANCE INFORMATION

(1)  (Commencement date of the subaccount; Commencement date of the fund.)

(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(5) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(6) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(7) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

- any dividends declared for such shares.

It does not include:

-    the effect of any applicable surrender charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

     Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with a fixed account) that fixed accounts often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the policy provides.

ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2002


SUBACCOUNT          INVESTING IN:                                               SIMPLE YIELD  COMPOUND YIELD
YCM                 AXP(R) Variable Portfolio - Cash Management Fund                (0.07%)        (0.07%)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                    YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                                -----
                                 cd
where:

               a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002


SUBACCOUNT          INVESTING IN                                         YIELD
YBD                 AXP(R) Variable Portfolio - Bond Fund                 5.17%
YEX                 AXP(R) Variable Portfolio - Extra Income Fund         5.04
YFI                 AXP(R) Variable Portfolio - Federal Income Fund       2.96
YGB                 AXP(R) Variable Portfolio - Global Bond Fund          2.46


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable life insurance illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

-    Premium expense charges;

-    Cost of insurance charges;

-    Death benefit guarantee charges;

-    Policy fees;

-    Mortality and expense risk charges; and

-    Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

-    Current charges for policies purchased on or after November 20, 1997

-    Guaranteed charges in all years illustrated.


All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.01% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a male, age 40, in our nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $2,500 is paid in full at the beginning of each policy year. Results would differ if:

-    Premiums were not paid in full at the beginning of each policy year;

-    Premium amounts paid were different.


LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

ILLUSTRATION                    POLICIES PURCHASED ON OR AFTER NOVEMBER 20, 1997

INITIAL SPECIFIED AMOUNT $200,000      MALE -- AGE 40      CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                   NONSMOKER         ANNUAL PREMIUM $2,500


        PREMIUM(1)
        ACCUMULATED               DEATH BENEFIT                       POLICY VALUE                   CASH SURRENDER VALUE
END OF  WITH ANNUAL        ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%           0%          6%          12%          0%         6%         12%          0%         6%          12%
---------------------------------------------------------------------------------------------------------------------------------
   1    $     2,625    $ 200,000   $ 200,000  $    200,000   $  1,868   $  1,996  $     2,125   $    380   $    509   $       638
   2          5,381      200,000     200,000       200,000      3,681      4,055        4,445      2,016      2,391         2,781
   3          8,275      200,000     200,000       200,000      5,434      6,173        6,975      3,607      4,346         5,148
   4         11,314      200,000     200,000       200,000      7,130      8,353        9,736      5,140      6,364         7,747
   5         14,505      200,000     200,000       200,000      8,758     10,588       12,742      6,674      8,504        10,658

   6         17,855      200,000     200,000       200,000     10,320     12,881       16,020      8,652     11,214        14,353
   7         21,373      200,000     200,000       200,000     11,817     15,235       19,600     10,567     13,985        18,349
   8         25,066      200,000     200,000       200,000     13,247     17,649       23,508     12,414     16,815        22,674
   9         28,945      200,000     200,000       200,000     14,605     20,120       27,776     14,188     19,703        27,360
  10         33,017      200,000     200,000       200,000     15,893     22,653       32,445     15,893     22,653        32,445

  15         56,644      200,000     200,000       200,000     21,034     36,084       63,243     21,034     36,084        63,243
  20         86,798      200,000     200,000       200,000     23,297     50,359      112,194     23,297     50,359       112,194
  25        125,284      200,000     200,000       235,030     21,438     64,834      192,648     21,438     64,834       192,648
  30        174,402      200,000     200,000       372,851     12,336     77,819      321,424     12,336     77,819       321,424
  35        237,091           --     200,000       562,887         --     85,598      526,063         --     85,598       526,063

  40        317,099           --     200,000       897,239         --     79,759      854,513         --     79,759       854,513
  45        419,213           --     200,000     1,434,048         --     35,714    1,365,760         --     35,714     1,365,760
  50        549,538           --          --     2,253,939         --         --    2,146,608         --         --     2,146,608
  55        715,871           --          --     3,478,078         --         --    3,312,455         --         --     3,312,455
  60        928,157           --          --     5,219,934         --         --    5,168,251         --         --     5,168,251



(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

ILLUSTRATION

INITIAL SPECIFIED AMOUNT $200,000     MALE -- AGE 40    GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                  NONSMOKER          ANNUAL PREMIUM $2,500


        PREMIUM(1)
        ACCUMULATED               DEATH BENEFIT                       POLICY VALUE                   CASH SURRENDER VALUE
END OF  WITH ANNUAL        ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%           0%          6%          12%          0%         6%         12%          0%         6%         12%
---------------------------------------------------------------------------------------------------------------------------------
   1    $     2,625    $ 200,000   $ 200,000  $    200,000   $  1,809   $  1,935  $     2,062   $    321   $    448   $        575
   2          5,381      200,000     200,000       200,000      3,564      3,931        4,313      1,900      2,266          2,649
   3          8,275      200,000     200,000       200,000      5,243      5,965        6,749      3,417      4,138          4,922
   4         11,314      200,000     200,000       200,000      6,873      8,065        9,413      4,883      6,076          7,423
   5         14,505      200,000     200,000       200,000      8,430     10,210       12,306      6,346      8,126         10,222

   6         17,855      200,000     200,000       200,000      9,917     12,404       15,455      8,249     10,737         13,788
   7         21,373      200,000     200,000       200,000     11,335     14,650       18,886     10,085     13,399         17,636
   8         25,066      200,000     200,000       200,000     12,666     16,928       22,610     11,832     16,094         21,776
   9         28,945      200,000     200,000       200,000     13,931     19,265       26,681     13,515     18,848         26,264
  10         33,017      200,000     200,000       200,000     15,113     21,641       31,117     15,113     21,641         31,117

  15         56,644      200,000     200,000       200,000     19,502     33,933       60,104     19,502     33,933         60,104
  20         86,798      200,000     200,000       200,000     20,423     46,146      105,597     20,423     46,146        105,597
  25        125,284      200,000     200,000       219,902     15,906     56,748      180,248     15,906     56,748        180,248
  30        174,402      200,000     200,000       348,173      1,456     62,330      300,149      1,456     62,330        300,149
  35        237,091           --     200,000       524,314         --     55,808      490,013         --     55,808        490,013

  40        317,099           --     200,000       834,024         --     16,083      794,309         --     16,083        794,309
  45        419,213           --          --     1,327,570         --         --    1,264,352         --         --      1,264,352
  50        549,538           --          --     2,067,499         --         --    1,969,047         --         --      1,969,047
  55        715,871           --          --     3,136,067         --         --    2,986,730         --         --      2,986,730
  60        928,157           --          --     4,644,187         --         --    4,598,205         --         --      4,598,205



(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


FINANCIAL INFORMATION


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company of New York at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life at Dec. 31, 2002, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life Insurance (comprised of subaccounts YEQ, YEI, YGS, YIN, YIT, YMA, YMM, YBC, YBD, YCR, YCM, YDE, YEM, YEX, YFI, YGB, YGR, YIE, YMF, YND, YIV, YSM, YSA, YCA, YCD, YGI, YIR, YVL, YSB, YEG, YSC, YGC, YMP, YOS, YRE, YSV, YIF, YSE, YUE, YMC, YGT, YIG, YAG, YIP, YGW, YDS, YPH, YIO, YNO, YVS, YMI, YVA, YIC, YSP and Y04) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers and the unit investment trust sponsor. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life Insurance at December 31, 2002 and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                   /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 21, 2003

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002                                              YEQ            YEI            YGS            YIN            YIT
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                                $ 75,158,373   $     92,892   $  1,183,860   $  6,549,477   $ 17,418,089
                                                           ------------------------------------------------------------------------
    at market value                                        $ 33,369,629   $     78,740   $  1,241,927   $  6,549,633   $  9,613,652
Dividends receivable                                                 --             --          3,870         28,514             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --          3,088            840          1,784             --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 33,369,629         81,828      1,246,637      6,579,931      9,613,652
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                               26,380             57            978          5,192          7,592
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                        19,465             --             --             --          1,852
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                45,845             57            978          5,192          9,444
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                         $ 33,323,784   $     81,771   $  1,245,659   $  6,574,739   $  9,604,208
===================================================================================================================================
Accumulation units outstanding                               13,651,225         99,120        445,277      2,302,237      7,630,987
===================================================================================================================================
Net asset value per accumulation unit                      $       2.44   $       0.82   $       2.80   $       2.86   $       1.26
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  YMA            YMM            YBC            YBD            YCR
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                                $ 38,190,395   $  3,512,804   $     60,239   $  2,152,301   $     25,162
                                                           ------------------------------------------------------------------------
    at market value                                        $ 25,604,649   $  3,512,711   $     48,054   $  2,170,011   $     20,464
Dividends receivable                                                 --          3,071             --          9,251             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --              6          3,204            241
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 25,604,649      3,515,782         48,060      2,182,466         20,705
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                               20,227          2,736             36          1,713             22
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                        17,455         28,146             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                37,682         30,882             36          1,713             22
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                         $ 25,566,967   $  3,484,900   $     48,024   $  2,180,753   $     20,683
===================================================================================================================================
Accumulation units outstanding                               10,071,203      1,893,767         78,876      1,935,255         38,164
===================================================================================================================================
Net asset value per accumulation unit                      $       2.54   $       1.84   $       0.61   $       1.13   $       0.54
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  YCM            YDE            YEM            YEX            YFI
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                                $    962,670   $  1,527,585   $     64,111   $    950,108   $  1,025,386
                                                           ------------------------------------------------------------------------
    at market value                                        $    962,668   $  1,291,134   $     60,217   $    860,384   $  1,033,316
Dividends receivable                                                689             --             --          3,578          2,541
Accounts receivable from IDS Life of New York
  for contract purchase payments                                 11,590            221             --          2,884          2,772
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    974,947      1,291,355         60,217        866,846      1,038,629
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  716          1,012             45            679            817
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                            --             --              5             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   716          1,012             50            679            817
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                         $    974,231   $  1,290,343   $     60,167   $    866,167   $  1,037,812
===================================================================================================================================
Accumulation units outstanding                                  950,420      1,563,661         70,674        940,509        931,361
===================================================================================================================================
Net asset value per accumulation unit                      $       1.03   $       0.83   $       0.85   $       0.92   $       1.11
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  YGB            YGR            YIE            YMF            YND
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                                $    249,568   $    316,303   $     61,989   $    204,553   $  4,524,033
                                                           ------------------------------------------------------------------------
    at market value                                        $    265,095   $    256,283   $     54,388   $    178,329   $  3,762,528
Dividends receivable                                                535             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    815             23             --            777          4,794
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    266,445        256,306         54,388        179,106      3,767,322
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  207            198             41            138          2,942
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                            --             --              2             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   207            198             43            138          2,942
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                         $    266,238   $    256,108   $     54,345   $    178,968   $  3,764,380
===================================================================================================================================
Accumulation units outstanding                                  220,669        572,111        124,434        251,766      6,545,663
===================================================================================================================================
Net asset value per accumulation unit                      $       1.21   $       0.45   $       0.44   $       0.71   $       0.58
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002  (CONTINUED)                                 YIV            YSM            YSA            YCA            YCD
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                                $  1,682,506   $    219,042   $    177,549   $    148,128   $    242,938
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,411,017   $    189,438   $    124,001   $    114,794   $    204,092
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  2,476            831             16            108            875
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --             --             --             90            161
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,413,493        190,269        124,017        114,992        205,128
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,090            151             96             90            161
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --            108            875
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,090            151             96            198          1,036
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                         $  1,412,403   $    190,118   $    123,921   $    114,794   $    204,092
===================================================================================================================================
Accumulation units outstanding                                2,200,329        255,267        479,837        225,503        285,845
===================================================================================================================================
Net asset value per accumulation unit                      $       0.64   $       0.74   $       0.26   $       0.51   $       0.71
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002  (CONTINUED)                                 YGI            YIR            YVL            YSB            YEG
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                                $ 24,075,418   $    700,191   $  2,856,031   $    106,563   $     48,305
                                                           ------------------------------------------------------------------------
    at market value                                        $ 16,932,159   $    579,802   $  2,575,044   $     93,168   $     42,341
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  6,935            278          6,593             77             78
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                          13,368            449          2,038             72             33
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 16,952,462        580,529      2,583,675         93,317         42,452
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                               13,368            449          2,038             72             33
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                       6,935            278          6,593             77             78
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                20,303            727          8,631            149            111
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                         $ 16,932,159   $    579,802   $  2,575,044   $     93,168   $     42,341
===================================================================================================================================
Accumulation units outstanding                               14,871,791      1,041,948      2,475,202        124,757         75,965
===================================================================================================================================
Net asset value per accumulation unit                      $       1.14   $       0.56   $       1.04   $       0.75   $       0.56
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002  (CONTINUED)                                 YSC            YGC            YMP            YOS            YRE
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                                $    233,361   $  2,325,327   $  3,093,727   $    402,105   $  1,100,952
                                                           ------------------------------------------------------------------------
    at market value                                        $    179,869   $  2,066,614   $  2,877,537   $    329,879   $  1,081,042
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     77         10,005          4,733          1,238          2,429
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                             140          1,596          2,220            257            842
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    180,086      2,078,215      2,884,490        331,374      1,084,313
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                   140          1,596          2,220            257            842
   Transaction charge                                                --             --             --             --             --
   Contract terminations                                             --             --             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          77         10,005          4,733          1,238          2,429
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   217         11,601          6,953          1,495          3,271
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                         $    179,869   $  2,066,614   $  2,877,537   $    329,879   $  1,081,042
===================================================================================================================================
Accumulation units outstanding                                  434,856      2,805,554      3,250,659        555,349        924,112
===================================================================================================================================
Net asset value per accumulation unit                      $       0.41   $       0.74   $       0.89   $       0.59   $       1.17
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002  (CONTINUED)                                 YSV            YIF            YSE            YUE            YMC
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                                $    491,360   $    937,667   $    306,277   $    316,714   $  1,744,733
                                                           ------------------------------------------------------------------------
    at market value                                        $    463,557   $    792,287   $    273,748   $    268,255   $  1,640,643
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    183          3,695             --             19            299
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                             361            613            478            209          1,233
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    464,101        796,595        274,226        268,483      1,642,175
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  361            613            215            209          1,233
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                         183          3,695            263             19            299
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   544          4,308            478            228          1,532
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                         $    463,557   $    792,287   $    273,748   $    268,255   $  1,640,643
===================================================================================================================================
Accumulation units outstanding                                  423,218      1,147,191        317,003        417,680      1,455,865
===================================================================================================================================
Net asset value per accumulation unit                      $       1.10   $       0.69   $       0.86   $       0.64   $       1.13
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002  (CONTINUED)                                 YGT            YIG            YAG            YIP            YGW
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                                $    144,528   $  1,218,777   $    278,258   $    421,924   $    909,073
                                                           ------------------------------------------------------------------------
    at market value                                        $     95,541   $    956,613   $    204,653   $    374,938   $    693,921
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  3,142            628             40            238          1,400
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              72            750            159            288            539
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     98,755        957,991        204,852        375,464        695,860
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   72            750            159            288            539
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                       3,142            628             40            238          1,400
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,214          1,378            199            526          1,939
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                         $     95,541   $    956,613   $    204,653   $    374,938   $    693,921
===================================================================================================================================
Accumulation units outstanding                                  310,275      1,825,532        562,638        566,542      1,364,169
===================================================================================================================================
Net asset value per accumulation unit                      $       0.31   $       0.52   $       0.36   $       0.66   $       0.51
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002  (CONTINUED)                                 YDS            YPH            YIO            YNO            YVS
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                                $  1,179,958   $    239,281   $    371,197   $ 24,232,917   $    396,631
                                                           ------------------------------------------------------------------------
    at market value                                        $    909,181   $    229,797   $    322,065   $ 11,123,296   $    286,539
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    790          4,714             --             --             --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                             710            220            249         14,989            385
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    910,681        234,731        322,314     11,138,285        286,924
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  710            220            249          8,794            223
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                         790          4,714             --          6,195            162
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,500          4,934            249         14,989            385
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                         $    909,181   $    229,797   $    322,065   $ 11,123,296   $    286,539
===================================================================================================================================
Accumulation units outstanding                                1,465,450        231,985        574,343     12,827,779        690,151
===================================================================================================================================
Net asset value per accumulation unit                      $       0.62   $       0.99   $       0.56   $       0.87   $       0.42
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002  (CONTINUED)                                 YMI            YVA            YIC            YSP            Y04
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                                $  2,256,096   $  2,879,614   $    537,675   $  1,181,572   $    452,176
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,980,038   $  2,620,896   $    461,759   $  1,077,958   $    708,541
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  3,896          7,991          1,543          4,821            124
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                           1,537          2,043            356            815            560
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,985,471      2,630,930        463,658      1,083,594        709,225
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,537          2,043            356            815            560
    Transaction charge                                               --             --             --             --            451
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                       3,896          7,991          1,543          4,821            124
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,433         10,034          1,899          5,636          1,135
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                         $  1,980,038   $  2,620,896   $    461,759   $  1,077,958   $    708,090
===================================================================================================================================
Accumulation units outstanding                                1,758,262      2,397,087        772,204      1,133,052        173,397
===================================================================================================================================
Net asset value per accumulation unit                      $       1.13   $       1.09   $       0.60   $       0.95   $       4.08
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   YEQ            YEI            YGS            YIN            YIT
INVESTMENT INCOME
Dividend income from mutual funds,
  portfolios and the trust                                $     141,725   $        941   $     43,812  $    331,557   $      82,569
Variable account expenses                                       371,001            548          9,139        58,210         100,624
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (229,276)           393         34,673       273,347         (18,055)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                       5,412,231          4,921        261,576       785,738       1,916,273
    Cost of investments sold                                 10,467,739          6,068        256,596       803,604       3,118,411
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (5,055,508)        (1,147)         4,980       (17,866)     (1,202,138)
Distributions from capital gains                                     --            107             --            --              --
Net change in unrealized appreciation or
  depreciation of investments                               (13,357,364)       (13,720)        46,804       181,017      (1,026,386)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (18,412,872)       (14,760)        51,784       163,151      (2,228,524)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $ (18,642,148)  $    (14,367)  $     86,457  $    436,498   $  (2,246,579)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002  (CONTINUED)                      YMA            YMM            YBC            YBD            YCR
INVESTMENT INCOME
Dividend income from mutual funds,
  portfolios and the trust                                $     517,378   $     44,084   $        337  $     74,015   $         146
Variable account expenses                                       265,827         30,770            370        13,033             240
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 251,551         13,314            (33)       60,982             (94)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                       3,318,284      4,417,119          3,898       284,310          19,583
    Cost of investments sold                                  4,524,958      4,417,096          4,444       286,911          23,786
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,206,674)            23           (546)       (2,601)         (4,203)
Distributions from capital gains                                     --            182             --            --           1,659
Net change in unrealized appreciation or
  depreciation of investments                                (7,578,521)          (198)       (10,513)       22,711          (4,988)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (8,785,195)             7        (11,059)       20,110          (7,532)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $  (8,533,644)  $     13,321   $    (11,092) $     81,092   $      (7,626)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002  (CONTINUED)                      YCM            YDE            YEM            YEX            YFI
INVESTMENT INCOME
Dividend income from mutual funds,
  portfolios and the trust                                $       7,559   $     17,075   $         --  $     51,795   $      14,297
Variable account expenses                                         6,030          9,361            295         6,051           4,428
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,529          7,714           (295)       45,744           9,869
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                       1,219,933         60,204          9,469       116,826          68,213
    Cost of investments sold                                  1,219,944         66,303         10,613       128,163          67,962
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (11)        (6,099)        (1,144)      (11,337)            251
Distributions from capital gains                                     --          2,881             --            --           4,241
Net change in unrealized appreciation or
  depreciation of investments                                        12       (244,502)        (3,660)      (76,839)          8,030
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1       (247,720)        (4,804)      (88,176)         12,522
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $       1,530   $   (240,006)  $     (5,099) $    (42,432)  $      22,391
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002  (CONTINUED)                      YGB            YGR            YIE            YMF            YND
INVESTMENT INCOME
Dividend income from mutual funds,
  portfolios and the trust                                $       7,294   $        195   $        349  $      3,575   $      16,195
Variable account expenses                                         1,404          1,705            309         1,174          27,380
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   5,890         (1,510)            40         2,401         (11,185)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          47,857         32,462          1,446        40,917         232,960
    Cost of investments sold                                     47,002         42,400          1,608        48,119         280,204
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    855         (9,938)          (162)       (7,202)        (47,244)
Distributions from capital gains                                     --             --             45        10,372           2,368
Net change in unrealized appreciation or
  depreciation of investments                                    16,935        (43,965)        (6,835)      (23,852)       (732,836)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   17,790        (53,903)        (6,952)      (20,682)       (777,712)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $      23,680   $    (55,413)  $     (6,912) $    (18,281)  $    (788,897)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002  (CONTINUED)                      YIV            YSM            YSA            YCA            YCD
INVESTMENT INCOME
Dividend income from mutual funds,
  portfolios and the trust                                $      11,701   $         --   $         --  $         --   $          --
Variable account expenses                                        10,376          1,431          1,095           834           1,626
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,325         (1,431)        (1,095)         (834)         (1,626)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         286,444         31,065         18,070         8,245          44,121
    Cost of investments sold                                    341,472         31,805         24,240        10,327          51,581
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (55,028)          (740)        (6,170)       (2,082)         (7,460)
Distributions from capital gains                                     --             --             --            --              --
Net change in unrealized appreciation or
  depreciation of investments                                  (267,680)       (32,165)       (41,812)      (24,039)        (39,227)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (322,708)       (32,905)       (47,982)      (26,121)        (46,687)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    (321,383)  $    (34,336)  $    (49,077) $    (26,955)  $     (48,313)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002  (CONTINUED)                      YGI            YIR            YVL            YSB            YEG
INVESTMENT INCOME
Dividend income from mutual funds,
  portfolios and the trust                                $      62,072   $      3,097   $     12,249  $      2,737   $          --
Variable account expenses                                       175,066          4,316         18,068           621             325
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (112,994)        (1,219)        (5,819)        2,116            (325)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                       3,340,452         56,775        143,956         8,123          37,872
    Cost of investments sold                                  4,525,822         65,399        162,056         8,749          40,864
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,185,370)        (8,624)       (18,100)         (626)         (2,992)
Distributions from capital gains                                     --             --         79,253            --              --
Net change in unrealized appreciation or
  depreciation of investments                                (2,307,532)      (100,639)      (350,745)      (10,893)         (7,181)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (3,492,902)      (109,263)      (289,592)      (11,519)        (10,173)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $  (3,605,896)  $   (110,482)  $   (295,411) $     (9,403)  $     (10,498)
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002  (CONTINUED)                      YSC            YGC            YMP            YOS            YRE
INVESTMENT INCOME
Dividend income from mutual funds,
  portfolios and the trust                                $          --   $     12,901   $     12,595  $      1,228   $      17,103
Variable account expenses                                         1,398         13,811         20,474         2,405           6,160
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,398)          (910)        (7,879)       (1,177)         10,943
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          18,729         50,204        167,939        44,112          46,923
    Cost of investments sold                                     24,848         55,095        184,400        49,396          48,482
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,119)        (4,891)       (16,461)       (5,284)         (1,559)
Distributions from capital gains                                     --             --             --            --              --
Net change in unrealized appreciation or
  depreciation of investments                                   (57,690)      (267,734)      (271,957)      (60,448)        (29,029)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (63,809)      (272,625)      (288,418)      (65,732)        (30,588)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $     (65,207)  $   (273,535)  $   (296,297) $    (66,909)  $     (19,645)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002  (CONTINUED)                      YSV            YIF            YSE            YUE            YMC
INVESTMENT INCOME
Dividend income from mutual funds,
  portfolios and the trust                                $         942   $      8,677   $        816  $      1,711   $      16,859
Variable account expenses                                         2,665          4,953          1,801         1,773          10,028
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,723)         3,724           (985)          (62)          6,831
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          24,230         61,939         12,819        12,351         101,689
    Cost of investments sold                                     26,492         68,890         14,291        14,118         108,309
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,262)        (6,951)        (1,472)       (1,767)         (6,620)
Distributions from capital gains                                  6,592             --             --            --           4,919
Net change in unrealized appreciation or
  depreciation of investments                                   (37,018)      (134,565)       (38,541)      (47,962)       (106,545)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (32,688)      (141,516)       (40,013)      (49,729)       (108,246)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $     (34,411)  $   (137,792)  $    (40,998) $    (49,791)  $    (101,415)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YGT            YIG            YAG            YIP            YGW
INVESTMENT INCOME
Dividend income from mutual funds,
  portfolios and the trust                                $          --   $      6,634   $         --  $        271   $          --
Variable account expenses                                           821          7,847          1,747         2,866           6,477
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (821)        (1,213)        (1,747)       (2,595)         (6,477)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          21,727        144,839         50,605        66,794         222,363
    Cost of investments sold                                     29,370        179,784         67,299        78,490         297,295
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,643)       (34,945)       (16,694)      (11,696)        (74,932)
Distributions from capital gains                                     --             --             --            --              --
Net change in unrealized appreciation or
  depreciation of investments                                   (42,219)      (246,590)       (48,027)      (29,344)       (182,570)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (49,862)      (281,535)       (64,721)      (41,040)       (257,502)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $     (50,683)  $   (282,748)  $    (66,468) $    (43,635)  $    (263,979)
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002  (CONTINUED)                      YDS            YPH            YIO            YNO            YVS
INVESTMENT INCOME
Dividend income from mutual funds,
  portfolios and the trust                                $          --   $     19,693   $      1,493  $         --   $          --
Variable account expenses                                         7,602          1,882          2,343       121,132           2,431
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,602)        17,811           (850)     (121,132)         (2,431)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         121,830        119,608         32,106     2,366,353          26,841
    Cost of investments sold                                    160,677        124,712         34,325     4,620,162          33,713
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (38,847)        (5,104)        (2,219)   (2,253,809)         (6,872)
Distributions from capital gains                                     --             --             --            --              --
Net change in unrealized appreciation or
  depreciation of investments                                  (299,375)       (10,846)       (38,182)   (2,933,766)        (94,313)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (338,222)       (15,950)       (40,401)   (5,187,575)       (101,185)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    (345,824)  $      1,861   $    (41,251) $ (5,308,707)  $    (103,616)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002  (CONTINUED)                      YMI            YVA            YIC            YSP            Y04
INVESTMENT INCOME
Dividend income from mutual funds,
  portfolios and the trust                                $          --   $      4,712   $         --  $         --   $          --
Variable account expenses                                        13,564         19,334          3,037         5,868           8,565
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (13,564)       (14,622)        (3,037)       (5,868)         (8,565)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          87,336        121,258         35,877        42,457         266,137
    Cost of investments sold                                     94,184        130,905         42,880        47,697         176,685
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,848)        (9,647)        (7,003)       (5,240)         89,452
Distributions from capital gains                                 59,988         41,040             --            --              --
Net change in unrealized appreciation or
  depreciation of investments                                  (332,872)      (315,372)       (64,456)     (116,101)        (29,430)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (279,732)      (283,979)       (71,459)     (121,341)         60,022
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    (293,296)  $   (298,601)  $    (74,496) $   (127,209)  $      51,457
====================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   YEQ            YEI            YGS            YIN            YIT
OPERATIONS
Investment income (loss) -- net                            $   (229,276)  $        393   $     34,673   $    273,347   $    (18,055)
Net realized gain (loss) on sales of investments             (5,055,508)        (1,147)         4,980        (17,866)    (1,202,138)
Distributions from capital gains                                     --            107             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (13,357,364)       (13,720)        46,804        181,017     (1,026,386)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (18,642,148)       (14,367)        86,457        436,498     (2,246,579)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    6,785,150         25,039        113,205        613,662      1,956,088
Net transfers(1)                                             (4,671,548)        47,625        305,872       (166,395)    (1,981,568)
Transfers for policy loans                                     (163,173)           291          9,799         (5,245)       (56,771)
Policy charges                                               (3,089,728)        (3,487)       (83,892)      (485,798)      (713,517)
Contract terminations:
    Surrender benefits                                       (2,041,691)          (832)       (31,942)      (202,294)      (387,483)
    Death benefits                                              (24,800)            --         (6,746)        (4,207)        (5,038)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (3,205,790)        68,636        306,296       (250,277)    (1,188,289)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              55,171,722         27,502        852,906      6,388,518     13,039,076
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 33,323,784   $     81,771   $  1,245,659   $  6,574,739   $  9,604,208
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       14,771,075         26,777        332,451      2,394,245      8,457,563
Contract purchase payments                                    2,340,078         28,347         42,207        223,923      1,393,291
Net transfers(1)                                             (1,615,995)        48,417        112,650        (59,675)    (1,385,305)
Transfers for policy loans                                      (46,754)           284          3,785         (2,015)       (39,971)
Policy charges                                               (1,062,270)        (3,867)       (31,266)      (177,408)      (502,341)
Contract terminations:
    Surrender benefits                                         (725,739)          (838)       (12,080)       (75,294)      (288,513)
    Death benefits                                               (9,170)            --         (2,470)        (1,539)        (3,737)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             13,651,225         99,120        445,277      2,302,237      7,630,987
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YMA            YMM            YBC            YBD            YCR
OPERATIONS
Investment income (loss) -- net                            $    251,551   $     13,314   $        (33)  $     60,982   $        (94)
Net realized gain (loss) on sales of investments             (1,206,674)            23           (546)        (2,601)        (4,203)
Distributions from capital gains                                     --            182             --             --          1,659
Net change in unrealized appreciation or
  depreciation of investments                                (7,578,521)          (198)       (10,513)        22,711         (4,988)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (8,533,644)        13,321        (11,092)        81,092         (7,626)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,200,171      1,572,679         22,923        342,783         13,524
Net transfers(1)                                             (2,572,096)      (812,710)         5,489      1,146,621          5,948
Transfers for policy loans                                      (42,029)       (20,039)            --        (11,933)        (2,498)
Policy charges                                               (2,340,792)      (393,295)        (3,809)      (127,971)        (2,931)
Contract terminations:
    Surrender benefits                                       (1,032,734)      (204,520)           (79)       (36,556)            --
    Death benefits                                              (35,150)            --             --         (8,069)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,822,630)       142,115         24,524      1,304,875         14,043
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              35,923,241      3,329,464         34,592        794,786         14,266
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 25,566,967   $  3,484,900   $     48,024   $  2,180,753   $     20,683
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,735,398      1,816,416         43,561        737,760         20,340
Contract purchase payments                                    1,479,621        856,227         34,035        313,823         21,001
Net transfers(1)                                               (893,361)      (442,625)         7,065      1,052,489          5,901
Transfers for policy loans                                      (10,341)       (10,905)            --        (10,799)        (4,237)
Policy charges                                                 (839,111)      (211,377)        (5,640)      (114,525)        (4,841)
Contract terminations:
    Surrender benefits                                         (387,746)      (113,969)          (145)       (36,080)            --
    Death benefits                                              (13,257)            --             --         (7,413)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             10,071,203      1,893,767         78,876      1,935,255         38,164
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YCM            YDE            YEM            YEX            YFI
OPERATIONS
Investment income (loss) -- net                            $      1,529   $      7,714   $        295)  $     45,744   $      9,869
Net realized gain (loss) on sales of investments                    (11)        (6,099)        (1,144)       (11,337)           251
Distributions from capital gains                                     --          2,881             --             --          4,241
Net change in unrealized appreciation or
  depreciation of investments                                        12       (244,502)        (3,660)       (76,839)         8,030
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,530       (240,006)        (5,099)       (42,432)        22,391
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      719,863        252,051         19,232        294,544        108,530
Net transfers(1)                                               (175,022)       659,472         34,637        302,743        810,094
Transfers for policy loans                                      (10,743)        (2,500)            10         (9,650)        (1,244)
Policy charges                                                 (102,459)       (52,192)        (1,453)       (44,165)       (48,080)
Contract terminations:
    Surrender benefits                                           (2,462)        (6,977)          (102)        (5,224)          (115)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  429,177        849,854         52,324        538,248        869,185
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 543,524        680,495         12,942        370,351        146,236
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    974,231   $  1,290,343   $     60,167   $    866,167   $  1,037,812
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          531,602        661,750         14,239        372,704        137,637
Contract purchase payments                                      702,781        282,004         20,527        313,349         99,001
Net transfers(1)                                               (171,040)       689,683         37,657        318,912        739,874
Transfers for policy loans                                      (10,486)        (2,973)            13        (10,622)        (1,129)
Policy charges                                                  (99,797)       (57,325)        (1,643)       (45,741)       (38,816)
Contract terminations:
    Surrender benefits                                           (2,640)        (9,478)          (119)        (8,093)        (5,206)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                950,420      1,563,661         70,674        940,509        931,361
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YGB            YGR           YIE             YMF           YND
OPERATIONS
Investment income (loss) -- net                            $      5,890   $     (1,510)  $         40   $      2,401   $    (11,185)
Net realized gain (loss) on sales of investments                    855         (9,938)          (162)        (7,202)       (47,244)
Distributions from capital gains                                     --             --             45         10,372          2,368
Net change in unrealized appreciation or
  depreciation of investments                                    16,935        (43,965)        (6,835)       (23,852)      (732,836)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      23,680        (55,413)        (6,912)       (18,281)      (788,897)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       35,654        110,947         16,153         68,773      1,137,329
Net transfers(1)                                                123,947        101,708         33,577         42,776      1,552,822
Transfers for policy loans                                           10          2,001           (115)          (651)       (19,095)
Policy charges                                                  (10,053)       (17,688)        (3,015)       (15,922)      (214,109)
Contract terminations:
    Surrender benefits                                             (403)       (11,456)            --         (5,905)       (54,571)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  149,155        185,512         46,600         89,071      2,402,376
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  93,403        126,009         14,657        108,178      2,150,901
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    266,238   $    256,108   $     54,345   $    178,968   $  3,764,380
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           88,217        205,883         27,197        131,326      2,894,751
Contract purchase payments                                       32,132        216,067         34,450         92,320      1,754,319
Net transfers(1)                                                109,592        208,567         69,394         58,730      2,353,335
Transfers for policy loans                                            9          3,762           (247)          (925)       (30,736)
Policy charges                                                   (8,905)       (32,972)        (6,360)       (21,122)      (329,489)
Contract terminations:
    Surrender benefits                                             (376)       (29,196)            --         (8,563)       (96,517)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                220,669        572,111        124,434        251,766      6,545,663
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YIV            YSM            YSA            YCA            YCD
OPERATIONS
Investment income (loss) -- net                            $      1,325   $     (1,431)  $     (1,095)  $       (834)  $     (1,626)
Net realized gain (loss) on sales of investments                (55,028)          (740)        (6,170)        (2,082)        (7,460)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (267,680)       (32,165)       (41,812)       (24,039)       (39,227)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (321,383)       (34,336)       (49,077)       (26,955)       (48,313)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      452,027         64,565         60,655         54,300         62,050
Net transfers(1)                                                516,842         66,149            362         34,634         71,162
Transfers for policy loans                                          168             26           (171)          (857)          (658)
Policy charges                                                  (73,671)       (10,485)        (9,214)        (7,722)       (10,660)
Contract terminations:
    Surrender benefits                                          (18,945)            --             --             --           (740)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  876,421        120,255         51,632         80,355        121,154
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 857,365        104,199        121,366         61,394        131,251
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,412,403   $    190,118   $    123,921   $    114,794   $    204,092
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,027,037        115,002        316,802         90,451        143,098
Contract purchase payments                                      637,692         78,568        195,523         93,675         74,524
Net transfers(1)                                                662,594         74,746          4,508         56,515         82,951
Transfers for policy loans                                          322             27           (490)        (1,560)          (641)
Policy charges                                                 (102,324)       (13,076)       (36,506)       (13,578)       (13,171)
Contract terminations:
    Surrender benefits                                          (24,992)            --             --             --           (916)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,200,329        255,267        479,837        225,503        285,845
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YGI            YIR            YVL             YSB           YEG
OPERATIONS
Investment income (loss) -- net                            $   (112,994)  $     (1,219)  $     (5,819)  $      2,116   $       (325)
Net realized gain (loss) on sales of investments             (1,185,370)        (8,624)       (18,100)          (626)        (2,992)
Distributions from capital gains                                     --             --         79,253             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (2,307,532)      (100,639)      (350,745)       (10,893)        (7,181)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (3,605,896)      (110,482)      (295,411)        (9,403)       (10,498)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,558,515        134,525        613,460         39,467         12,887
Net transfers(1)                                             (3,412,611)       288,926      1,257,547         21,052         18,757
Transfers for policy loans                                      (21,594)         2,263        (22,167)          (189)          (831)
Policy charges                                               (1,275,191)       (28,893)      (117,673)        (5,387)        (1,956)
Contract terminations:
    Surrender benefits                                         (699,691)        (1,899)       (19,303)          (508)            --
    Death benefits                                              (10,676)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,861,248)       394,922      1,711,864         54,435         28,857
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              22,399,303        295,362      1,158,591         48,136         23,982
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 16,932,159   $    579,802   $  2,575,044   $     93,168   $     42,341
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       16,461,529        418,865        964,264         56,091         30,109
Contract purchase payments                                    2,862,517        218,332        556,732         49,719         19,584
Net transfers(1)                                             (2,814,822)       450,989      1,101,183         26,748         30,712
Transfers for policy loans                                      (18,868)         3,864        (21,207)          (240)        (1,224)
Policy charges                                               (1,009,997)       (45,748)      (107,057)        (6,902)        (3,216)
Contract terminations:
    Surrender benefits                                         (599,697)        (4,354)       (18,713)          (659)            --
    Death benefits                                               (8,871)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             14,871,791      1,041,948      2,475,202        124,757         75,965
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YSC             YGC           YMP            YOS             YRE
OPERATIONS
Investment income (loss) -- net                            $     (1,398)  $       (910)  $     (7,879)  $     (1,177)  $     10,943
Net realized gain (loss) on sales of investments                 (6,119)        (4,891)       (16,461)        (5,284)        (1,559)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (57,690)      (267,734)      (271,957)       (60,448)       (29,029)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (65,207)      (273,535)      (296,297)       (66,909)       (19,645)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       66,006        655,914        792,847        114,653        212,155
Net transfers(1)                                                 79,580        796,165      1,244,042        142,373        632,134
Transfers for policy loans                                         (234)        (1,820)        (2,308)           195        (14,450)
Policy charges                                                   (8,755)      (102,669)      (137,969)       (15,951)       (27,386)
Contract terminations:
    Surrender benefits                                           (6,588)        (5,463)       (38,003)       (11,678)       (10,458)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  130,009      1,342,127      1,858,609        229,592        791,995
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 115,067        998,022      1,315,225        167,196        308,692
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    179,869   $  2,066,614   $  2,877,537   $    329,879   $  1,081,042
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          182,535      1,118,507      1,326,273        222,013        266,956
Contract purchase payments                                      139,974        837,114        843,456        172,230        178,499
Net transfers(1)                                                149,340        991,313      1,286,849        203,473        522,639
Transfers for policy loans                                         (646)        (2,610)        (2,624)           162        (11,922)
Policy charges                                                  (15,053)      (128,415)      (159,350)       (20,717)       (22,589)
Contract terminations:
    Surrender benefits                                          (21,294)       (10,355)       (43,945)       (21,812)        (9,471)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                434,856      2,805,554      3,250,659        555,349        924,112
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YSV            YIF            YSE             YUE            YMC
OPERATIONS
Investment income (loss) -- net                            $     (1,723)  $      3,724   $       (985)  $        (62)  $      6,831
Net realized gain (loss) on sales of investments                 (2,262)        (6,951)        (1,472)        (1,767)        (6,620)
Distributions from capital gains                                  6,592             --             --             --          4,919
Net change in unrealized appreciation or
  depreciation of investments                                   (37,018)      (134,565)       (38,541)       (47,962)      (106,545)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (34,411)      (137,792)       (40,998)       (49,791)      (101,415)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       79,792        159,203        105,724         82,644        447,144
Net transfers(1)                                                279,071        590,468        119,316        109,759        808,448
Transfers for policy loans                                       (3,479)        (1,213)          (347)           782          1,707
Policy charges                                                  (16,066)       (36,152)       (12,619)       (13,305)       (61,358)
Contract terminations:
    Surrender benefits                                             (361)        (6,773)          (126)          (213)       (11,608)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  338,957        705,533        211,948        179,667      1,184,333
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 159,011        224,546        102,798        138,379        557,725
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    463,557   $    792,287   $    273,748   $    268,255   $  1,640,643
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          130,527        262,314        100,370        166,993        468,122
Contract purchase payments                                       69,162        210,317        107,511        116,756        373,261
Net transfers(1)                                                241,370        734,022        123,005        152,108        674,796
Transfers for policy loans                                       (3,190)        (1,566)          (319)         1,148          1,384
Policy charges                                                  (14,118)       (46,683)       (13,234)       (19,000)       (51,160)
Contract terminations:
    Surrender benefits                                             (533)       (11,213)          (330)          (325)       (10,538)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                423,218      1,147,191        317,003        417,680      1,455,865
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YGT           YIG            YAG            YIP             YGW
OPERATIONS
Investment income (loss) -- net                            $       (821)  $     (1,213)  $     (1,747)  $     (2,595)  $     (6,477)
Net realized gain (loss) on sales of investments                 (7,643)       (34,945)       (16,694)       (11,696)       (74,932)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (42,219)      (246,590)       (48,027)       (29,344)      (182,570)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (50,683)      (282,748)       (66,468)       (43,635)      (263,979)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       61,602        307,455        105,639         75,919        299,521
Net transfers(1)                                                 10,818        360,395          9,098        174,212         76,688
Transfers for policy loans                                         (257)        (9,026)       (10,729)          (305)         2,355
Policy charges                                                   (9,715)       (50,502)       (17,826)       (11,477)       (50,119)
Contract terminations:
    Surrender benefits                                           (3,141)       (13,310)        (5,718)        (1,747)       (26,134)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   59,307        595,012         80,464        236,602        302,311
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  86,917        644,349        190,657        181,971        655,589
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     95,541   $    956,613   $    204,653   $    374,938   $    693,921
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          165,437        904,684        373,056        243,588        923,086
Contract purchase payments                                      159,442        513,978        257,543        107,560        507,995
Net transfers(1)                                                 23,358        548,082         24,602        234,324         65,533
Transfers for policy loans                                         (459)       (16,634)       (28,699)          (393)         3,902
Policy charges                                                  (27,568)       (99,851)       (43,922)       (15,795)       (84,253)
Contract terminations:
    Surrender benefits                                           (9,935)       (24,727)       (19,942)        (2,742)       (52,094)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                310,275      1,825,532        562,638        566,542   $  1,364,169
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YDS            YPH            YIO            YNO            YVS
OPERATIONS
Investment income (loss) -- net                            $     (7,602)  $     17,811   $       (850)  $   (121,132)  $     (2,431)
Net realized gain (loss) on sales of investments                (38,847)        (5,104)        (2,219)    (2,253,809)        (6,872)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (299,375)       (10,846)       (38,182)    (2,933,766)       (94,313)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (345,824)         1,861        (41,251)    (5,308,707)      (103,616)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      294,869         28,378        113,568      3,171,154        108,452
Net transfers(1)                                                432,824         51,395         82,736     (2,645,734)        70,713
Transfers for policy loans                                       (3,645)            18           (936)       (28,861)            98
Policy charges                                                  (60,287)        (6,510)       (17,586)      (965,532)       (20,120)
Contract terminations:
    Surrender benefits                                          (13,811)           (84)          (577)      (535,004)        (1,739)
    Death benefits                                                   --             --             --        (11,927)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  649,950         73,197        177,205     (1,015,904)       157,404
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 605,055        154,739        186,111     17,447,907        232,751
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    909,181   $    229,797   $    322,065   $ 11,123,296   $    286,539
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          658,726        153,689        284,078     13,899,882        385,448
Contract purchase payments                                      396,646         29,373        186,556      3,118,977        223,843
Net transfers(1)                                                534,779         55,658        135,325     (2,657,857)       126,890
Transfers for policy loans                                       (6,768)            20         (1,447)       (29,152)           194
Policy charges                                                  (92,521)        (6,462)       (29,060)      (924,908)       (37,129)
Contract terminations:
    Surrender benefits                                          (25,412)          (293)        (1,109)      (568,754)        (9,095)
    Death benefits                                                   --             --             --        (10,409)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,465,450        231,985        574,343     12,827,779        690,151
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YMI            YVA            YIC            YSP            Y04
OPERATIONS
Investment income (loss) -- net                            $    (13,564)  $    (14,622)  $     (3,037)  $     (5,868)  $     (8,565)
Net realized gain (loss) on sales of investments                 (6,848)        (9,647)        (7,003)        (5,240)        89,452
Distributions from capital gains                                 59,988         41,040             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (332,872)      (315,372)       (64,456)      (116,101)       (29,430)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (293,296)      (298,601)       (74,496)      (127,209)        51,457
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      487,903        685,241        141,022        284,461         50,899
Net transfers(1)                                              1,149,401        974,924        302,172        688,313       (196,141)
Transfers for policy loans                                      (11,822)        (4,110)           741         11,272         (5,171)
Policy charges                                                  (82,996)      (116,070)       (22,115)       (45,985)       (52,218)
Contract terminations:
    Surrender benefits                                          (29,875)       (17,745)       (11,228)        (8,700)       (27,086)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,512,611      1,522,240        410,592        929,361       (229,717)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 760,723      1,397,257        125,663        275,806        886,350
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,980,038   $  2,620,896   $    461,759   $  1,077,958   $    708,090
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          583,110      1,130,675        179,523        239,021        232,654
Contract purchase payments                                      397,878        590,315        212,513        281,874         12,908
Net transfers(1)                                                880,791        797,669        433,554        655,901        (50,695)
Transfers for policy loans                                      (10,150)        (3,833)           165          9,916         (1,326)
Policy charges                                                  (66,532)       (93,581)       (34,308)       (45,872)       (13,209)
Contract terminations:
    Surrender benefits                                          (26,835)       (24,158)       (19,243)        (7,788)        (6,935)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,758,262      2,397,087        772,204      1,133,052        173,397
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                    YEQ            YEI            YGS            YIN           YIT
OPERATIONS
Investment income (loss) -- net                            $   (464,081)  $         21   $     31,198   $    330,412   $      4,472
Net realized gain (loss) on sales of investments             (1,536,055)          (117)         1,515        (19,125)      (698,536)
Distributions from capital gains                              8,139,832             15             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (32,415,854)          (432)         3,195        120,401     (4,668,148)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (26,276,158)          (513)        35,908        431,688     (5,362,212)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    8,584,846          9,475        111,248        688,464      2,752,496
Net transfers(1)                                             (2,947,832)        20,331        162,229         72,601     (1,379,062)
Transfers for policy loans                                     (365,935)        (1,217)         3,922        (33,688)       (63,995)
Policy charges                                               (3,379,635)          (574)       (59,097)      (429,456)      (793,505)
Contract terminations:
    Surrender benefits                                       (1,620,997)            --        (18,626)      (247,311)      (351,318)
    Death benefits                                              (44,684)            --           (449)        (1,839)        (6,567)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  225,763         28,015        199,227         48,771        158,049
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              81,222,117             --        617,771      5,908,059     18,243,239
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 55,171,722   $     27,502   $    852,906   $  6,388,518   $ 13,039,076
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       14,763,855             --        253,205      2,372,773      8,453,750
Contract purchase payments                                    2,133,881          9,228         45,002        269,088      1,602,904
Net transfers(1)                                               (759,340)        19,372         64,035         29,413       (865,000)
Transfers for policy loans                                     (113,239)        (1,252)           929        (16,267)       (51,824)
Policy charges                                                 (814,414)          (571)       (23,419)      (162,876)      (441,957)
Contract terminations:
    Surrender benefits                                         (432,369)            --         (7,085)       (97,161)      (237,367)
    Death benefits                                               (7,299)            --           (216)          (725)        (2,943)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             14,771,075         26,777        332,451      2,394,245      8,457,563
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       YMA            YMM            YBC            YBD            YCR
OPERATIONS
Investment income (loss) -- net                            $    372,079   $     89,905   $        (37)  $     15,335   $         (3)
Net realized gain (loss) on sales of investments               (285,190)            65           (176)          (536)            (3)
Distributions from capital gains                                  7,654             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (9,122,556)           103         (1,672)        (5,001)           290
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (9,028,013)        90,073         (1,885)         9,798            284
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,149,590      1,701,379         28,884        119,558            528
Net transfers(1)                                               (920,670)      (663,210)         9,084        695,403         13,717
Transfers for policy loans                                     (139,622)       (31,608)            --            693             --
Policy charges                                               (2,337,861)      (341,433)        (1,491)       (30,666)          (263)
Contract terminations:
    Surrender benefits                                       (1,027,467)      (222,316)            --             --             --
    Death benefits                                              (25,836)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  698,134        442,812         36,477        784,988         13,982
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              44,253,120      2,796,579             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 35,923,241   $  3,329,464   $     34,592   $    794,786   $     14,266
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,575,568      1,570,725             --             --             --
Contract purchase payments                                    1,503,524        948,571         34,377        112,238            766
Net transfers(1)                                               (284,448)      (369,922)        10,946        653,481         19,946
Transfers for policy loans                                      (64,795)       (21,212)            --            632             --
Policy charges                                                 (666,014)      (187,527)        (1,762)       (28,591)          (372)
Contract terminations:
    Surrender benefits                                         (323,454)      (124,219)            --             --             --
    Death benefits                                               (4,983)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             10,735,398      1,816,416         43,561        737,760         20,340
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        YCM            YDE           YEM            YEX            YFI
OPERATIONS
Investment income (loss) -- net                            $      4,319   $      1,010   $        (79)  $     14,735   $      2,454
Net realized gain (loss) on sales of investments                     (2)          (643)           (60)           192             75
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (14)         8,051           (234)       (12,885)          (100)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,303          8,418           (373)         2,042          2,429
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      424,973         80,698            904         64,510         22,660
Net transfers(1)                                                179,266        596,306         12,676        309,063        131,732
Transfers for policy loans                                           --          8,939             --          6,439             --
Policy charges                                                  (38,638)        (8,874)          (265)       (11,703)       (10,585)
Contract terminations:
    Surrender benefits                                          (26,380)        (4,992)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  539,221        672,077         13,315        368,309        143,807
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    543,524   $    680,495   $     12,942   $    370,351   $    146,236
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      417,903         81,474          1,057         65,612         21,523
Net transfers(1)                                                177,478        585,203         13,500        312,290        126,149
Transfers for policy loans                                           --          9,370             --          6,612             --
Policy charges                                                  (37,971)        (8,873)          (318)       (11,810)       (10,035)
Contract terminations:
    Surrender benefits                                          (25,808)        (5,424)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                531,602        661,750         14,239        372,704        137,637
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       YGB            YGR            YIE            YMF            YND
OPERATIONS
Investment income (loss) -- net                            $      1,173   $       (633)  $         34   $        731   $     (4,575)
Net realized gain (loss) on sales of investments                     62           (862)           (68)          (674)          (498)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,408)       (16,055)          (766)        (2,372)       (28,669)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (173)       (17,550)          (800)        (2,315)       (33,742)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       18,955         80,001          6,947         53,766        703,111
Net transfers(1)                                                 75,983         70,898          9,190         66,145      1,548,905
Transfers for policy loans                                           --          1,270             --           (238)         1,515
Policy charges                                                   (1,362)        (8,427)          (680)        (9,180)       (62,054)
Contract terminations:
    Surrender benefits                                               --           (183)            --             --         (6,852)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   93,576        143,559         15,457        110,493      2,184,625
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             18
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     93,403   $    126,009   $     14,657   $    108,178   $  2,150,901
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             20
Contract purchase payments                                       18,015        120,530         12,366         64,956        937,348
Net transfers(1)                                                 71,485         96,255         16,051         77,783      2,050,332
Transfers for policy loans                                           --          2,230             --           (307)           704
Policy charges                                                   (1,283)       (12,724)        (1,220)       (11,106)       (83,708)
Contract terminations:
    Surrender benefits                                               --           (408)            --             --         (9,945)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 88,217        205,883         27,197        131,326      2,894,751
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        YIV            YSM            YSA            YCA           YCD
OPERATIONS
Investment income (loss) -- net                            $        667   $       (351)  $       (410)  $       (321)  $       (483)
Net realized gain (loss) on sales of investments                 (2,013)          (244)        (4,550)        (1,582)          (187)
Distributions from capital gains                                     --             --             --          4,859             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,809)         2,561        (11,736)        (9,295)           381
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (5,155)         1,966        (16,696)        (6,339)          (289)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      168,253         34,591         84,981         40,190         48,412
Net transfers(1)                                                715,661         72,673         59,044         32,342         87,690
Transfers for policy loans                                       (1,128)        (1,524)           965           (180)          (160)
Policy charges                                                  (20,266)        (3,507)        (6,190)        (4,619)        (4,357)
Contract terminations:
    Surrender benefits                                               --             --           (756)            --            (45)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  862,520        102,233        138,044         67,733        131,540
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             18             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    857,365   $    104,199   $    121,366   $     61,394   $    131,251
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             32             --             --
Contract purchase payments                                      202,736         39,370        206,881         54,742         53,834
Net transfers(1)                                                850,458         81,538        124,628         42,656         94,377
Transfers for policy loans                                       (1,376)        (1,891)         2,596           (262)          (174)
Policy charges                                                  (24,781)        (4,015)       (15,618)        (6,685)        (4,885)
Contract terminations:
    Surrender benefits                                               --             --         (1,717)            --            (54)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,027,037        115,002        316,802         90,451        143,098
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       YGI             YIR            YVL            YSB           YEG
OPERATIONS
Investment income (loss) -- net                            $   (202,489)  $       (995)  $     (3,118)  $      1,670   $        (98)
Net realized gain (loss) on sales of investments               (282,732)          (526)        (2,581)          (175)            27
Distributions from capital gains                                     --            446             --            886             --
Net change in unrealized appreciation or
  depreciation of investments                                (6,193,691)       (19,750)        69,758         (2,502)         1,217
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (6,678,912)       (20,825)        64,059           (121)         1,146
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,982,727        116,321        211,511         24,755         12,204
Net transfers(1)                                             (1,113,227)       206,652        900,638         25,368         11,513
Transfers for policy loans                                     (163,426)         2,911          1,515           (134)            --
Policy charges                                               (1,336,079)        (9,631)       (19,131)        (1,732)          (881)
Contract terminations:
    Surrender benefits                                         (324,107)           (66)            (1)            --             --
    Death benefits                                               (5,104)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,040,784        316,187      1,094,532         48,257         22,836
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              27,037,431             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 22,399,303   $    295,362   $  1,158,591   $     48,136   $     23,982
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       15,192,641             --             --             --             --
Contract purchase payments                                    3,383,268        153,236        187,897         28,848         16,045
Net transfers(1)                                               (843,790)       274,667        792,046         29,405         15,225
Transfers for policy loans                                     (127,229)         4,163          1,282           (151)            --
Policy charges                                                 (874,578)       (13,120)       (16,961)        (2,011)        (1,161)
Contract terminations:
    Surrender benefits                                         (266,784)           (81)            --             --             --
    Death benefits                                               (1,999)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             16,461,529        418,865        964,264         56,091         30,109
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       YSC             YGC            YMP            YOS           YRE
OPERATIONS
Investment income (loss) -- net                            $       (487)  $     (2,533)  $     (4,174)  $       (518)  $        939
Net realized gain (loss) on sales of investments                   (101)        (4,916)          (144)          (194)           (31)
Distributions from capital gains                                     --          2,667             --            151             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,198          9,021         55,767        (11,778)         9,119
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,610          4,239         51,449        (12,339)        10,027
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       44,847        221,942        305,032         61,910         60,416
Net transfers(1)                                                 69,361        811,385        988,153        123,626        245,142
Transfers for policy loans                                          667         (8,569)         7,461         (1,148)        (2,747)
Policy charges                                                   (3,373)       (30,979)       (31,722)        (4,808)        (4,146)
Contract terminations:
    Surrender benefits                                              (45)            --         (5,148)           (45)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  111,457        993,779      1,263,776        179,535        298,665
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --              4             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    115,067   $    998,022   $  1,315,225   $    167,196   $    308,692
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --              4             --             --             --
Contract purchase payments                                       75,288        252,452        321,520         77,046         54,477
Net transfers(1)                                                112,195        911,444      1,036,311        152,875        218,569
Transfers for policy loans                                          947         (9,963)         7,406         (1,601)        (2,372)
Policy charges                                                   (5,813)       (35,430)       (32,821)        (6,201)        (3,718)
Contract terminations:
    Surrender benefits                                              (82)            --         (6,143)          (106)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                182,535      1,118,507      1,326,273        222,013        266,956
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       YSV             YIF           YIS            YSE            YUE
OPERATIONS
Investment income (loss) -- net                            $       (402)  $        153   $        344   $        (44)  $        132
Net realized gain (loss) on sales of investments                   (935)        (1,492)          (506)            (1)          (255)
Distributions from capital gains                                    412          6,167             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     9,215        (10,815)         1,267          6,012           (497)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       8,290         (5,987)         1,105          5,967           (620)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       17,674         25,126          8,444         46,442         64,830
Net transfers(1)                                                134,133        209,278         57,277         58,218         86,397
Transfers for policy loans                                          745          1,860            397         (3,741)        (7,522)
Policy charges                                                   (1,831)        (5,731)          (642)        (4,088)        (4,706)
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  150,721        230,533         65,476         96,831        138,999
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    159,011   $    224,546   $     66,581   $    102,798   $    138,379
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       15,433         30,390          9,304         48,718         76,902
Net transfers(1)                                                116,181        237,626         59,712         59,670        104,338
Transfers for policy loans                                          543          1,065            374         (3,710)        (8,565)
Policy charges                                                   (1,630)        (6,767)          (693)        (4,308)        (5,682)
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                130,527        262,314         68,697        100,370        166,993
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       YMC             YAG           YGT            YIG            YIP
OPERATIONS
Investment income (loss) -- net                            $      2,588   $       (841)  $        (44)  $       (267)  $       (691)
Net realized gain (loss) on sales of investments                  4,112           (623)        (2,806)        (2,474)        (1,062)
Distributions from capital gains                                 24,529             --             --             --            370
Net change in unrealized appreciation or
  depreciation of investments                                     2,455        (25,578)        (6,768)       (15,574)       (17,642)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      33,684        (27,042)        (9,618)       (18,315)       (19,025)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      139,486        137,825         42,092        167,107         21,997
Net transfers(1)                                                398,819         91,354         60,244        507,729        186,151
Transfers for policy loans                                        1,329         (1,668)           (68)         3,011         (3,577)
Policy charges                                                  (15,073)        (9,771)        (5,751)       (15,144)        (3,575)
Contract terminations:
    Surrender benefits                                             (520)           (41)            --            (43)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  524,041        217,699         96,517        662,660        200,996
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             18              4             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    557,725   $    190,657   $     86,917   $    644,349   $    181,971
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             22              5             --
Contract purchase payments                                      125,302        239,111         77,156        232,767         28,867
Net transfers(1)                                                356,414        155,559         98,442        689,973        223,382
Transfers for policy loans                                          314         (3,509)          (121)         3,746         (4,315)
Policy charges                                                  (13,340)       (18,022)       (10,062)       (21,719)        (4,346)
Contract terminations:
    Surrender benefits                                             (568)           (83)            --            (88)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                468,122        373,056        165,437        904,684        243,588
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       YGW             YDS           YPH            YIO            YNO
OPERATIONS
Investment income (loss) -- net                            $     (2,272)  $     (1,708)  $        770   $       (804)  $   (169,601)
Net realized gain (loss) on sales of investments                 (1,253)          (710)          (349)          (480)      (846,328)
Distributions from capital gains                                    541            779             --             --      3,611,875
Net change in unrealized appreciation or
  depreciation of investments                                   (32,582)        28,598          1,362        (10,951)   (10,052,007)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (35,566)        26,959          1,783        (12,235)    (7,456,061)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      167,859        138,472         99,132        110,269      4,705,041
Net transfers(1)                                                531,356        456,644         55,527         96,470     (1,296,068)
Transfers for policy loans                                        8,771            (50)            --            576       (129,827)
Policy charges                                                  (16,831)       (16,970)        (1,703)        (8,987)    (1,098,931)
Contract terminations:
    Surrender benefits                                               --             --             --             --       (327,193)
    Death benefits                                                   --             --             --             --         (3,851)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  691,155        578,096        152,956        198,328      1,849,171
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             18     23,054,797
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    655,589   $    605,055   $    154,739   $    186,111   $ 17,447,907
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             19     12,742,567
Contract purchase payments                                      229,012        161,446         99,163        163,770      3,397,902
Net transfers(1)                                                704,657        517,273         56,235        132,693     (1,085,937)
Transfers for policy loans                                       12,587           (116)            --            850       (109,124)
Policy charges                                                  (23,170)       (19,877)        (1,709)       (13,254)      (764,849)
Contract terminations:
    Surrender benefits                                               --             --             --             --       (278,482)
    Death benefits                                                   --             --             --             --         (2,195)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                923,086        658,726        153,689        284,078     13,899,882
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        YVS            YMI            YVA            YIC           YSP
OPERATIONS
Investment income (loss) -- net                            $     (1,010)  $     (2,179)  $     (3,429)  $       (420)  $       (815)
Net realized gain (loss) on sales of investments                 (3,216)        (7,135)          (736)          (998)          (156)
Distributions from capital gains                                  2,658         10,442          4,671          4,172             --
Net change in unrealized appreciation or
  depreciation of investments                                   (15,779)        56,814         56,654        (11,460)        12,487
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (17,347)        57,942         57,160         (8,706)        11,516
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      133,677        111,652        226,660         43,615         92,534
Net transfers(1)                                                129,725        601,698      1,144,058         90,443        167,465
Transfers for policy loans                                       (2,956)         1,557         (3,638)         7,741         14,605
Policy charges                                                  (10,266)       (12,009)       (25,840)        (3,004)        (5,404)
Contract terminations:
    Surrender benefits                                              (82)          (117)        (1,143)        (4,426)        (4,910)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  250,098        702,781      1,340,097        134,369        264,290
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    232,751   $    760,723   $  1,397,257   $    125,663   $    275,806
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      216,841         96,158        193,960         57,872         85,101
Net transfers(1)                                                191,407        496,764        963,711        122,539        150,393
Transfers for policy loans                                       (5,609)           399         (3,842)         9,433         13,050
Policy charges                                                  (16,678)       (10,040)       (21,657)        (4,070)        (4,848)
Contract terminations:
    Surrender benefits                                             (513)          (171)        (1,497)        (6,251)        (4,675)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                385,448        583,110      1,130,675        179,523        239,021
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                        SEGREGATED
                                                                                                                          ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                       ------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                                                   Y04
OPERATIONS
Investment income (loss) -- net                                                                                        $     (9,323)
Net realized gain (loss) on sales of investments                                                                             31,993
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                                27,890
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                                  50,560
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                                   57,108
Net transfers(1)                                                                                                            172,087
Transfers for policy loans                                                                                                   (7,251)
Policy charges                                                                                                              (47,450)
Contract terminations:
    Surrender benefits                                                                                                      (27,226)
    Death benefits                                                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                              147,268
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                             688,522
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                              $    886,350
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                      193,291
Contract purchase payments                                                                                                   12,302
Net transfers(1)                                                                                                             49,464
Transfers for policy loans                                                                                                   (2,258)
Policy charges                                                                                                              (12,724)
Contract terminations:
    Surrender benefits                                                                                                       (7,421)
    Death benefits                                                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                            232,654
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

IDS Life of New York Account 8 (the Variable Account) was established under New York law as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios and funds (the Funds) or in the Trust. The Funds are registered under the 1940 Act as open-end management investment companies. The Trust is registered under the 1940 Act as a unit investment trust. The subaccounts' investments in shares of the Funds or units of the Trust as of Dec. 31, 2002 were as follows:

SUBACCOUNT        INVESTS EXCLUSIVELY IN SHARES/UNITS OF                                                 SHARES/UNITS
---------------------------------------------------------------------------------------------------------------------
YEQ               IDS Life Series Fund - Equity Portfolio                                                  2,931,299
YEI               IDS Life Series Fund - Equity Income Portfolio                                              10,130
YGS               IDS Life Series Fund - Government Securities Portfolio                                     114,701
YIN               IDS Life Series Fund - Income Portfolio                                                    669,442
YIT               IDS Life Series Fund - International Equity Portfolio                                    1,077,003
YMA               IDS Life Series Fund - Managed Portfolio                                                 2,288,405

YMM               IDS Life Series Fund - Money Market Portfolio                                            3,512,949
YBC               AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                         7,645
YBD               AXP(R) Variable Portfolio - Bond Fund(1)                                                   206,643
YCR               AXP(R) Variable Portfolio - Capital Resource Fund                                            1,317
YCM               AXP(R) Variable Portfolio - Cash Management Fund                                           963,014
YDE               AXP(R) Variable Portfolio - Diversified Equity Income Fund                                 160,831

YEM               AXP(R) Variable Portfolio - Emerging Markets Fund                                            8,599
YEX               AXP(R) Variable Portfolio - Extra Income Fund(2)                                           151,610
YFI               AXP(R) Variable Portfolio - Federal Income Fund(3)                                          97,724
YGB               AXP(R) Variable Portfolio - Global Bond Fund                                                25,319
YGR               AXP(R) Variable Portfolio - Growth Fund                                                     53,330
YIE               AXP(R) Variable Portfolio - International Fund                                               8,310

YMF               AXP(R) Variable Portfolio - Managed Fund                                                    14,884
YND               AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         303,491
YIV               AXP(R) Variable Portfolio - S&P 500 Index Fund                                             234,878
YSM               AXP(R) Variable Portfolio - Small Cap Advantage Fund                                        21,813
YSA               AXP(R) Variable Portfolio - Strategy Aggressive Fund                                        21,838
YCA               AIM V.I. Capital Appreciation Fund, Series I Shares                                          6,987

YCD               AIM V.I. Capital Development Fund, Series I Shares                                          21,735
YGI               AIM V.I. Core Equity Fund, Series I Shares                                                 996,596
YIR               American Century(R) VP International, Class I                                              111,286
YVL               American Century(R) VP Value, Class I                                                      420,759
YSB               Calvert Variable Series, Inc. Social Balanced Portfolio                                     62,112
YEG               Credit Suisse Trust - Emerging Growth Portfolio                                              5,571

YSC               Credit Suisse Trust - Small Cap Growth Portfolio                                            19,362
YGC               Fidelity(R) VIP Growth & Income Portfolio Service Class                                    191,353
YMP               Fidelity(R) VIP Mid Cap Portfolio Service Class                                            164,807
YOS               Fidelity(R) VIP Overseas Portfolio Service Class                                            30,153
YRE               FTVIPT Franklin Real Estate Fund - Class 2                                                  60,461
YSV               FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                   48,237

YIF               FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                       84,107
YSE               Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                            29,788
YUE               Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                 31,597
YMC               Goldman Sachs VIT Mid Cap Value Fund                                                       154,632
YGT               Janus Aspen Series Global Technology Portfolio: Service Shares                              39,644
YIG               Janus Aspen Series International Growth Portfolio: Service Shares                           55,682

YAG               Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                 13,102
                  (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
YIP               Lazard Retirement International Equity Portfolio                                            46,232
YGW               MFS(R) Investors Growth Stock Series - Service Class                                        99,273
YDS               MFS(R) New Discovery Series - Service Class                                                 87,590
YPH               Putnam VT High Yield Fund - Class IB Shares                                                 32,595

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

SUBACCOUNT        INVESTS EXCLUSIVELY IN SHARES/UNITS OF                                                 SHARES/UNITS
---------------------------------------------------------------------------------------------------------------------
YIO               Putnam VT International New Opportunities Fund - Class IB Shares                            38,479
YNO               Putnam VT New Opportunities Fund - Class IA Shares                                         957,254
YVS               Putnam VT Vista Fund - Class IB Shares                                                      36,409
YMI               Royce Micro-Cap Portfolio                                                                  260,531
YVA               Third Avenue Value Portfolio                                                               174,843
YIC               Wanger International Small Cap                                                              34,797
YSP               Wanger U.S. Smaller Companies                                                               58,236
Y04               2004 Trust                                                                                 729,210

(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.
(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.
(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.
(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

American Express Financial Advisors Inc., an affiliate of IDS Life of New York, serves as distributor of the IDS Life of New York Variable Universal Life Insurance Policy.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

INVESTMENTS IN THE TRUST

Investments in units of the Trust are stated at market value which is the net asset value per unit as determined by the Trust. Investment transactions are accounted for on the date the units are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccount's share of the Trust's undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.   VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

IDS Life of New York also deducts a transaction charge equal, on an annual basis, to 0.25% of the average daily net assets of the subaccount investing in the Trust. This charge is intended to reimburse IDS Life of New York for the transaction charge paid directly by IDS Life of New York to Salomon Smith Barney Inc. on the sale of the Trust units to the Variable Account.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

4.   POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life of New York is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life of New York for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. Additional information can be found in the applicable product's prospectus.

IDS Life of New York deducts a premium expense charge from each premium payment. It partially compensates IDS Life of New York for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life of New York for paying premium taxes imposed by the state of New York.

Each month IDS Life of New York deducts charges for any optional insurance benefits added to the policy by the rider.

Some products may also charge a death benefit guarantee charge. Additional information can be found in the applicable product's prospectus.

5.   SURRENDER CHARGES

IDS Life of New York will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,168,295 in 2002 and $1,093,596 in 2001. Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from surrender benefits paid by IDS Life of New York.

6.   RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the IDS Life Series Funds and American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets and in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                          PERCENTAGE RANGE
------------------------------------------------------------------------------
IDS Life Series Fund - Equity Portfolio                                  0.70%
IDS Life Series Fund - Equity Income Portfolio                           0.70%
IDS Life Series Fund - Government Securities Portfolio                   0.70%
IDS Life Series Fund - Income Portfolio                                  0.70%
IDS Life Series Fund - International Equity Portfolio                    0.95%
IDS Life Series Fund - Managed Portfolio                                 0.70%

IDS Life Series Fund - Money Market Portfolio                            0.50%
AXP(R) Variable Portfolio - Blue Chip Advantage Fund          0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                         0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund             0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund              0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund    0.560% to 0.470%

AXP(R) Variable Portfolio - Emerging Markets Fund             1.170% to 1.095%
AXP(R) Variable Portfolio - Extra Income Fund                 0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund               0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                  0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                       0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                0.870% to 0.795%

AXP(R) Variable Portfolio - Managed Fund                      0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)            0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund          0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund          0.650% to 0.575%

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                     MAXIMUM                       MAXIMUM
                                                                   ADJUSTMENT                    ADJUSTMENT
FUND                                                         (PRIOR TO DEC. 1, 2002)        (AFTER DEC. 1, 2002)
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                  0.08%                          0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                      N/A                           0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund            0.08%                          0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund                     0.12%                          0.12%
AXP(R) Variable Portfolio - Growth Fund                               0.12%                          0.12%

AXP(R) Variable Portfolio - International Fund                         N/A                           0.12%
AXP(R) Variable Portfolio - Managed Fund                               N/A                           0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     N/A                           0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                  0.12%                          0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                   N/A                           0.12%

IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for IDS Life Series Fund - International Equity Portfolio, AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                          PERCENTAGE RANGE
------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund          0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                         0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund             0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund              0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund    0.040% to 0.020%

AXP(R) Variable Portfolio - Emerging Markets Fund             0.100% to 0.050%
AXP(R) Variable Portfolio - Extra Income Fund                 0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund               0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                  0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                       0.050% to 0.030%

AXP(R) Variable Portfolio - International Fund                0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                      0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)            0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund          0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund          0.060% to 0.035%

The IDS Life Series Funds and American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

7.   INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares or Trust units, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT        INVESTMENT                                                                           PURCHASES
-----------------------------------------------------------------------------------------------------------------
YEQ               IDS Life Series Fund - Equity Portfolio                                            $  2,002,596
YEI               IDS Life Series Fund - Equity Income Portfolio                                           71,061
YGS               IDS Life Series Fund - Government Securities Portfolio                                  601,410
YIN               IDS Life Series Fund - Income Portfolio                                                 808,271
YIT               IDS Life Series Fund - International Equity Portfolio                                   714,953
YMA               IDS Life Series Fund - Managed Portfolio                                              1,761,462

YMM               IDS Life Series Fund - Money Market Portfolio                                         4,608,221
YBC               AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                     28,401
YBD               AXP(R) Variable Portfolio - Bond Fund                                                 1,642,891
YCR               AXP(R) Variable Portfolio - Capital Resource Fund                                        34,906
YCM               AXP(R) Variable Portfolio - Cash Management Fund                                      1,642,692
YDE               AXP(R) Variable Portfolio - Diversified Equity Income Fund                              921,543

YEM               AXP(R) Variable Portfolio - Emerging Markets Fund                                        61,526
YEX               AXP(R) Variable Portfolio - Extra Income Fund                                           697,767
YFI               AXP(R) Variable Portfolio - Federal Income Fund                                         926,107
YGB               AXP(R) Variable Portfolio - Global Bond Fund                                            202,338
YGR               AXP(R) Variable Portfolio - Growth Fund                                                 217,693
YIE               AXP(R) Variable Portfolio - International Fund                                           48,166

YMF               AXP(R) Variable Portfolio - Managed Fund                                                141,929
YND               AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                    2,625,295
YIV               AXP(R) Variable Portfolio - S&P 500 Index Fund                                        1,162,795
YSM               AXP(R) Variable Portfolio - Small Cap Advantage Fund                                    149,416
YSA               AXP(R) Variable Portfolio - Strategy Aggressive Fund                                     68,768
YCA               AIM V.I. Capital Appreciation Fund, Series I Shares                                      87,766

YCD               AIM V.I. Capital Development Fund, Series I Shares                                      163,649
YGI               AIM V.I. Core Equity Fund, Series I Shares                                            1,366,210
YIR               American Century(R) VP International, Class I                                           450,683
YVL               American Century(R) VP Value, Class I                                                 1,929,254
YSB               Calvert Variable Series, Inc. Social Balanced Portfolio                                  64,674
YEG               Credit Suisse Trust - Emerging Growth Portfolio                                          66,404

YSC               Credit Suisse Trust - Small Cap Growth Portfolio                                        147,340
YGC               Fidelity(R) VIP Growth & Income Portfolio Service Class                               1,391,421
YMP               Fidelity(R) VIP Mid Cap Portfolio Service Class                                       2,018,669
YOS               Fidelity(R) VIP Overseas Portfolio Service Class                                        272,527
YRE               FTVIPT Franklin Real Estate Fund - Class 2                                              849,861
YSV               FTVIPT Franklin Small Cap Value Securities Fund - Class 2                               368,056

YIF               FTVIPT Templeton Foreign Securities Fund - Class 2                                      771,196
YSE               Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                        223,782
YUE               Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                             191,956
YMC               Goldman Sachs VIT Mid Cap Value Fund                                                  1,297,772
YGT               Janus Aspen Series Global Technology Portfolio: Service Shares                           80,213
YIG               Janus Aspen Series International Growth Portfolio: Service Shares                       738,638

YAG               Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                             129,322
                    (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
YIP               Lazard Retirement International Equity Portfolio                                        300,801
YGW               MFS(R) Investors Growth Stock Series - Service Class                                    518,197
YDS               MFS(R) New Discovery Series - Service Class                                             764,178
YPH               Putnam VT High Yield Fund - Class IB Shares                                             210,616

YIO               Putnam VT International New Opportunities Fund - Class IB Shares                        208,562
YNO               Putnam VT New Opportunities Fund - Class IA Shares                                    1,229,317
YVS               Putnam VT Vista Fund - Class IB Shares                                                  181,814
YMI               Royce Micro-Cap Portfolio                                                             1,646,371
YVA               Third Avenue Value Portfolio                                                          1,671,084
YIC               Wanger International Small Cap                                                          443,432
YSP               Wanger U.S. Smaller Companies                                                           965,950
Y04               2004 Trust                                                                               28,306

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

8.   FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                   YEQ       YEI       YGS       YIN       YIT       YMA       YMM       YBC       YBD       YCR
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  5.50   $  1.02   $  2.44   $  2.49   $  2.16   $  4.18   $  1.78   $  0.96   $  1.02   $  0.86
At Dec. 31, 2001                 $  3.74   $  1.03   $  2.57   $  2.67   $  1.54   $  3.35   $  1.83   $  0.79   $  1.08   $  0.70
At Dec. 31, 2002                 $  2.44   $  0.82   $  2.80   $  2.86   $  1.26   $  2.54   $  1.84   $  0.61   $  1.13   $  0.54
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                  14,771        27       332     2,394     8,458    10,735     1,816        44       738        20
At Dec. 31, 2002                  13,651        99       445     2,302     7,631    10,071     1,894        79     1,935        38
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $55,172   $    28   $   853   $ 6,389   $13,039   $35,923   $ 3,329   $    35   $   795   $    14
At Dec. 31, 2002                 $33,324   $    82   $ 1,246   $ 6,575   $ 9,604   $25,567   $ 3,485   $    48   $ 2,181   $    21
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.13%     1.13%     5.10%     6.16%     0.93%     1.89%     3.73%     0.64%     6.26%     0.77%
For the year ended Dec. 31, 2002    0.34%     1.54%     4.33%     5.14%     0.74%     1.74%     1.29%     0.81%     5.13%     0.55%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (32.00%)    0.98%     5.33%     7.23%   (28.70%)  (19.86%)    2.81%   (17.71%)    5.88%   (18.60%)
For the year ended Dec. 31, 2002  (34.76%)  (20.39%)    8.95%     7.12%   (18.18%)  (24.18%)    0.55%   (22.78%)    4.63%   (22.86%)
----------------------------------------------------------------------------------------------------------------------------------

                                   YCM       YDE       YEM       YEX       YFI       YGB       YGR       YIE       YMF       YND
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.00   $  1.02   $  0.93   $  0.96   $  1.02   $  1.06   $  0.89   $  0.76   $  0.93   $  0.90
At Dec. 31, 2001                 $  1.02   $  1.03   $  0.91   $  0.99   $  1.06   $  1.06   $  0.61   $  0.54   $  0.82   $  0.74
At Dec. 31, 2002                 $  1.03   $  0.83   $  0.85   $  0.92   $  1.11   $  1.21   $  0.45   $  0.44   $  0.71   $  0.58
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                     532       662        14       373       138        88       206        27       131     2,895
At Dec. 31, 2002                     950     1,564        71       941       931       221       572       124       252     6,546
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $   544   $   680   $    13   $   370   $   146   $    93   $   126   $    15   $   108   $ 2,151
At Dec. 31, 2002                 $   974   $ 1,290   $    60   $   866   $ 1,038   $   266   $   256   $    54   $   179   $ 3,764
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    2.70%     1.41%     0.02%    10.77%     4.36%     5.83%       --      1.51%     2.56%     0.34%
For the year ended Dec. 31, 2002    1.13%     1.64%       --      7.68%     2.91%     4.70%     0.10%     1.01%     2.73%     0.53%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    2.00%     0.98%    (2.15%)    3.13%     3.92%     0.00%   (31.46%) (28.95%)   (11.83%)  (17.78%)
For the year ended Dec. 31, 2002    0.98%   (19.42%)   (6.59%)   (7.07%)    4.72%    14.15%   (26.23%) (18.52%)   (13.41%)  (21.62%)
----------------------------------------------------------------------------------------------------------------------------------

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

                                   YIV       YSM       YSA       YCA       YCD       YGI       YIR       YVL       YSB       YEG
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.96   $  0.98   $  0.58   $  0.89   $  1.01   $  1.78   $  1.00   $  1.07   $  0.93   $  0.96
At Dec. 31, 2001                 $  0.83   $  0.91   $  0.38   $  0.68   $  0.92   $  1.36   $  0.71   $  1.20   $  0.86   $  0.80
At Dec. 31, 2002                 $  0.64   $  0.74   $  0.26   $  0.51   $  0.71   $  1.14   $  0.56   $  1.04   $  0.75   $  0.56
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                   1,027       115       317        90       143    16,462       419       964        56        30
At Dec. 31, 2002                   2,200       255       480       226       286    14,872     1,042     2,475       125        76
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $   857   $   104   $   121   $    61   $   131   $22,399   $   295   $ 1,159   $    48   $    24
At Dec. 31, 2002                 $ 1,412   $   190   $   124   $   115   $   204   $16,932   $   580   $ 2,575   $    93   $    42
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    1.14%       --      0.30%       --        --      0.05%       --        --     10.97%       --
For the year ended Dec. 31, 2002    1.01%       --        --        --        --      0.32%     0.64%     0.61%     3.94%       --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (13.54%)   (7.14%)  (34.48%)  (23.60%)   (8.91%)  (23.60%)  (29.00%)   12.15%    (7.53%)  (16.67%)
For the year ended Dec. 31, 2002  (22.89%)  (18.68%)  (31.58%)  (25.00%)  (22.83%)  (16.18%)  (21.13%)  (13.33%)  (12.79%)  (30.00%)
----------------------------------------------------------------------------------------------------------------------------------

                                   YSC       YGC       YMP       YOS       YRE       YSV       YIF       YSE       YUE       YMC
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.76   $  0.99   $  1.04   $  0.96   $  1.08   $  1.08   $  1.03   $  0.99   $  0.95   $  1.07
At Dec. 31, 2001                 $  0.63   $  0.89   $  0.99   $  0.75   $  1.16   $  1.22   $  0.86   $  1.02   $  0.83   $  1.19
At Dec. 31, 2002                 $  0.41   $  0.74   $  0.89   $  0.59   $  1.17   $  1.10   $  0.69   $  0.86   $  0.64   $  1.13
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                     183     1,119     1,326       222       267       131       262       100       167       468
At Dec. 31, 2002                     435     2,806     3,251       555       924       423     1,147       317       418     1,456
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $   115   $   998   $ 1,315   $   167   $   309   $   159   $   225   $   103   $   138   $   558
At Dec. 31, 2002                 $   180   $ 2,067   $ 2,878   $   330   $ 1,081   $   464   $   792   $   274   $   268   $ 1,641
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      0.21%       --      0.14%     1.84%     0.14%     1.11%     0.78%     1.15%     1.99%
For the year ended Dec. 31, 2002      --      0.83%     0.55%     0.46%     2.50%     0.32%     1.56%     0.41%     0.86%     1.51%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (17.11%)  (10.10%)   (4.81%)  (21.88%)    7.41%    12.96%   (16.50%)    3.03%  (12.63%)    11.21%
For the year ended Dec. 31, 2002  (34.92%)  (16.85%)  (10.10%)  (21.33%)    0.86%    (9.84%)  (19.77%)  (15.69%) (22.89%)    (5.04%)
----------------------------------------------------------------------------------------------------------------------------------

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

                                   YGT       YIG       YAG       YIP       YGW       YDS       YPH       YIO       YNO       YVS
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.85   $  0.94   $  0.85   $  0.99   $  0.95   $  0.98   $  0.98   $  0.93   $  1.81   $  0.92
At Dec. 31, 2001                 $  0.53   $  0.71   $  0.51   $  0.75   $  0.71   $  0.92   $  1.01   $  0.66   $  1.26   $  0.60
At Dec. 31, 2002                 $  0.31   $  0.52   $  0.36   $  0.66   $  0.51   $  0.62   $  0.99   $  0.56   $  0.87   $  0.42
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     165       905       373       244       923       659       154       284    13,900       385
At Dec. 31, 2002                     310     1,826       563       567     1,364     1,465       232       574    12,828       690
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $    87   $   644   $   191   $   182   $   656   $   605   $   155   $   186   $17,448   $   233
At Dec. 31, 2002                 $    96   $   957   $   205   $   375   $   694   $   909   $   230   $   322   $11,123   $   287
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.77%     0.78%       --      0.01%     0.02%       --      2.62%       --        --        --
For the year ended Dec. 31, 2002      --      0.75%       --      0.08%       --        --      9.40%     0.57%       --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (37.65%)  (24.47%)  (40.00%)  (24.24%)  (25.26%)   (6.12%)    3.06%   (29.03%)  (30.39%)  (34.78%)
For the year ended Dec. 31, 2002  (41.51%)  (26.76%)  (29.41%)  (12.00%)  (28.17%)  (32.61%)   (1.98%)  (15.15%)  (30.95%)  (30.00%)
----------------------------------------------------------------------------------------------------------------------------------

                                                                                     YMI       YVA       YIC       YSP       Y04
                                                                                   -----------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                                                   $  1.01   $  1.10   $  0.90   $  1.05   $  3.56
At Dec. 31, 2001                                                                   $  1.30   $  1.24   $  0.70   $  1.15   $  3.81
At Dec. 31, 2002                                                                   $  1.13   $  1.09   $  0.60   $  0.95   $  4.08
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                                                       583     1,131       180       239       233
At Dec. 31, 2002                                                                     1,758     2,397       772     1,133       173
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                                                   $   761   $ 1,397   $   126   $   276   $   886
At Dec. 31, 2002                                                                   $ 1,980   $ 2,621   $   462   $ 1,078   $   708
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                                        --      0.15%       --      0.01%       --
For the year ended Dec. 31, 2002                                                        --      0.22%       --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                                      0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002                                                      0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                                     28.71%    12.73%   (22.22%)    9.52%     7.02%
For the year ended Dec. 31, 2002                                                    (13.08%)  (12.10%)  (14.29%)  (17.39%)    7.09%
----------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
             IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS


THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                              ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Balance Sheets

December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $1,199,951; 2001, $1,030,059)         $1,256,986    $1,037,153
      Common stocks, at fair value (cost: 2002, $--; 2001, $76)                                            --           179
   Mortgage loans on real estate                                                                      112,239       124,705
   Policy loans                                                                                        30,743        31,273
                                                                                                       ------        ------
      Total investments                                                                             1,399,968     1,193,310
Cash and cash equivalents                                                                              24,106        17,365
Amounts recoverable from reinsurers                                                                    20,067        15,901
Accounts receivable                                                                                     1,238         2,105
Premiums due                                                                                              338           395
Accrued investment income                                                                              16,921        15,976
Deferred policy acquisition costs                                                                     168,371       155,996
Other assets                                                                                            4,961         4,793
Separate account assets                                                                             1,136,859     1,418,527
                                                                                                    ---------     ---------
Total assets                                                                                       $2,772,829    $2,824,368
                                                                                                   ==========    ==========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $  960,480    $  776,490
      Universal life-type insurance                                                                   171,960       164,258
      Traditional life, disability income and long-term care insurance                                102,796        87,898
   Policy claims and other policyholders' funds                                                         2,343         6,804
   Amounts due to brokers                                                                                  --        31,487
   Deferred income taxes, net                                                                          22,085         3,782
   Other liabilities                                                                                   16,257        18,659
   Separate account liabilities                                                                     1,136,859     1,418,527
                                                                                                    ---------     ---------
      Total liabilities                                                                             2,412,780     2,507,905
                                                                                                    ---------     ---------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  35,141         4,588
   Retained earnings                                                                                  273,908       260,875
                                                                                                      -------       -------
      Total stockholder's equity                                                                      360,049       316,463
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $2,772,829    $2,824,368
                                                                                                   ==========    ==========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Traditional life, disability income and long-term care insurance premiums             $ 20,135       $ 20,566      $ 18,196
Policyholder and contractholder charges                                                 29,321         27,179        24,101
Mortality and expense risk and other fees                                               13,960         16,182        20,449
Net investment income                                                                   84,176         79,172        91,491
Net realized (losses) gains on investments                                              (8,481)       (26,426)          839
                                                                                        ------        -------           ---
   Total revenues                                                                      139,111        116,673       155,076
                                                                                       -------        -------       -------
Benefits and expenses
Death and other benefits:
   Traditional life, disability income and long-term care insurance                      7,231          6,282         5,510
   Universal life-type insurance and investment contracts                                6,562         11,669         4,724
Increase in liabilities for future policy benefits for traditional life,
   disability income and long-term care insurance                                        9,355          7,776         8,371
Interest credited on universal life-type insurance and investment contracts             47,191         48,064        47,715
Amortization of deferred policy acquisition costs                                       15,041         16,253        14,680
Other insurance and operating expenses                                                  12,396         13,928        11,670
                                                                                        ------         ------        ------
   Total benefits and expenses                                                          97,776        103,972        92,670
                                                                                        ------        -------        ------
Income before income taxes                                                              41,335         12,701        62,406
Income tax expense                                                                      14,302          4,685        22,323
                                                                                        ------          -----        ------
Net income                                                                            $ 27,033       $  8,016      $ 40,083
                                                                                      ========       ========      ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                   Capital    paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)          stock     capital     net of tax     earnings      equity
Balance, January 1, 2000                                          $2,000     $49,000       $(14,966)      $243,776     $279,810
Comprehensive income:
   Net income                                                         --          --             --         40,083       40,083
   Net unrealized holding gains on available-for-sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($137)
      and income tax expense of $3,038                                --          --          5,641             --        5,641
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
      expense of $537                                                 --          --           (999)            --         (999)
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --          4,642             --        4,642
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       44,725
Cash dividends                                                        --          --             --        (15,000)     (15,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2000                                         2,000      49,000        (10,324)       268,859      309,535
Comprehensive income:
   Net income                                                         --          --             --          8,016        8,016
   Cumulative effect of adopting SFAS No. 133, net of income
      tax benefit of $486                                             --          --           (903)            --         (903)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred
      policy acquisition costs of ($416) and income tax
      expense of $16,188                                              --          --         30,065             --       30,065
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
      expense of $7,673                                               --          --        (14,250)            --      (14,250)
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --         14,912             --       14,912
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       22,928
Cash dividends                                                        --          --             --        (16,000)     (16,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2001                                         2,000      49,000          4,588        260,875      316,463
Comprehensive income:
   Net income                                                         --          --             --         27,033       27,033
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred
      policy acquisition costs of ($2,833) and income tax
      expense of $13,606                                              --          --         25,268             --       25,268
   Reclassification adjustment for losses on available-for-sale securities included in net income, net of income tax
      benefit of $2,846                                               --          --          5,285             --        5,285
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --         30,553             --       30,553
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       57,586
Cash dividends                                                        --          --             --        (14,000)     (14,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2002                                        $2,000     $49,000       $ 35,141       $273,908     $360,049
                                                                  ======     =======       ========       ========     ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Cash Flows

Years ended December 31, (In thousands)                                                    2002         2001        2000
Cash flows from operating activities
Net income                                                                              $  27,033    $   8,016   $  40,083
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                             (2,430)      (2,781)     (3,556)
      Repayment                                                                             2,912        3,167       2,953
   Change in accrued investment income                                                       (945)       2,570        (181)
   Change in amounts recoverable from reinsurers                                           (4,166)      (5,691)     (3,296)
   Change in premiums due                                                                      58          (51)       (145)
   Change in accounts receivable                                                              867          144      (1,682)
   Change in other assets                                                                    (169)      (4,203)        133
   Change in deferred policy acquisition costs, net                                       (15,208)     (10,376)     (9,944)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                       14,898       11,801      11,819
   Change in policy claims and other policyholder's funds                                  (4,461)       3,861         360
   Deferred income tax provision (benefit)                                                  1,851       (4,763)      1,898
   Change in other liabilities                                                             (2,402)          68      (2,844)
   (Accretion of discount) amortization of premium, net                                      (819)       3,477       1,353
   Net realized losses (gains) on investments                                               8,481       26,426        (839)
   Policyholder and contractholder charges, non-cash                                      (13,394)     (12,632)     (9,232)
   Other, net                                                                              (2,622)        (599)     (1,826)
                                                                                        ---------    ---------   ---------
      Net cash provided by operating activities                                             9,484       18,434      25,054
                                                                                        ---------    ---------   ---------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                   --           --      (4,487)
   Maturities, sinking fund payments and calls                                                 --           --      31,178
Available-for-sale securities:
   Purchases                                                                             (590,944)    (429,487)   (100,905)
   Maturities, sinking fund payments and calls                                            198,972      117,961      34,202
   Sales                                                                                  215,680      214,426      91,946
Other investments, excluding policy loans:
   Purchases                                                                               (1,374)        (309)         --
   Sales                                                                                   14,235       19,223      10,838
Change in amounts due from brokers                                                             --          877        (877)
Change in amounts due to brokers                                                          (31,487)      31,487          --
                                                                                        ---------    ---------   ---------
      Net cash (used in) provided by investing activities                                (194,918)     (45,822)     61,895
                                                                                        ---------    ---------   ---------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                                174,235       56,228      51,419
   Surrenders and death benefits                                                          (15,299)     (81,988)   (137,239)
   Interest credited to account balances                                                   47,191       48,064      47,715
Universal life-type insurance policy loans:
   Issuance                                                                                (4,102)      (4,308)     (6,847)
   Repayment                                                                                4,150        3,544       4,085
Cash dividends                                                                            (14,000)     (16,000)    (15,000)
                                                                                        ---------    ---------   ---------
      Net cash provided by (used in) financing activities                                 192,175        5,540     (55,867)
                                                                                        ---------    ---------   ---------
Net increase (decrease) in cash and cash equivalents                                        6,741      (21,848)     31,082
Cash and cash equivalents at beginning of year                                             17,365       39,213       8,131
                                                                                        ---------    ---------   ---------
Cash and cash equivalents at end of year                                                $  24,106    $  17,365   $  39,213
                                                                                        =========    =========   =========
Supplemental disclosures:
   Income taxes paid                                                                    $  13,059    $   5,408   $  21,427
   Interest on borrowings                                                                       6           35          80
                                                                                        ---------    ---------   ---------

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Notes to Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company of New York (the Company) is a stock life insurance company engaged in the insurance and annuity business in the state of New York. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. The Company also offers variable annuities, including the American Express Retirement Advisor AdvantageSM Variable Annuity and the American Express Retirement Advisor SelectSM Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although, the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 9. Certain prior year's amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Mortality and expense risk and other fees include certain fee revenues from underlying nonproprietary mutual funds as well mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of policyholder charges and investment income earned from investment of policyholder considerations over interest credited to policy values, death and other benefits paid in excess of policy values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include mortality and expense risk and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense risk and other fees include certain fee revenues from underlying nonproprietary mutual funds as well as mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the reserve for losses considered other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rates, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $2,800 in 2002 and $2,300 in 2001 and a net decrease in amortization of $1,200 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $1,048, $1,023 and $88, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

Liabilities for future benefits on traditional life insurance, primarily term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the mortality risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The Company held no derivative positions during 2002 or 2001.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will disclose additional information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to secured loan trusts (SLTs) for which the Company has an 8% ownership interest in two SLT structures. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. The Company's pro rata return is based on the performance of up to $200,000 of the high-yield loans. Currently, the underlying portfolio consists of $179,341 in high-yield loans which have a market value of $160,390. The SLTs have an adjusted cost basis of $40,500.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs. The impact of adopting FIN 46 on the Financial Statements is still being reviewed.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                   Gross          Gross
                                                   Amortized    unrealized     unrealized       Fair
                                                     cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations           $      431       $    74        $    --    $      505
   Corporate bonds and obligations                 591,840        41,163          7,840       625,163
   Structured investments                           59,662            --          1,643        58,019
   Mortgage and other asset-backed securities      548,018        26,687          1,406       573,299
                                                   -------        ------          -----       -------
Total fixed maturity securities                 $1,199,951       $67,924        $10,889    $1,256,986
                                                ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                   Amortized       Fair
                                                     cost          value
Due within one year                             $   42,325    $   42,988
Due from one to five years                         127,160       135,492
Due from five to ten years                         398,011       420,452
Due in more than ten years                          84,437        84,755
Mortgage and other asset-backed securities         548,018       573,299
                                                   -------       -------
   Total                                        $1,199,951    $1,256,986
                                                ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                        Gross               Gross
                                                      Amortized      unrealized          unrealized       Fair
                                                        cost            gains              losses         value
Fixed maturities:
   U.S. Government agency obligations               $      433        $    35             $    11    $      457
   Corporate bonds and obligations                     627,764         17,292               9,715       635,341
   Structured investments                               61,188             --               2,434        58,754
   Mortgage and other asset-backed securities          340,674          4,804               2,877       342,601
                                                       -------          -----               -----       -------
Total fixed maturity securities                     $1,030,059        $22,131             $15,037    $1,037,153
                                                    ==========        =======             =======    ==========
Common stocks                                       $       76        $   103             $    --    $      179
                                                    ==========        =======             =======    ==========

Pursuant to the adoption of Statement of Financial Accounting Standards No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $405,816 and net unrealized losses of $1,389 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $298 and $300, respectively, were on deposit with the state of New York as required by law.

At December 31, 2002, fixed maturity securities comprised approximately 90% of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $55 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                     2002           2001

AAA                                                         47%            36%
AA                                                           1              2
A                                                           17             17
BBB                                                         28             39
Below investment grade                                       7              6
                                                           ----           ----
     Total                                                 100%           100%
                                                           ----           ----

At December 31, 2002, approximately 91% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than 10% of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $215,680 and gross realized gains and losses of $7,172 and $6,797, respectively. Available-for-sale securities were sold during 2001 with proceeds of $214,426 and gross realized gains and losses of $5,417 and $18,342, respectively. Available-for-sale securities were sold during 2000 with proceeds of $91,946 and gross realized gains and losses of $2,015 and $483, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $8,504, $12,999, and $1,590, respectively, due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $57,035 and $7,197, respectively, with the $49,838 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $23,496 and $7,141, respectively.

During 2001, the Company recorded pretax losses of $30,978 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors and to write down certain other investments. Within the Statements of Income, $24,110 of these losses are included in Net realized (losses) gains on investments and $6,868 are included in Net investment income.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22,031, into a securitization trust. In return, the company received $2,921 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19,110. As of December 31, 2002, the retained interests had a carrying value of approximately $18,337, of which approximately $12,648 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgage loans on real estate

At December 31, 2002, approximately 8% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                       December 31, 2002                   December 31, 2001
                                 On balance        Funding             On balance      Funding
Region                              sheet        commitments              sheet      commitments
West North Central                $ 15,169         $--                 $ 15,978        $--
East North Central                  18,951          --                   21,337         --
South Atlantic                      19,466          --                   22,402         --
Middle Atlantic                     11,363          --                   14,362         --
Pacific                              6,346          --                    6,466         18
Mountain                            28,895          --                   30,522         --
New England                          5,603          --                    7,354         --
East South Central                   7,603          --                    7,089         --
                                  --------         ---                 --------        ---
                                   113,396          --                  125,510         18
Less reserves for losses             1,157          --                      805         --
                                  --------         ---                 --------        ---
   Total                          $112,239         $--                 $124,705        $18
                                  ========         ===                 ========        ===

                                       December 31, 2002                   December 31, 2001
                                 On balance        Funding             On balance      Funding
Property type                       sheet        commitments              sheet      commitments
Apartments                        $ 37,635          $--                $ 40,395        $18
Department/retail stores            36,571           --                  41,102         --
Office buildings                    16,388           --                  18,754         --
Industrial buildings                13,506           --                  14,218         --
Nursing/retirement                   4,072           --                   4,178         --
Medical buildings                    5,224           --                   6,863         --
                                  --------          ---                --------        ---
                                   113,396           --                 125,510         18
Less reserves for losses             1,157           --                     805         --
                                  --------          ---                --------        ---
   Total                          $112,239          $--                $124,705        $18
                                  ========          ===                ========        ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80% or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $481, $nil and $nil, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $37, $nil and $nil, respectively.

The Company recognized interest income of $nil related to impaired mortgage loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002          2001        2000
Balance, January 1                           $  805          $303      $1,200
Provision for mortgage loan losses              352           502        (897)
                                                ---           ---        ----
Balance, December 31                         $1,157          $805      $  303
                                             ======          ====      ======

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

                                               2002          2001        2000
Income on fixed maturities                  $72,203       $69,566     $76,859
Income on mortgage loans on real estate       9,483        10,682      11,954
Other                                         3,352          (900)      3,402
                                              -----          ----       -----
                                             85,038        79,348      92,215
Less investment expenses                        862           176         724
                                                ---           ---         ---
   Total                                    $84,176       $79,172     $91,491
                                            =======       =======     =======

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                               2002          2001        2000
Fixed maturities                            $(8,129)     $(25,924)       $(58)
Mortgage loans on real estate                  (352)         (502)        897
                                               ----          ----         ---
   Total                                    $(8,481)     $(26,426)       $839
                                            =======      ========        ====

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                               2002          2001        2000
Federal income taxes:
   Current                                  $11,383       $ 8,098     $19,245
   Deferred                                   1,851        (4,763)      1,898
                                              -----        ------       -----
                                             13,234         3,335      21,143
State income taxes -- current                 1,068         1,350       1,180
                                              -----         -----       -----
Income tax expense                          $14,302       $ 4,685     $22,323
                                            =======       =======     =======

Income tax expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                       2001                    2000
                                                       Provision     Rate       Provision     Rate      Provision     Rate
Federal income taxes based on the statutory rate      $14,467        35.0%      $4,445        35.0%     $21,842       35.0%
Tax-exempt interest and dividend income                  (230)       (0.6)        (258)       (2.0)        (207)      (0.3)
State tax, net of federal benefit                         694         1.7          878         6.9          767        1.2
Other, net                                               (629)       (1.5)        (380)       (3.0)         (79)      (0.1)
                                                         ----        ----         ----        ----          ---       ----
Total income taxes                                    $14,302        34.6%      $4,685        36.9%     $22,323       35.8%
                                                      =======        ====       ======        ====      =======       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2002, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002       2001
Deferred income tax assets:
   Policy reserves                                         $28,533    $26,912
   Investments                                              16,334     15,173
                                                            ------     ------
Total deferred income tax assets                            44,867     42,085
                                                            ------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        48,027     43,393
   Net unrealized gains, available-for-sale securities      18,925      2,474
                                                            ------      -----
Total deferred income tax liabilities                       66,952     45,867
                                                            ------     ------
Net deferred income tax liabilities                        $22,085    $ 3,782
                                                           =======    =======

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $160,637 and $151,649 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 was not significant. Effective January 1, 2002 the state of New York adopted additional provisions of the revised manual. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2002 was an increase of $5,135.

5. RELATED PARTY TRANSACTIONS

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $30, $26 and $23 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $127, $48 and $106, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2002, 2001 and 2000 were $nil.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2002, 2001 and 2000, which are calculated on the basis of commission earnings of the individual financial advisors, were $199, $199 and $975, respectively. Such costs are included in deferred policy acquisition costs.

The Company maintains a "Persistency Payment Plan". Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2002, 2001 and 2000 were $nil. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $23,171, $19,919 and $17,108 for 2002, 2001 and 2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 is $2,248 and $2,814 respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC of $25,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, 2001 and 2000, traditional life insurance and universal life-type insurance in force aggregated $6,993,180, $6,534,603 and $5,974,025 respectively, of which $1,087,837, $675,563 and $332,556 were reinsured at the respective year ends.

Premiums ceded to reinsurers amounted to $6,649, $2,608 and $3,125 for the years ended December 31, 2002, 2001 and 2000, respectively. Recoveries from reinsurers other than IDS Life amounted to $511, $924 and $473 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $163,502 and $186,119 at December 31, 2002 and 2001, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2002, 2001 and 2000, and a decrease in liabilities for future policy benefits related to this agreement of $1,288, $1,470 and $1,334 for the years ended December 31, 2002, 2001 and 2000, respectively.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings. (see Note 2)

8. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                   2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
                                                          amount           value                       amount         value
Financial Assets
Fixed maturities                                       $1,256,986     $1,256,986                   $1,037,153    $1,037,153
Common stocks                                                  --             --                          179           179
Mortgage loans on real estate                             112,239        124,228                      124,705       130,920
Cash and cash equivalents                                  24,106         24,106                       17,365        17,365
Separate account assets                                 1,136,859      1,136,859                    1,418,527     1,418,527
                                                        ---------      ---------                    ---------     ---------
Financial Liabilities
Future policy benefits for fixed annuities                859,659        831,393                      679,593       662,166
Separate account liabilities                              990,689        949,785                    1,244,282     1,201,652
                                                          -------        -------                    ---------     ---------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $95,790 and $91,143, respectively, and policy loans of $5,031 and $5,754, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $146,170 and $174,245, respectively.

9. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                        2002            2001          2000
Net income, per accompanying financial statements                                     $ 27,033        $ 8,016       $40,083
Deferred policy acquisition costs                                                      (14,624)        (9,584)       (9,406)
Adjustments of future policy benefit liabilities                                         8,845         (3,064)       (1,657)
Deferred income tax expense (benefit)                                                    1,851         (4,763)        1,898
Provision (reduction) for losses on investments                                            352         (1,314)          817
Interest maintenance reserves gain/loss transfer and amortization                       (2,178)         5,797          (126)
Adjustment to separate account reserves                                                 (7,940)        (3,636)         (408)
Other, net                                                                                (286)           552           486
                                                                                      --------        -------       -------
Statutory-basis net income (loss)                                                     $ 13,053        $(7,996)      $31,687
                                                                                      ========        =======       =======

                                                                                        2002            2001          2000
Stockholder's equity, per accompanying financial statements                          $ 360,049      $ 316,463     $ 309,535
Deferred policy acquisition costs                                                     (168,371)      (155,996)     (146,035)
Adjustments of future policy benefit liabilities                                        21,826          6,165         4,609
Deferred income tax liabilities                                                         58,381          3,782           516
Asset valuation reserve                                                                 (8,112)       (11,195)      (16,421)
Adjustments of separate account liabilities                                             49,737         57,677        61,313
Adjustments of investments to amortized cost                                           (57,035)        (7,094)       17,467
Premiums due, deferred and in advance                                                    1,317          1,383         1,433
Deferred revenue liability                                                               4,901          5,102         4,100
Reserves for mortgage loan losses                                                        1,157            805           304
Non-admitted assets                                                                    (31,642)        (2,772)       (6,067)
Interest maintenance reserve                                                               337          2,515        (3,282)
Reinsurance ceded reserves                                                             (18,219)       (12,833)       (8,703)
Other, net                                                                              (1,425)           (78)           20
                                                                                     ---------      ---------     ---------
Statutory-basis capital and surplus                                                  $ 212,901      $ 203,924     $ 218,789
                                                                                     =========      =========     =========


                                                             S-6171-20 AE (5/03)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed electronically as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(a)(2) Standard Terms and Conditions of Trust, effective August 4, 1986, filed electronically as Exhibit 1.A.(8)(d) to Registrant's Form N-8B-2
          with   Post-Effective   Amendment   No.  11,  File  No.   33-15290  is
          incorporated herein by reference.

(b)       Not applicable.

(c)(1)    Explanation   of   New   York   Sales  Agreements,   filed
          electronically as Exhibit 1.A.(3)(b)(i) to Registrant's
          Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(2)    Form of Personal Financial Planner's Agreement with IDS
          Financial Services Inc., filed electronically as Exhibit 1.A.(3)(b)(ii) to Registrant's Form N-8B-2 with
          Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement with IDS Life Insurance Company of New York, filed electronically as
          Exhibit 1.A.(3)(b)(iii) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(4) Form of "Field Trainer's" Rider to Personal Financial Planner's Agreement, filed electronically as Exhibit 1.A.(3)(b)(iv) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(5)    Form of District Manager's Rider to Personal Financial
          Planner's Agreement, filed electronically as Exhibit
          1.A.(3)(b)(v) to Registrant's Form N-8B-2 with
          Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(6)    Form of  "New  York  District  Manager-Insurance"  Rider to
          Personal   Financial  Planner's   Agreement,   filed
          electronically as Exhibit 1.A.(3)(b)(vi) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(7)    Form of Division Manager's Agreement with IDS Financial
          Services Inc., filed electronically as Exhibit
          1.A.(3)(b)(vii) to Registrant's Form N-8B-2 with
          Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(8) Form of "New York Division Manager-Insurance" Rider to Division Manager's Agreement with IDS Financial Services Inc., filed electronically as Exhibit 1.A.(3)(b)(viii) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy, dated April 1, 1987, filed electronically as Exhibit 1.A.(5) to Registrant's Form N-8B-2
          with   Post-Effective   Amendment   No.  11,  File  No.   33-15290  is
          incorporated herein by reference.

(d)(2) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL-NY) is filed electronically herewith.

(e)(1) Application form for the Flexible Premium Variable Life Insurance Policy, filed electronically as Exhibit 1.A.(10) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(f)(1) Certificate of Amendment of the Certificate of Incorporation of IDS Life Insurance Company of New York, filed electronically as Exhibit 1.A.(6)(a) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(f)(2) Amended Bylaws of IDS Life Insurance Company of New York, dated May 1992, filed electronically as Exhibit 1.A.(6)(b) to Post-Effective Amendment No. 12, File No. 33-15290 is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-Laws of IDS Life Insurance Company of New York, filed electronically as Exhibit 6.3 to Post-Effective
          Amendment  No.  8  to   Registration   Statement   No.   333-91691, is
          incorporated herein by reference.

(h)(1) Reference Trust Indenture among Shearson Lehman Brothers Inc., the Bank of New York and Standard & Poor's Corporation, dated August 4, 1986, filed electronically as Exhibit 1.A.(8)(c) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement dated October 7, 1996 between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 8 to Registration Statement No. 333-91691, is incorporated herein by reference.

(h)(4) Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
          Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit
          8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999, filed electronically as Exhibit
          8.13 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(i)       Not applicable

(j)       Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m) Calculations of Illustrations for VUL-NY are filed electronically herewith.

(n) Consent of Independent Auditors for VUL-NY dated April 25, 2003 is filed electronically herewith.

(o)      Not applicable.

(p)      Not applicable.

(q) Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies, filed electronically as Exhibit 1.A.(11) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(r) Power of Attorney to sign amendments to this Registration Statement dated April 17, 2003 is filed electronically herewith.


Item 28. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President


Walter S. Berman                                       Interim Treasurer


Barbara H. Fraser                                      Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President, Investments


Eric L. Marhoun                                        Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Timothy S. Meehan                                      Secretary


Jeryl A. Millner                                       Vice President and Controller


Mary Ellyn Minenko                                     Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Barry J. Murphy                                        Director


Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary

Stephen W. Roszell                                     Director


Bridget Sperl                                          Executive Vice President - Client
                                                       Service

John T. Sweeney                                        Director and Executive Vice President - Finance


Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 30. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31  Principal Underwriter

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:


         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Finance

         Walter S. Berman                               Director, Senior Vice President -
                                                        and Chief Financial Officer

         Robert C. Bloomy                               Vice President - Technologies

         Leslie H. Bodell                               Vice President - Technologies

         Paul V. Bruce                                  Vice President - Compliance

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President -
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning

         Gordon M. Fines                                Vice President - Mutual
                                                        Fund Equity Investments

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Services

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Brenda H. Fraser                               Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -
                                                        Detroit Metro

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -
                                                        Insurance Investments

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage
                                                        Development

         Jon E. Hjelm                                   Group Vice President -
         319 Southbridge Street                         Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                           Group Vice President -
         30 Burton Hills Blvd.                          Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Claire L. Huang                                Senior Vice President - Retail
                                                        Marketing

         Debra A. Hutchinson                            Vice President -
                                                        Relationship Leader

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -

         James M. Jensen                                Vice President -
                                                        Advice and
                                                        Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy E. Jones                                 Vice President - Business
                                                        Development

         William A. Jones                               Vice President - Technologies

         John C. Junek                                  Senior Vice President,
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Service
                                                        Quality

         Mitre Kutanovski                               Group Vice President -
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                                 Vice President -
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - New
                                                        Business Development and
                                                        Marketing

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Judd K. Lohmann                                Treasurer

         Diane D. Lyngstad                              Vice President - Lead Financial
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President and
                                                        Director of Fixed Income
                                                        Research

         Penny Mazal                                    Vice President - Business
                                                        Transformation

         Mark T. McGannon                               Vice President and General
                                                        Sales Manager - AEFA Products

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Wrap and Trust
                                                        Products

         Timothy S. Meehan                              Secretary

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Jeryl A. Millner                               Vice President - LFO, Insurance,
                                                        Annuities and Certificates

         Barry J. Murphy                                Executive Vice President -
                                                        U.S. Retail Group

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
                                                        Southern New England

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kris Petersen                                  Vice President - SPS and
                                                        External Products

         John G. Poole                                  Group Vice President -
         Westview Place, #200                           Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                                  Group Vice President -
         One Tower Bridge                               New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                               Vice President - Senior
                                                        Portfolio Manager

         ReBecca K. Roloff                              Senior Vice President -
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -
                                                        Institutional

         Maximillian G. Roth                            Group Vice President -
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304


         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing

         Albert L. Soule                                Group Vice President

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller

         Lois A. Stilwell                               Group Vice President -
         Suite 433                                      Greater Minnesota
         9900 East Bren Rd.                             Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale-Boon                        Senior Vice President - Relationship
                                                        Leader of Human Resources

         Jeffrey J. Stremcha                            Vice President -
                                                        Information Resource
                                                        Management/ISD

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         Suite 425                                      Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                            Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Marketing

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne Wilson                                  Vice President - Insurance
                                                        Operations

         Michael D. Wolf                                Vice President - Senior
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President -
                                                        Brokerage Marketing

         Rande L. Zellers                               Group Vice President -
         1 Galleria Blvd., Suite 1900                   Delta States
         Metairie, LA  70001

* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company of New York) at 20 Madison Avenue Extension, Albany, NY 12203 (800) 541-2251.

Item 33. Management Services

Not Applicable.

Item 34. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 29th day of April, 2003.


                            IDS Life of New York Account 8
                            --------------------------------------------
                                              (Registrant)


                            By IDS Life Insurance Company of New York
                              ---------------------------------------
                                              (Sponsor)


                         By /s/   Timothy V. Bechtold*
                         -----------------------------------------------------
                                  Timothy V. Bechtold
                                  President and Chief Executive
                                  Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 2003:

Signature                                     Title

/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director, President and Chief
------------------------------------          Executive Officer
     Timothy V. Bechtold                      (Chief Executive Officer)

                                              Director
------------------------------------
     Maureen A. Buckley

/s/  Rodney P. Burwell*                       Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                          Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                         Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                        Director
------------------------------------
     Jean B. Keffeler

/s/  Eric L. Marhoun*                         Director
------------------------------------
     Eric L. Marhoun

/s/  Thomas R. McBurney*                      Director
------------------------------------
     Thomas R. McBurney

Signature                                     Title

/s/  Jeryl A. Millner*                        Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     Jeryl A. Millner                         (Principal Financial Officer)

/s/  Thomas V. Nicolosi*                      Director
------------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                       Director
------------------------------------
     Steven P. Norman

/s/  Richard M. Starr*                        Director
------------------------------------
     Richard M. Starr

                                              Director
------------------------------------
     Michael R. Woodward

 * Signed pursuant to Power of Attorney dated April 17, 2003, and is filed electronically herewith as Exhibit (r).



By: /s/  Mary Ellyn Minenko
    -----------------------
         Mary Ellyn Minenko
         Counsel